Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	E-HOUSE (CHINA) HOLDINGS LTD
Entity Central Index Key	0001405658
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	81,169,317
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2011	Dec. 31, 2010
Current assets:
Cash and cash equivalents	$ 392,005,353	$ 543,817,633
Restricted cash	2,581,801	6,985,409
Marketable securities	7,982,470	16,564,054
Customer deposits, net of allowance for doubtful accounts of $539,433 and $646,334 at December 31, 2010 and 2011, respectively	56,167,994	90,616,995
Accounts receivable, net of allowance for doubtful accounts of $18,296,842 and $14,164,988 at December 31, 2010 and 2011, respectively	244,080,865	174,114,561
Properties held for sale	1,287,157	4,457,709
Deferred tax assets	22,077,959	17,284,547
Prepaid expenses and other current assets	21,817,629	22,052,561
Amounts due from related parties	1,500,941	19,447
Total current assets	749,502,169	875,912,916
Property and equipment, net	27,976,223	21,302,787
Intangible assets, net	213,263,362	183,911,765
Investment in affiliates	32,484,040	10,161,275
Goodwill	49,328,352	453,139,720
Customer deposits, non-current, net of allowance for doubtful accounts of nil and nil at December 31, 2010 and 2011, respectively	26,585,537	1,826,599
Other non-current assets	44,558,560	12,011,463
TOTAL ASSETS	1,143,698,243	1,558,266,525
Current liabilities:
Accounts payable (including accounts payable of the consolidated VIEs without recourse to E-House of $2,777,692 and $1,843,770 as of December 31, 2010 and 2011, respectively)	5,686,183	8,148,688
Accrued payroll and welfare expenses (including accrued payroll and welfare expenses of the consolidated VIEs without recourse to E-House of $5,998,335 and $14,530,417 as of December 31, 2010 and 2011, respectively)	50,580,838	37,853,279
Income tax payable (including income tax payable of the consolidated VIEs without recourse to E-House of $3,824,260 and $7,834,965 as of December 31, 2010 and 2011, respectively)	45,762,488	42,276,115
Other tax payable (including other tax payable of the consolidated VIEs without recourse to E-House of $2,965,717 and $5,569,465 as of December 31, 2010 and 2011, respectively)	19,251,800	14,765,431
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to E-House of nil and $654,465 as of December 31, 2010 and 2011, respectively)	1,775,286	5,154,657
Advance from property buyers	2,193,723	7,618,667
Advance from customers and deferred revenue	11,498,742	7,973,091
Liability for exclusive rights, current (including exclusive rights, current of the consolidated VIEs without recourse to CRIC of nil and $13,830,821 as of December 31, 2010 and 2011, respectively)	13,830,821
Other current liabilities (including other current liabilities of the consolidated VIEs without recourse to E-House of $6,728,488 and $10,372,839 as of December 31, 2010 and 2011, respectively)	25,517,200	16,309,101
Total current liabilities	176,097,081	140,099,029
Deferred tax liabilities (including deferred tax liabilities, non-current of the consolidated VIEs without recourse to E-House of $424,931 and $1,430,257 as of December 31, 2010 and 2011, respectively)	40,108,863	40,152,455
Liability for exclusive rights, non-current (including liability for exclusive rights, non-current of the consolidated VIEs without recourse to CRIC of nil and $21,408,384 as of December 31, 2010 and 2011, respectively)	21,408,384
Other non-current liabilities	1,715,913	1,375,469
Total liabilities	239,330,241	181,626,953
Commitments and contingencies (Note 18)
Equity:
Ordinary shares ($0.001 par value): 1,000,000,000 shares authorized, 80,752,526 and 79,065,624 shares issued and outstanding, as of December 31, 2010 and 2011, respectively	79,066	80,752
Additional paid-in capital	688,093,431	672,621,384
Retained earnings (Accumulated deficit)	(101,063,764)	200,822,587
Accumulated other comprehensive income	46,253,035	27,640,541
Subscription receivables		(65,417)
Total E-House equity	633,361,768	901,099,847
Non-controlling interest	271,006,234	475,539,725
Total equity	904,368,002	1,376,639,572
TOTAL LIABILITIES AND EQUITY	$ 1,143,698,243	$ 1,558,266,525

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Customer deposits, allowance for doubtful accounts	$ 646,334	$ 539,433
Accounts receivable, allowance for doubtful accounts	14,164,988	18,296,842
Customer deposits, allowance for doubtful accounts, non-current	0	0
Accounts payable	5,686,183	8,148,688
Accrued payroll and welfare expenses	50,580,838	37,853,279
Income tax payable	45,762,488	42,276,115
Other tax payable	19,251,800	14,765,431
Amounts due to related parties	1,775,286	5,154,657
Liability for exclusive rights, current	13,830,821
Other current liabilities	25,517,200	16,309,101
Deferred tax liabilities, non-current	40,108,863	40,152,455
Liability for exclusive rights, non-current	21,408,384
Ordinary shares, par value (in dollars per share)	$ 0.001	$ 0.001
Ordinary shares, shares authorized	1,000,000,000	1,000,000,000
Ordinary shares, shares issued (in shares)	79,065,624	80,752,526
Ordinary shares, shares outstanding (in shares)	79,065,624	80,752,526
Consolidated VIEs without recourse
Accounts payable	1,843,770	2,777,692
Accrued payroll and welfare expenses	14,530,417	5,998,335
Income tax payable	7,834,965	3,824,260
Other tax payable	5,569,465	2,965,717
Amounts due to related parties	654,465	0
Liability for exclusive rights, current	13,830,821	0
Other current liabilities	10,372,839	6,728,488
Deferred tax liabilities, non-current	1,430,257	424,931
Liability for exclusive rights, non-current	$ 21,408,384	$ 0

CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Total revenues		$ 401,624,981	$ 356,525,127	$ 299,538,656
Cost of revenues		(163,044,490)	(104,846,495)	(70,343,445)
Selling, general and administrative expenses		(286,687,587)	(198,424,922)	(125,721,179)
Gain from settlement of pre-existing relationship				2,100,832
Goodwill impairment charge	(417,822,304)	(417,822,304)
Income (loss) from operations		(465,929,400)	53,253,710	105,574,864
Interest expense				(215,854)
Interest income		2,626,919	2,807,831	1,038,789
Other income (loss), net		(4,276,851)	5,589,169	8,780,370
Income (loss) before taxes and equity in affiliates		(467,579,332)	61,650,710	115,178,169
Income tax (expense) benefit		2,723,930	(12,696,234)	(19,924,081)
Income (loss) before equity in affiliates		(464,855,402)	48,954,476	95,254,088
Income (loss) from equity in affiliates		(165,110)	(278,662)	22,128,235
Net income (loss)		(465,020,512)	48,675,814	117,382,323
Less: Net income (loss) attributable to non-controlling interest		(194,663,431)	12,521,421	17,104,023
Net income (loss) attributable to E-House shareholders		$ (270,357,081)	$ 36,154,393	$ 100,278,300
Earnings (loss) per share:
Basic (in dollars per share)		$ (3.39)	$ 0.45	$ 1.26
Diluted (in dollars per share)		$ (3.39)	$ 0.44	$ 1.25
Shares used in computation:
Basic (in shares)		79,769,823	80,287,171	79,643,079
Diluted (in shares)		79,769,823	81,302,622	80,456,210

CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (LOSS) (USD $)	Total	Equity (Deficit) Attributable to E-House	Ordinary Shares	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Subscription Receivables	Non-controlling Interest	Total Comprehensive Income
Balance at Dec. 31, 2008	$ 406,990,005	$ 403,298,472	$ 79,770	$ 301,812,186	$ 85,296,056	$ 16,110,460		$ 3,691,533
Balance (in shares) at Dec. 31, 2008			79,769,481
Increase (Decrease) in Stockholders' Equity
Net income (loss)	117,382,323	100,278,300			100,278,300			17,104,023	117,382,323
Foreign currency translation adjustments	36,707	156,237				156,237		(119,530)	36,707
Total comprehensive income (loss)	117,419,030	100,434,537						16,984,493	117,419,030
Share-based compensation	11,920,554	10,185,511		10,185,511				1,735,043
Exercise of share options	2,754,106	2,754,106	509	2,753,597
Exercise of share options (in shares)			509,562
Vesting of the restricted shares	434,730	434,730	144	434,586
Vesting of the restricted shares (in shares)			144,000
Replacement of COHT share options	14,960,796	7,486,795		7,486,795				7,474,001
Capital injection and non-controlling interest recognized in connection with business acquisition	1,260,780							1,260,780
Acquisition of non-controlling interest (including Repurchase of CRIC shares in 2011)	(37,249,329)	(17,368,975)		(17,446,572)		77,597		(19,880,354)
Repurchase of shares	(1,874,085)	(1,874,085)	(277)	(1,048,703)	(825,105)
Repurchase of shares (in shares)			(277,174)
Recognition of change in E-House's economic interests in CRIC	796,703,118	352,415,498		352,415,498				444,287,620
Balance at Dec. 31, 2009	1,313,319,705	857,766,589	80,146	656,592,898	184,749,251	16,344,294		455,553,116
Balance (in shares) at Dec. 31, 2009			80,145,869
Increase (Decrease) in Stockholders' Equity
Net income (loss)	48,675,814	36,154,393			36,154,393			12,521,421	48,675,814
Foreign currency translation adjustments	12,779,476	11,237,772				11,237,772		1,541,704	12,779,476
Total comprehensive income (loss)	61,455,290	47,392,165						14,063,125	61,455,290
Dividends	(20,081,057)	(20,081,057)			(20,081,057)
Dividends to non-controlling interest	(1,231,562)							(1,231,562)
Share-based compensation	27,005,773	19,987,214		19,987,214				7,018,559
Exercise of share options	1,557,960	1,557,960	301	1,623,076			(65,417)
Exercise of share options (in shares)			301,192
Vesting of the restricted shares			305	(305)
Vesting of the restricted shares (in shares)			305,465
Capital injection and non-controlling interest recognized in connection with business acquisition	5,763,694							5,763,694
Exercise of CRIC share options	1,455,639	(1,873,657)		(1,873,657)				3,329,296
Vesting of CRIC restricted shares	262,500	(121,968)		(121,968)				384,468
Acquisition of non-controlling interest (including Repurchase of CRIC shares in 2011)	(12,868,370)	(3,556,107)		(3,614,582)		58,475		(9,312,263)
Distribution to E-house		28,708		28,708				(28,708)
Balance at Dec. 31, 2010	1,376,639,572	901,099,847	80,752	672,621,384	200,822,587	27,640,541	(65,417)	475,539,725
Balance (in shares) at Dec. 31, 2010			80,752,526
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(465,020,512)	(270,357,081)			(270,357,081)			(194,663,431)	(465,020,512)
Foreign currency translation adjustments	24,231,778	18,612,494				18,612,494		5,619,284	24,231,778
Total comprehensive income (loss)	(440,788,734)	(251,744,587)						(189,044,147)	(440,788,734)
Dividends	(20,209,842)	(20,209,842)			(20,209,842)
Dividends to non-controlling interest	(783,403)							(783,403)
Share-based compensation	32,023,557	24,360,791		24,360,791				7,662,766
Exercise of share options	503,046	503,046	81	437,548			65,417
Exercise of share options (in shares)			81,495
Vesting of the restricted shares			631	(631)
Vesting of the restricted shares (in shares)			630,603
Capital injection and non-controlling interest recognized in connection with business acquisition	5,844,009	1,785,764		1,785,764				4,058,245
Changes in equity ownership on partial disposal of subsidiaries	514,156	278,332		278,332				235,824
Exercise of CRIC share options	791,139	(2,218,582)		(2,218,582)				3,009,721
Vesting of CRIC restricted shares	262,500	(134,500)		(134,500)				397,000
Disposal of subsidiaries	(493,617)							(493,617)
Acquisition of non-controlling interest (including Repurchase of CRIC shares in 2011)	(29,862,792)	(286,912)		(120,820)	(166,092)			(29,575,880)
Repurchase of shares	(20,071,589)	(20,071,589)	(2,398)	(8,915,855)	(11,153,336)
Repurchase of shares (in shares)			(2,399,000)
Balance at Dec. 31, 2011	$ 904,368,002	$ 633,361,768	$ 79,066	$ 688,093,431	$ (101,063,764)	$ 46,253,035		$ 271,006,234
Balance (in shares) at Dec. 31, 2011			79,065,624

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income (loss)	$ (465,020,512)	$ 48,675,814	$ 117,382,323
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation and amortization	35,858,842	26,388,643	10,162,437
Gain from settlement of pre-existing relationship			(2,100,832)
Unrealized (gain) loss on marketable securities	8,598,962	(679,626)
(Income) loss from equity in affiliates	165,110	278,662	(22,128,235)
Allowance for doubtful accounts	9,605,824	5,739,736	13,937,173
Share-based compensation	32,023,557	27,005,773	11,920,554
Amortization of discounts related to liability for exclusive rights	891,441
Goodwill impairment charge	417,822,304
Loss on disposal of subsidiaries	1,054,348
Others	620,084	(2,070,006)	1,030,759
Changes in operating assets and liabilities:
Restricted cash	4,403,608	1,071,118	(6,852,856)
Customer deposits	10,433,895	(50,618,840)	32,813,578
Accounts receivable	(75,314,964)	(26,971,714)	(37,823,690)
Marketable securities		(15,884,428)	8,096,038
Amounts due from related parties	(227,936)	1,022,856	731,809
Property held for sale	596,251
Prepaid expenses and other current assets	(5,439,775)	1,968,890	5,752,434
Other non-current assets	(4,152,077)	(1,591,264)	3,180,863
Accounts payable	(2,462,505)	(1,906,219)	(4,188,599)
Accrued payroll and welfare expenses	13,478,032	6,580,711	19,538,868
Income tax payable	3,454,544	3,974,621	20,534,956
Other tax payable	4,891,322	2,790,434	5,434,026
Amounts due to related parties	(3,116,871)	4,367,157	(146,075)
Deposits payable			(39,212,152)
Other current liabilities	11,903,950	10,792,123	1,473,279
Other non-current liabilities	(8,169)	44,146	(502,102)
Deferred taxes	(20,039,088)	(8,518,614)	(9,933,315)
Net cash provided by (used in) operating activities	(19,979,823)	32,459,973	129,101,241
Investing activities:
Deposit for and purchase of property and equipment and intangible assets	(37,280,818)	(12,193,899)	(6,315,343)
Purchase of subsidiaries, net of cash acquired	(22,685,735)	563,211	3,243,113
Deposit (return) for acquisition	4,529,880	(4,529,880)
Proceeds from disposal of subsidiaries	117,457
Proceeds from partial disposal of subsidiaries	514,156
Investment in affiliates	(21,567,027)	(9,878,053)	(329,468)
Proceeds from sale of properties held for sale	2,149,470	7,051,619	5,080,606
Proceeds from disposal of property and equipment	1,626,855	100,775	233,968
Net cash provided by (used in) investing activities	(72,595,762)	(18,886,227)	1,912,876
Financing activities:
Repurchase of CRIC shares	(29,862,792)	(12,868,370)	(37,290,289)
Repayment of short-term borrowings			(21,947,100)
Restricted cash-pledged accounts			22,727,280
Advance from a related party			1,050,000
Contribution from non-controlling interest	412,364	4,115,358	1,175,244
Proceeds from exercise of options	1,294,185	3,013,599	2,754,106
Proceeds from issuance of ordinary shares of CRIC upon initial public offering, net of paid issuance costs of $23,548,949			224,851,051
Payment of E-House's offering costs			(74,629)
Repurchase of shares	(20,071,589)		(2,016,499)
Dividends	(20,209,842)	(20,081,057)
Dividends to non-controlling interests shareholders	(783,403)	(1,231,562)
Loans from non-controlling interest		1,205,000
Net cash provided by (used in) financing activities	(69,221,077)	(25,847,032)	191,229,164
Effect of exchange rate changes on cash and cash equivalents	9,984,382	8,029,035	155,279
Net increase (decrease) in cash and cash equivalents	(151,812,280)	(4,244,251)	322,398,560
Cash and cash equivalents at the beginning of the year	543,817,633	548,061,884	225,663,324
Cash and cash equivalents at the end of the year	392,005,353	543,817,633	548,061,884
Supplemental disclosure of cash flow information:
Interest paid			252,481
Income taxes paid	16,098,204	22,467,285	9,398,214
Non-cash investing and financing activities:
Properties held for sale obtained in settlement of accounts receivable		2,091,056	3,471,273
Issuance of ordinary shares in connection with business acquisition			572,000,004
Offering cost to be paid			146,451
Replacement of share option due to acquisition			14,960,796
Decrease in amount due to related party due to vesting of restricted shares	(262,500)	(262,500)
Additional paid-in capital recognized in connection with business acquisition	1,785,764
Non-controlling interest recognized in connection with business acquisition	3,645,881	1,648,336	85,536
Consideration payable for amount recognized in purchase of exclusive rights	$ 35,239,205

CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) (USD $)	12 Months Ended
Dec. 31, 2009
CONSOLIDATED STATEMENTS OF CASH FLOWS
Proceeds from issuance of ordinary shares of CRIC upon initial public offering, paid issuance costs	$ 23,548,949

Organization and Principal Activities	12 Months Ended
Dec. 31, 2011
Organization and Principal Activities
Organization and Principal Activities

1. Organization and Principal Activities

E-House (China) Holdings Limited (the “Company” or “E-House”) was incorporated on August 27, 2004 in the Cayman Islands as an exempted company with limited liability under the Companies Law of the Cayman Islands. The Company, through its subsidiaries and consolidated variable interest entities (“VIEs”), offers a wide range of services to the real estate industry, including primary sales agency, secondary brokerage, information and consulting, online advertising, promotional events and investment management services in the People’s Republic of China (“PRC”). The Company, its subsidiaries and consolidated VIEs are collectively referred to as the “Group”.

The Group commenced operations in 2000 through an operating subsidiary, Shanghai Real Estate Sales (Group) Co., Ltd. (“E-House Shanghai”), a company established in the PRC, and its subsidiaries and affiliates.

In October 2009, the Company’s subsidiary, China Real Estate Information Corporation (“CRIC”) (NASDAQ:CRIC) completed its initial public offering (“IPO”) and acquisition of SINA Corporation’s (“SINA”) (NASDAQ: SINA) 66% equity interest in China Online Housing Technology Corporation (“COHT”), an online real estate media platform in the PRC. COHT provides online advertising, information and updates related to the real estate and home furnishing industries in China through a VIE, Beijing Yisheng Leju Information Service Co., Ltd. (“Beijing Leju”). As of December 31, 2011, E-House held a 54.12% equity interest in CRIC.

The following table lists major subsidiaries and the consolidated VIEs of the Company as of December 31, 2011:

	Date of	Place of	Percentage of
	incorporation	incorporation	Ownership
Shanghai Real Estate Sales (Group) Co., Ltd.	15-Aug-00	PRC	100%
Shanghai City Rehouse Real Estate Agency Ltd.	17-May-02	PRC	85%
E-House Real Estate Asset Management Co., Ltd.	22-Aug-06	Cayman	51%
China Real Estate Information Corporation	21-Aug-08	Cayman	54%
Shanghai Tian Zhuo Advertising Co., Ltd.	27-Feb-08	PRC	VIE
Beijing Yisheng Leju Information Services Co., Ltd.	13-Feb-08	PRC	VIE
Shanghai Yi Xin E-Commerce Co., Ltd.	05-Dec-11	PRC	VIE

Summary of Principal Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Principal Accounting Policies
Summary of Principal Accounting Policies

2. Summary of Principal Accounting Policies

(a) Basis of presentation

The consolidated financial statements are prepared and presented in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

(b) Basis of consolidation

The consolidated financial statements include the financial statements of E-House, its majority owned subsidiaries and its VIEs, Shanghai Tian Zhuo Advertising Co., Ltd. (“Tian Zhuo”), Beijing Leju and Shanghai Yi Xin E-Commerce Co., Ltd. All inter-company transactions and balances have been eliminated in consolidation.

The Group evaluates each of its interests in private companies to determine whether or not the investee is a VIE and, if so, whether the Group is the primary beneficiary of such VIE. If deemed the primary beneficiary, the Group consolidates the VIE.

PRC regulations currently prohibit or restrict foreign ownership of companies that provide Internet content and advertising services. To comply with these regulations, the Group provides advertising activities relating to real estate projects through the investments held by Tian Zhuo, a PRC entity controlled by Xin Zhou, the Group’s executive chairman and chief executive officer. On April 1, 2008, Tian Zhuo entered into various agreements with CRIC (Shanghai) Information Technology Co., Ltd (“Shanghai CRIC”), including a Consultancy Service Agreement, Shareholder Voting Rights Proxy Agreement and Exclusive Equity Transfer Call Agreement. Under these agreements, Shanghai CRIC provides Tian Zhuo with consulting and related services and information services and is entitled to receive service fees in an amount up to all of the profit before tax of Tian Zhuo. In addition, the shareholder of Tian Zhuo irrevocably granted Shanghai CRIC the power to exercise all voting rights to which it was entitled. Finally, Shanghai CRIC has the option to acquire all or part of the equity interests in Tian Zhuo, to the extent as permitted by the then-effective PRC laws and regulations, for nominal consideration.

Through the contractual arrangements described above, Shanghai CRIC is deemed the primary beneficiary of Tian Zhuo. Accordingly, the results of Tian Zhuo and its subsidiaries have been included in the accompanying consolidated financial statements.

The Group provided a $15,216,656 interest free loan to Xin Zhou to fund (i) Tian Zhuo’s capital requirements of $146,314, (ii) acquisitions of $5,120,989, and (iii) prepayments and deposits for a three-year period for real estate advertising placements to certain Shanghai newspapers. Tian Zhuo repaid $2,621,870, nil and nil during the years ended December 31, 2009, 2010 and 2011, respectively.

The following financial statement amounts and balances of Tian Zhuo were included in the accompanying consolidated financial statements:

	As of December 31,
	2010	2011
	$	$
Cash and cash equivalents	12,133,157	2,860,592
Accounts receivable, net of allowance for doubtful accounts	3,649,591	2,171,155
Prepaid expenses and other current assets	1,511,617	2,859,503
Total current assets	17,294,365	7,891,250
Total non-current assets	6,562,186	12,584,611
Total assets	23,856,551	20,475,861

Accounts payable	319,812	107,848
Accrued payroll and welfare expenses	611,029	277,949
Income tax payable	1,156,467	1,044,750
Amounts due to related parties	—	3,766
Other tax payable	412,247	155,588
Other current liabilities	960,528	179,656
Total current liabilities	3,460,083	1,769,557
Deferred tax liabilities, non-current	202,955	21,474
Total liabilities	3,663,038	1,791,031

	Years Ended December 31,
	2009	2010	2011
	$	$	$
Total revenues	12,049,761	8,990,427	4,783,125
Net loss	1,758,565	1,367,126	3,520,995

To comply with PRC laws and regulations, COHT provides substantially all its Internet content and advertising services in China via its VIE Beijing Leju. Beijing Leju is an advertising agency that sells the advertisements for COHT’s real-estate and home furnishing channels. Beijing Leju is wholly-owned by certain PRC employees of the Group and was funded by COHT through interest-free loans to such employee shareholders. These employee shareholders are contractually required to transfer their ownership interest in Beijing Leju to COHT when permitted by PRC laws and regulations at any time for the amount of loans outstanding. The employee shareholders of Beijing Leju irrevocably granted COHT the power to exercise all voting rights to which it was entitled COHT has also entered into exclusive technical service agreements with Beijing Leju under which COHT provides technical and other services to Beijing Leju in exchange for substantially all of Beijing Leju’s net income. In addition, the employee shareholders have pledged their shares in Beijing Leju as collateral for the non-payment of loans and technical and other service fees. As of December 31, 2011, the total amount of interest-free loans extended to the Group’s employee shareholders was $1,587,070 and the accumulated loss of Beijing Leju was $69,674, which has been included in the consolidated financial statements.

The following financial statement amounts and balances of Beijing Leju were included in the accompanying consolidated financial statements:

	As of December 31,
	2010	2011
	$	$
Cash and cash equivalents	41,914,203	26,109,401
Accounts receivable, net of allowance for doubtful accounts	35,028,633	62,707,241
Prepaid expenses and other current assets	10,192,141	15,246,498
Total current assets	87,134,977	104,063,140
Total noncurrent assets	5,402,561	64,857,697
Total assets	92,537,538	168,920,837

Accounts payable	2,457,880	1,735,922
Accrued payroll and welfare expenses	5,387,306	14,252,468
Income tax payable	2,667,793	6,790,215
Other tax payable	2,553,470	5,413,877
Amounts due to related parties	—	650,699
Liability for exclusive rights, current	—	13,830,821
Other current liabilities	5,767,960	10,193,183
Total current liabilities	18,834,409	52,867,185
Deferred tax liabilities, non-current	221,976	1,408,783
Liability for exclusive rights, non-current	—	21,408,384
Total liabilities	19,056,385	75,684,352

	Years Ended December 31,
	2009	2010	2011
	$	$	$
Total revenues	13,813,076	66,876,338	115,762,811
Net income (loss)	147,922	975,076	(1,192,672)

In April 2011, E-House and CRIC jointly established Evercrest Holdings Limited in the British Virgin Islands. E-House and CRIC hold 49% and 51% of the equity interest in the joint venture, respectively. Evercrest Holdings Limited, through its indirect wholly-owned subsidiary in Hong Kong, further established a wholly-owned subsidiary in China, Shanghai Yi Yue Information Technology Co. Ltd. (“Shanghai Yi Yue”). Shanghai Yi Yue operates a real estate e-commerce business through its contractual arrangements with Shanghai Yi Xin E-Commerce Co., Ltd. (“Shanghai Yi Xin”) and its shareholders. Shanghai Yi Xin is wholly-owned by certain PRC employees of the Group and was funded by Shanghai Yi Yue through interest-free loans to such employee shareholders. These employee shareholders are contractually required to transfer their ownership interest in Shanghai Yi Xin to Shanghai Yi Yue when permitted by PRC laws and regulations at any time for the amount of loans outstanding. The employee shareholders of Shanghai Yi Xin irrevocably granted Shanghai Yi Yue the power to exercise all voting rights to which it was entitled Shanghai Yi Yue has also entered into exclusive technical service agreements with Shanghai Yi Xin under which Shanghai Yi Yue provides technical and other services to Shanghai Yi Xin in exchange for substantially all of Shanghai Yi Xin’s net income. In addition, the employee shareholders have pledged their shares in Shanghai Yi Xin as collateral for the non-payment of loans and technical and other service fees. As of December 31, 2011, the total amount of interest-free loans extended to the Group’s employee shareholders was $2,380,605 and the accumulated loss of Shanghai Yi Xin was $1,081, which has been included in the consolidated financial statements. Shanghai Yi Xin had not commenced its operation as of December 31, 2011.

There are no consolidated VIE’s assets that are collateral for the VIE’s obligations or are restricted solely to settle the VIE’s obligations.

The Company believes that E-House’s contractual arrangements with Tian Zhuo, Beijing Leju and Shanghai Yi Xin are in compliance with PRC law and are legally enforceable. The shareholders of the consolidated VIEs are also shareholders or senior managements of the Company and therefore the Company believes that they have no current interest in seeking to act contrary to the contractual arrangements. However, the consolidated VIEs and their shareholders may fail to take certain actions required for the Group’s business or to follow the Group’s instructions despite their contractual obligations to do so. Furthermore, if the VIEs or their shareholders do not act in the best interests of the Company under the contractual arrangements and any dispute relating to these contractual arrangements remains unresolved, the Company will have to enforce its rights under these contractual arrangements through the operations of PRC law and courts and therefore will be subject to uncertainties in the PRC legal system. All of these contractual arrangements are governed by PRC law and provide for the resolution of disputes through arbitration in the PRC. Accordingly, these contracts would be interpreted in accordance with PRC law and any disputes would be resolved in accordance with PRC legal procedures. As a result, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements, which may make it difficult to exert effective control over the Company’s consolidated VIEs, and its ability to conduct the Group’s business may be adversely affected.

(c) Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from such estimates. Significant accounting estimates reflected in the Group’s financial statements include useful lives and valuation of long-lived assets, valuation of goodwill, allowance for doubtful accounts, assumptions related to share-based compensation arrangements, assumptions related to the consolidation of entities in which the Group holds variable interests and the valuation allowance on deferred tax assets.

(d) Fair value of financial instruments

The Group records certain of its financial assets and liabilities at fair value on a recurring basis. Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. There are three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model- derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying amount of cash, restricted cash, accounts receivable, advance from customers, current portion of customer deposits, other receivables, accounts payable, other payables, current portion of liabilities for exclusive rights and amounts due from/to related parties approximates fair value due to their short-term nature.

The fair value of the customer deposits, non-current portion, was $1,681,695 and $23,509,578 as of December 31, 2010 and 2011, respectively, based on discounted cash flows. The fair value of the non-current portion of liabilities for exclusive rights was nil and $21,408,384 as of December 31, 2010 and 2011, respectively, based on discounted cash flows.

(e) Business combinations

Business combinations are recorded using the purchase method of accounting and, accordingly, the acquired assets and liabilities are recorded at their fair market value at the date of acquisition. Any excess of acquisition cost over the fair value of the acquired assets and liabilities, including identifiable intangible assets, is recorded as goodwill.

(f) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less.

(g) Restricted cash

The Group provides brokerage service for secondary properties. Upon consent of the property buyers and sellers, the sales proceeds can be paid through the Group’s accounts, which are put into the custody of the designated bank and can only be used as consideration to the property sellers when the transactions are completed. The Group records the proceeds relating to these transactions as restricted cash and other current liabilities. These restricted cash accounts totaled $5,389,304 and $1,706,426 as of December 31, 2010 and 2011, respectively. In connection with certain primary real estate agency agreements, the Group is required by the developers to maintain certain bank deposits under both parties’ custody through the contract periods or until the presale permits are obtained for the underlying projects. These restricted cash accounts were $1,596,105 and $875,375 as of December 31, 2010 and 2011, respectively.

(h) Marketable securities

Marketable securities include securities that are classified as trading securities. Trading securities represent equity securities that are bought and held principally for the purpose of selling them in the near term, and they are reported at fair value, with both unrealized and realized gains and losses reported in investment income or loss. The fair value of marketable securities is based upon the quoted price in an active market for identical instruments (Level 1).

(i) Customer deposits

The Group provides sales agency services for primary real estate development projects, some of which require the Group to pay an upfront and refundable deposit as demonstration of the Group’s financial strength and commitment to provide high quality service. These deposits are refunded to the Group at the end of the contractual sales period or at a date specified in the agency contracts. Certain of the Group’s contracts provide that if the group breaches the contract, any corresponding penalties may be deducted from the deposit. Customer deposits are recorded as either current or non-current assets based on the Group’s estimate of the date of refund.

Customer deposits as of December 31, 2011 included $11,109,490 that was secured by the right to purchase 49 units of property in a development project at a prescribed price. Customer deposits as of December 31, 2010 included $14,344,620 that was secured by the right to purchase 81 units of property in a development project at a prescribed price.

(j) Accounts receivable

Accounts receivable, net of allowance for doubtful accounts of $18,296,842 and $14,164,988 at December 31, 2010 and 2011, respectively, consists of following:

	As of December 31,
	2010	2011
	$	$
Unbilled accounts receivable	138,013,483	182,878,383
Billed accounts receivable	36,101,078	61,202,482
Total	174,114,561	244,080,865

Unbilled accounts receivable represents amounts recognized in revenue prior to issuing official tax receipts to customers. The Group regularly reviews the collectability of unbilled accounts receivable in the same method as billed accounts receivable.

(k) Properties held for sale

Properties held for sale are stated at the lower of cost or net realizable value. Cost comprises the cost of purchase and, where applicable, direct costs associated with the purchase. The Group evaluates its properties held for sale for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The impairment for properties held for sale was $712,647, nil and nil for the years ended December 31 2009, 2010 and 2011, respectively.

(l) Investment in affiliates

Affiliated companies are entities over which the Group has significant influence, but which it does not control. The Group generally considers an ownership interest of 20% or higher to represent significant influence. Investments in affiliates are accounted for by the equity method of accounting. Under this method, the Group’s share of the post-acquisition profits or losses of affiliated companies is recognized in the income statement and its shares of post-acquisition movements in other comprehensive income are recognized in other comprehensive income. Unrealized gains on transactions between the Group and its affiliated companies are eliminated to the extent of the Group’s interest in the affiliated companies; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group’s share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the affiliated company.

The Group is required to perform an impairment assessment of its investments whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. An impairment loss is recorded when there has been a loss in value of the investment that is other than temporary. The Group has not recorded any impairment losses in any of the periods reported. As of December 31, 2011, the Group determined that no such events were present.

(m) Property and equipment, net

Property and equipment is recorded at cost less accumulated depreciation. Depreciation is computed on a straight-line basis over the following estimated useful lives:

Leasehold improvements	Over the shorter of the lease term or their estimated useful lives
Buildings	30 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years

Gains and losses from the disposal of property and equipment are included in income from operations.

(n) Intangible assets, net

Acquired intangible assets mainly consist of license agreements with SINA, a real estate advertising agency agreement with SINA, CRIC database license agreement, exclusive rights with Baidu, Inc. (“Baidu”), favorable lease terms, customer relationships, non-compete agreements and trademarks from business combinations and are recorded at fair value on the acquisition date. All intangible assets, with the exception of customer relationships, are amortized ratably over the contract period. Intangible assets resulting out of acquired customer relationships are amortized based on the timing of the revenue expected to be derived from the respective customer.

(o) Impairment of long-lived assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss equal to the excess of the carrying amount over the fair value of the assets.

(p) Impairment of goodwill and indefinite lived intangible assets

The Group performs an annual goodwill impairment test comprised of two steps. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill and indefinite lived intangible assets. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill and indefinite lived intangible assets to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

Management performs a goodwill impairment test for each of its reporting units as of December 31 of each year or when there is a triggering event causing management to believe it is more likely than not that the carrying amount of goodwill may be impaired.

Intangible assets with an indefinite life are tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The impairment test consists of a comparison of the fair value of the intangible asset to its carrying amount. If the carrying amount exceeds the fair value, an impairment loss is recognized equal in amount to that excess.

(q) Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities, and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years when the reported amounts of the asset or liability are expected to be recovered or settled, respectively. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the classification of the related assets and liabilities for financial reporting purposes.

The Group only recognizes tax benefits related to uncertain tax positions when such positions are more likely than not of being sustained upon examination. For such positions, the amount of tax benefit that the Group recognizes is the largest amount of tax benefit that is more than fifty percent likely of being sustained upon the ultimate settlement of such uncertain position. The Group records interest and penalties as a component of income tax expense.

(r) Share-based compensation

Share-based compensation cost is measured on the grant date, based on the fair value of the award, and recognized as an expense over the requisite service period. Management has made an estimate of expected forfeitures and recognizes compensation cost only for those equity awards expected to vest.

(s) Revenue recognition

The Group recognizes revenue when there is persuasive evidence of an arrangement, service has been rendered, the sales price is fixed or determinable and collectability is reasonably assured. Revenues are recorded, net of sales related taxes.

The Group provides marketing and sales agency services to primary real estate developers. The Group recognizes the commission revenue when a successful sale of property has occurred and upon completing the services required to execute a successful sale without further contingency. A successful sale is defined in each agency contract and is usually achieved after the property buyer has executed the purchase contract, made the required down payment, and the purchase contract has been registered with the relevant government authorities. The Group may also be entitled to earn additional revenue on the agency services if certain sales and other performance targets are achieved, such as average sale price over a pre-determined period. These additional agency service revenues are recognized when the Group has accomplished the required targets.

The Group provides brokerage service for secondary real estate sale and rental transactions. For secondary real estate brokerage service, the Group recognizes revenue upon execution of a transaction agreement between the buyer/lessee and the seller/lessor for which the Group acts as the broker.

The Group provides real estate consulting services, which includes periodic consulting services and project-based consulting services.

Project-based consulting services involve providing real estate consulting services to customers in relation to land acquisition and property development. In certain instances, payment is contingent upon the delivery of a final product, such as closing a land acquisition transaction or providing a market study report. The Group recognizes revenue under such arrangements upon delivery of the final product, assuming customer acceptance has occurred and the fee is no longer contingent. Periodic consulting services involve providing consulting services which are tailored to meet the needs of real estate developer clients at various stages of the project development and sales process for a specified period, such as monthly market studies. The contractual period for such arrangements is usually between one and 12 months with revenue being recognized ratably over such period.

The Group sells subscriptions to its proprietary CRIC system for which revenues are recognized ratably over the subscription period, which is usually six to 12 months. The Group also provides data integration services periodically, such as periodic market updates and analysis that suit the specific needs and requirements of individual clients in addition to access to the CRIC system. The contractual period for such arrangements is usually between three and 12 months with revenue being recognized ratably over such period.

The Group generates online real estate revenues principally from online advertising, sponsorship arrangements and, to a lesser extent, hosting arrangements. Online advertising arrangements allow advertisers to place advertisements on particular areas of the Group’s websites, in particular formats and over particular periods of time. Advertising revenues from online advertising arrangements are recognized ratably over the contract period of display when collectability is reasonably assured. Sponsorship arrangements allow advertisers to sponsor a particular area on the Group’s websites in exchange for a fixed payment over the contract period. Advertising revenues from sponsorship arrangements are recognized ratably over the contract period. Revenues for advertising services are recognized net of agency rebates. The Group also generates advertising revenues from outsourcing certain regional sites for a fixed period of time to local hosting partners, who are responsible for both website operation and related advertising sales. Advertising revenues from hosted websites are recognized ratably over the term of the contract. The Group also generates revenue from keyword advertising. Keyword advertising revenues are recognized ratably over the contract period when collectability is reasonably assured.

The Group generates revenues from real estate advertising design services. The Group recognizes the revenue derived from real estate advertising design services ratably over the specified contract period ranging from three to 12 months. The Group also provides advertising sales services by acquiring advertising space and subsequently reselling such space. Revenues under such arrangements are recognized when the related advertisement is placed. The Group recognizes advertising sales revenues on a gross basis because it acts as principal and is the primary obligator in the arrangement.

The Group also provides promotional events services, and recognizes revenue when such services are rendered, assuming all other revenue recognition criterion have been met.

The Group also generates revenues from real estate fund management fees, performance fees and allocations. Real estate fund management fees are based upon investment advisory and related agreements and are recognized as earned over the specified contract period. Performance fees and allocations represent the preferential allocations of profits (“carried interest”) that are a component of the Group’s general partnership interests in the real estate funds. The Group is entitled to an additional return from the investment fund in the event investors in the fund achieve cumulative investment returns in excess of a specified amount. The Group records the additional return from these carried interests as revenue at the end of the contract year.

Effective January 1, 2011, the Group adopted the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2009-13, “Multiple-Deliverable Revenue Arrangements”, prospectively for all new and materially modified arrangements. ASU 2009-13 requires the Group to allocate revenue to arrangement deliverables using the relative selling price method.

The Group has multiple element arrangements that may include provision of primary real estate services, online advertising, promotional events services, consulting services and/or information subscription for the CRIC system. The Group has determined that each of the deliverables listed above is considered a separate unit of account as each has value to the customer on a standalone basis and has been sold separately on a standalone basis, there is no general right of return on delivered items and the delivery or performance of the undelivered item(s) is considered probable and substantially in the control of the Group.

The Group allocates arrangement consideration in multiple-deliverable revenue arrangements at the inception of an arrangement to all deliverables based on the relative selling price in accordance with the selling price hierarchy, which includes: (i) vendor-specific objective evidence (“VSOE”) if available; (ii) third-party evidence (“TPE”) if VSOE is not available; and (iii) best estimate of selling price (“BESP”) if neither VSOE nor TPE is available.

VSOE. The Group determines VSOE based on its historical pricing and discounting practices for the specific service when sold separately. In determining VSOE, the Group requires that a substantial majority of the selling prices for these services fall within a reasonably narrow pricing range. The Group has historically priced its commission rate for the primary real estate services, periodic consulting services, subscription for the CRIC system and online advertising within a narrow range. As a result, the Group has used VSOE to allocate the selling price for these services when elements of a multiple element arrangement. The Group has not historically priced project-based consulting service and promotional event services within a narrow range, therefore, the Group considers TPE and BESP as discussed below.

TPE. When VSOE cannot be established for deliverables in multiple element arrangements, the Group applies judgment with respect to whether it can establish a selling price based on TPE. TPE is determined based on competitor prices for similar deliverables when sold separately. Generally, the Group’s marketing strategy differs from that of its peers and its offerings contain a significant level of differentiation such that the comparable pricing of services with similar functionality cannot be obtained. Furthermore, the Group is unable to reliably determine what similar competitor services’ selling prices are on a stand-alone basis. As a result, the Group has not been able to establish selling price based on TPE.

BESP. When it is unable to establish selling price using VSOE or TPE, the Group uses BESP in its allocation of arrangement consideration. The objective of BESP is to determine the price at which the Group would transact a sale if the service were sold on a stand-alone basis. The Group determines BESP for deliverables by considering multiple factors including, but not limited to, prices it charged for similar offerings, market conditions, specification of the services rendered and pricing practices. The Group has used BESP to allocate the selling price of project-based consulting service and promotional event services under these multiple element arrangement. The process for determining BESP involves management judgment. The Group’s process considers multiple factors that may vary depending upon the unique facts and circumstances related to each deliverable. Key factors that the Group considers in developing its BESP include prices charged for similar offerings, service scope and historical pricing practices. If the facts and circumstances underlying the factors the Group considers change, or should subsequent facts and circumstances lead the Group to consider additional factors, the Group’s BESP could change in future periods. The Group regularly reviews the evidence of selling price for its services and maintains internal controls over the establishment and updates of these estimates. There were no material changes in estimated selling price for its services during the year ended December 31, 2011, nor does the Group expect a material changes in BESP in the foreseeable future.

Under the previous accounting literature, when an arrangement included project-based consulting services and subscriptions for the CRIC system, the entire arrangement was considered a single unit of account as the Group did not have VSOE for project-based consulting services. Revenue was recognized based on the revenue recognition model for the final deliverable in the arrangement, which was typically the subscription for the CRIC system, which required ratable recognition over the subscription period. The Group had objective and reliable evidence of the fair value of the CRIC subscription service. As such, upon delivery of the consulting product, the Group deferred the fair value of the remaining CRIC subscription and recognized the residual amount, or the difference between the remaining fair value of the CRIC subscription and the total arrangement fee, as revenue, assuming all other revenue recognition criteria had been met. The residual amount recognized was limited to the cumulative amount due under the terms of the arrangement. Under ASU 2009-13, the Group is required to use BESP when neither VSOE nor TPE is available. As a result, the Group is able to recognize the relative fair value of the elements as they are delivered, assuming other revenue recognition criteria are met.

If the Group had applied the provisions of ASU 2009-13 for the year ended December 31, 2010, there would have been no material effect on revenue during that period. Additionally, the adoption of ASU 2009-13 did not have a material effect on revenue for the year ended December 31, 2011 when compared to the revenue that would have been recognized under the guidance in effect prior to adoption of ASU 2009-13, given the BESP of project-based consulting and VSOE of the subscription for the CRIC system have historically approximated their respective contract prices and the project-based consulting services have generally been delivered at the beginning of the subscription period. The effect of adopting this guidance in future periods will depend on the nature of the Group’s customer arrangements in those periods, including the nature of services included in those arrangements, the magnitude of revenue associated with certain deliverables in those arrangements, and the timing of delivery of the related services in those arrangements, among other considerations. While the effect in future periods is dependent on these factors and future go-to-market strategies, the Group does not currently expect the adoption of ASU 2009-13 to have a material effect on the timing and pattern of revenue recognition in future periods. The Group does not expect this new guidance to affect future pricing practices or go-to-market strategies.

Deferred revenues are recognized when payments are received in advance of revenue recognition.

(t) Cost of revenue

Cost of revenue for the primary real estate agency services segment includes costs directly related to providing services, which include costs incurred for marketing and sale of primary real estate projects for which the Group acts as the agent. Cost of revenue for the secondary real estate brokerage services segment includes sales commission and rental expenses incurred for properties leased for sublet. Cost of revenue of real estate information and consulting services segment primarily consists of sales commission and costs incurred for developing, maintaining and updating the CRIC database system, which includes cost of data purchased or licensed from third-party sources, technical personnel related costs and associated equipment depreciation. Cost of revenue for the real estate online services segment consists of costs associated with the production of websites, which includes fees paid to third parties for Internet connection, content and services, editorial personnel related costs, amortization of intangible assets, depreciation associated with website production equipment and fees paid to SINA for advertising inventory on non-real estate channels. Cost of revenue for real estate advertising services also consists of fees paid to third parties for the services directly related to advertising design and the cost incurred to acquire advertising space for resale. Cost of revenue for promotional event services includes salaries of sales and support staff and fees paid to third parties for the services directly related to promotional event services.

(u) Advertising expenses

Advertising expenses are charged to the statements of operations in the period incurred. The Group incurred advertising expenses amounting to $3,068,746, $18,785,709 and $31,146,070 for the years ended December 31, 2009, 2010 and 2011, respectively.

(v) Foreign currency translation

The functional currency of the Company is the United States dollar (“U.S. dollar”) and is used as the reporting currency of the Group. Monetary assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollar at the rates of exchange ruling at the balance sheet date. Equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustment and are shown as a separate component of other comprehensive income in the consolidated statements of changes in equity and comprehensive income.

The financial records of certain of the Company’s subsidiaries are maintained in local currencies other than the U.S. dollar, such as Renminbi (“RMB”) and Hong Kong dollar (“HKD”), which are their functional currencies. Transactions in other currencies are recorded at the rates of exchange prevailing when the transactions occur.

The Group recorded an exchange gain of $78,997 and an exchange loss of $1,453,940 and $1,051,883 for the years ended December 31, 2009, 2010 and 2011, respectively, as a component of other income (loss), net.

(w) Government subsidies

Government subsidies include cash subsidies received by the Company’s subsidiaries in the PRC from local governments. These subsidies are generally provided as incentives for conducting business in certain local districts. Cash subsidies of $4,759,411, $4,080,900 and $6,180,360 were included in other income for the years ended December 31, 2009, 2010 and 2011, respectively. Cash subsidies are recognized when received and when all the conditions for their receipt have been satisfied. There is no assurance that the Group will receive similar or any subsidiaries in the future.

(x) Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable and customer deposits. The Group places its cash and cash equivalents with reputable financial institutions.

The Group regularly reviews the creditworthiness of its customers, but generally does not require collateral or other security from its customers. The Group establishes an allowance for doubtful accounts and customer deposits primarily based upon factors surrounding the credit risk of specific customers.

Movement of the allowance for doubtful accounts for accounts receivable and customer deposits is as follows:

	2009	2010	2011
	$	$	$
Balance as of January 1	3,397,899	13,799,920	18,836,275
Provisions for doubtful accounts	13,739,796	5,623,888	9,513,951
Business acquisition	2,440,358	—	—
Write offs	(5,787,424)	(1,084,209)	(14,380,877)
Changes due to foreign exchange	9,291	496,676	841,973
Balance as of December 31	13,799,920	18,836,275	14,811,322

The allowance for other receivables was immaterial for all periods presented.

(y) Earnings per share

Basic earnings per share are computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

The following table sets forth the computation of basic and diluted income per share for the periods indicated:

	Years Ended December 31,
	2009	2010	2011
Net income (loss) attributable to E-House ordinary shareholders — basic	$100,278,300	$36,154,393	$(270,357,081)
Increase (decrease) of income from CRIC*	$750,308	$(278,491)	—

Net income (loss) attributable to E-House ordinary shareholders — diluted	$101,028,608	$35,875,902	$(270,357,081)

Weighted average ordinary shares outstanding	79,643,079	80,287,171	79,769,823
Share options	813,131	1,015,451	—

Weighted average number of ordinary shares outstanding — diluted	80,456,210	81,302,622	79,769,823

Basic earnings (loss) per share	$1.26	$0.45	$(3.39)

Diluted earnings (loss) per share	$1.25	$0.44	$(3.39)

*

In calculating diluted earnings (loss) per share, the amount of CRIC’s net income included in net income (loss) attributable to E-House’s ordinary shareholders is calculated by multiplying CRIC’s diluted EPS by the weighted average number of CRIC shares held by E-House’s during the period, which may result in net income (loss) attributable to E-House ordinary shareholders, for purposes of computing diluted earnings (loss) per share, being different from that actually recorded in the consolidated statements of operations. This difference is presented as increase (decrease) of income (loss) from CRIC.

Diluted earnings (loss) per share do not include the following instruments as their inclusion would have been anti-dilutive:

	Years Ended December 31,
	2009	2010	2011
Share options	—	—	463,409

(z) Non-controlling interest

As of December 31, 2009, the majority of the Group’s non-controlling interest is attributable to CRIC, which mainly operates the Company’s real estate information and consulting and real estate online services segments. As of December 31, 2010 and 2011, E-House retained a 52.83% and 54.12% equity interest in CRIC, respectively. Non-controlling interest in CRIC included in the Company’s consolidated balance sheets was $469,328,225 and $268,136,200 as of December 31, 2010 and 2011, respectively. For the years ended December 31, 2009, 2010 and 2011, $15,825,296,and $12,271,520 of Group’s consolidated net income, and $190,696,283 of the Group’s consolidated net loss was attributable to CRIC, respectively.

The following schedule shows the effects of changes in E-House’s ownership interest in CRIC on equity attributable to E-House:

	2009	2010	2011
	$	$	$
Net income (loss) attributable to E-House	100,278,300	36,154,393	(270,357,081)
Transfers (to) from the non-controlling interest:
Increase in E-House’s additional paid-in capital for sale of 71,400,000 CRIC common shares	352,415,498	—	—
Decrease in E-House’s additional paid-in capital for purchase of 3,033,333, 1,384,420 and 4,206,600 CRIC common shares for the years ended December 31, 2009, 2010 and 2011 respectively	(17,446,572)	(3,614,582)	(120,820)
Decrease in E-House’s additional paid-in capital for the exercise of CRIC’s options and the vesting of CRIC’s restricted shares	—	(1,995,625)	(2,353,082)

Net transfers (to) from non-controlling interest	334,968,926	(5,610,207)	(2,473,902)

Change from net income attributable to E-House and transfers (to) from non-controlling interest	435,247,226	30,544,186	(272,830,983)

(aa) Comprehensive income

Comprehensive income includes all changes in equity except those resulting from investments by owners and distributions to owners. For the years presented, total comprehensive income included net income and foreign currency translation adjustments.

(ab) Recently issued accounting pronouncements

In May 2011, the FASB issued ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. This ASU is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework.

The guidance is largely consistent with existing fair value measurement principles in U.S. GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments. The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011. Early application is not permitted. The Group does not expect the adoption of this pronouncement will have a significant effect on its consolidated financial statements.

In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income (Topic 220): Presentation of Comprehensive Income”. This ASU revises the manner in which entities present comprehensive income in their financial statements. The new guidance removes the presentation options in ASC 220 and requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. Under the two-statement approach, the first statement would include components of net income, which is consistent with the income statement format used today, and the second statement would include components of other comprehensive income (“OCI”). The ASU does not change the items that must be reported in OCI. For public entities, the ASU’s amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. For all entities, guidance must be applied retrospectively for all periods presented in the financial statements. Early adoption is permitted. The Group does not expect the adoption of this ASU will have a significant effect on its consolidated financial statements.

In September 2011, the FASB issued ASU 2011-08, “Intangibles—Goodwill and Other (Topic 350): Testing Goodwill for Impairment”. This ASU permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. The amendments in this ASU apply to all entities, both public and nonpublic, that have goodwill reported in their financial statements. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The Group does not expect the adoption of this pronouncement will have a significant effect on its consolidated financial statements.

In December 2011, the FASB issued a further authoritative pronouncement, ASU2011-12, “Deferral of the Effective Date for Amendments to the Presentation of Reclassification of Items Out of Accumulated Other Comprehensive Income in ASU2011-05.” Under the amendments in ASU 2011- 05, entities are required to present reclassification adjustments and the effect of those reclassification adjustments on the face of the financial statements where net income is presented, by component of net income, and on the face of the financial statements where other comprehensive income is presented, by component of other comprehensive income. In addition, the amendments in ASU 2011-05 require that reclassification adjustments be presented in interim financial periods. The amendments supersede changes to those paragraphs in ASU 2011-05 that pertain to how, when, and where reclassification adjustments are presented. Due to the time required to properly make such a reassessment and to evaluate alternative presentation formats, the Board decided that it is necessary to reinstate the requirements for the presentation of reclassifications out of accumulated other comprehensive income that were in place before the issuance of ASU 2011-05. The amendments in this ASU are effective for public entities for fiscal years, and interim periods within those years, beginning after December 15, 2011. The Group is in the process of evaluating the effect of adoption of this pronouncement.

In December 2011, the FASB issued an authoritative pronouncement on disclosures about offsetting assets and liabilities. Under this pronouncement, entities are required to disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. This scope would include derivatives, sale and repurchase agreements and reverse sale and repurchase agreements, and securities borrowing and securities lending arrangements. An entity is required to apply the amendments for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the disclosures required by those amendments retrospectively for all comparative periods presented. The Group is in the process of evaluating the effect of adoption of this pronouncement.

Properties Held for Sale	12 Months Ended
Dec. 31, 2011
Properties Held for Sale
Properties Held for Sale

3. Properties Held for Sale

In 2009, 2010 and 2011, customers transferred legal ownership of 28, 13 and five properties to the Group to settle $3,471,273, $2,091,056 and $1,479,405 in accounts receivable, respectively. Properties held for sale are stated at the lower of cost or net realizable value. Cost comprises the cost of purchase and direct costs associated with the purchase. The Group recorded a loss of $121,639 and gains of $1,348,003, and $417,610 from selling of the properties held for sale for the years ended December 31, 2009, 2010 and 2011, respectively. As of December 31, 2011, the Group held three residential properties and two commercial properties with a total carrying value of $1,287,157. As of December 31, 2010, the Group held three residential properties and 18 commercial properties with a total carrying value of $4,457,709.

Investment in Affiliates	12 Months Ended
Dec. 31, 2011
Investment in Affiliates
Investment in Affiliates

4. Investment in Affiliates

In January 2010, the Group formed a limited partnership, E-House Shengyuan Equity Investment Center (“Shengyuan Center”) in Shanghai, for the purpose of making equity investments in areas deemed suitable by the general partner. The Group’s 51% owned subsidiary, Shanghai Yidezeng Equity Investment Center, acts as Shengyuan Center’s general partner. The general partner receives annual management fees and carried interest on a success basis. The Group invested $4.8 million in 2010 and $5.2 million in 2011 into the Shengyuan Center for a 13% equity interest. Mr. Xin Zhou, the Group’s executive chairman, owns an 8% equity interest in the Shengyuan Center and is a limited partner.

The Shengyuan Center is not consolidated by the Group as it lacks control given the limited partners have substantive kick-out rights that allow them to remove the general partner without cause with a vote of 50% of the limited partners, excluding related parties of the general partner. The Group’s investment in Shengyuan Center is accounted for using the equity method as its role as a general partner provides it with significant influence over their activities. The Group records its income (loss) from this investment one quarter in arrears to enable it to have more time to collect and analyze the investments’ results.

In August 2010, the Group entered into a cooperation agreement with China Real Estate Research Association (“CRERA”) and China Real Estate Association (“CREA”) to form a joint venture, Beijing China Real Estate Research Association Technology Ltd (“CRERAT”), which has the exclusive rights to host exhibition and activities sponsored by CRERA or CREA. The new entity also provides other real estate related research reports and consulting services. The Group paid $4,669,376 for a 51% equity interest in the joint venture. CRERA and CREA collectively own the remaining 49%. The Group does not control the board of CRERAT, who has the power to direct the entity’s significant operating activities. Therefore, the transaction was accounted for using the equity method. Under the cooperation agreement, the Group guaranteed profits of up to $18,119,520 to CRERA and CREA over the eight year term of the joint venture. In December 2011, the profit-guarantee clause was removed in a supplementary agreement signed among the Group, CRERA and CREA.

In 2011, the Group paid $15.7 million (RMB100 million) for a 3.7642% equity interest in Star Capital Real Estate Development Fund Management (“Star Capital”) as a limited partner. Mr. Xin Zhou, the Group’s executive chairman serves as a director of Star Capital. The Group’s interest in Star Capital is more than minor and thus is subject to the equity method. The Group records its income (loss) from this investment one quarter in arrears to enable it to have more time to collect and analyze the investments’ results.

Acquisitions of Subsidiaries	12 Months Ended
Dec. 31, 2011
Acquisitions of Subsidiaries
Acquisitions of Subsidiaries

5. Acquisitions of Subsidiaries

In March 2011, the Group acquired Firmway Assets Limited (“Firmway”), a company incorporated in the British Virgin Islands, for $12,000,000 from E-House China Real Estate Investment Fund I, L.P. (the “Fund”). Firmway had acquired a 20-year lease for an office building in Shanghai and was developing such building for subsequent sub-lease. The Group acquired Firmway to obtain the lease of the office building, which the Group intends to use as its corporate office. The purchase price was allocated as follows:

	Allocated	Amortization
	Value	Period
	$
Cash	1,731,778
Amount due from related parties	1,189,679
Prepaid rent	3,815,608	20 years
Liabilities assumed	(1,927)
Favorable lease term	5,264,862	20 years
Goodwill	1,316,215
Deferred tax liabilities	(1,316,215)

Total	12,000,000

The goodwill was allocated to the real estate information and consulting services segment and is not deductible for tax purposes.

In August 2011, the Group acquired Beijing Jiahua Xinlian Media Advertisement Co., Ltd. (“Beijing Jiahua”), which is a real estate advertisement agency, in exchange for a 16% equity interest of the Group’s subsidiary Beijing Yisheng Leju Advertisement Co., Ltd. (“Beijing Advertisement”) having a fair value of $3,398,954, and cash consideration of $9,416,363, to further expand its real estate online services. The acquisition was made to expand the Group’s online advertising business by leveraging Beijing Jiahua’s advertising network. The goodwill mainly reflected the competitive advantages the Company expected to realize from Beijing Jiahua’s standing in the online advertising agency industry, including synergies related to sales and distribution, and growth prospects for higher sales volumes and improved market position, which do not qualify for separate recognition of intangible assets.

The transaction was accounted for using the purchase method with the purchase price allocated as follows:

	Allocated	Amortization
	Value	Period
	$
Total tangible assets acquired	78,775
Liabilities assumed	(468)
Customer relationship	3,307,686	7.3 years
Non-compete agreements	953,596	2.6 years
Goodwill	9,541,048
Deferred tax liabilities	(1,065,320)

Total	12,815,317

The goodwill was allocated to real estate online services segment and is not deductible for tax purposes.

In August 2011, the Group acquired Beijing Shangtuo Shunze Media Advertisement Co. Ltd (“Beijing Shangtuo”), which is a real estate advertisement agency, in exchange for a 5% equity interest in Beijing Advertisement, having a fair value of $1,062,173, and cash consideration of $3,139,312. The acquisition was made to expand the Group’s online advertising business by leveraging Beijing Shangtuo’s advertising network. The goodwill mainly reflected the competitive advantages the Company expected to realize from Beijing Shangtuo’s standing in the online advertising agency industry, including synergies related to sales and distribution, and growth prospects for higher sales volumes and improved market position, which do not qualify for separate recognition of intangible assets.

The transaction was accounted for using the purchase method with the purchase price allocated as follows:

	Allocated	Amortization
	Value	Period
	$
Total tangible assets acquired	78,827
Liabilities assumed	(928)
Customer relationship	983,494	7.3 years
Non-compete agreements	413,854	2.6 years
Goodwill	3,075,575
Deferred tax liabilities	(349,337)

Total	4,201,485

The goodwill was allocated to real estate online services segment and is not deductible for tax purposes.

In October 2009, the Group acquired SINA’s 66% equity interest in COHT, increasing its interest from 34% to 100%, in exchange for 47,666,667 of CRIC’s ordinary shares. The Group acquired COHT in an effort to create substantial synergies between its current operations and COHT’s online real estate business by, among other things, providing its real estate developer clients with access to SINA’s large Internet user base and leveraging its established relationships with real estate developers to attract more advertising clients for COHT’s real estate websites.

The following table summarizes the consideration transferred to acquire COHT:

Amount
$

Fair value of CRIC’s shares issued*	572,000,004
Replacement of COHT share options	14,960,796

Consideration	586,960,800
Fair value of the Group’s investment in COHT held before the business combination**	27,078,000

Total value to be allocated in purchase accounting	614,038,800

*	The fair value of the 47,666,667 ordinary shares issued by the CRIC was based on the IPO offering price of CRIC’s ADS.

**

As a result of the Group obtaining control over COHT, the Group’s previously held equity interest was re-measured to fair value of $27,078,000, with the excess of fair value over the carrying amount recognized as a gain of $21,453,221.

The purchase price has been allocated as follows:

	Allocated Value	Amortization Period
	$
Total tangible assets acquired	26,703,269
Liabilities assumed	(17,432,772)
Intangible assets acquired:
— License agreements with SINA	80,660,000	10 years
— Real estate advertising agency agreement with SINA	106,790,000	10 years
— CRIC database license agreement	8,300,000	9 years
— Customer relationship	5,580,000	10 years
— Contract backlog	110,000	1 year
Goodwill	444,885,665
Deferred tax liabilities	(41,557,362)

Total	614,038,800

The acquisition was accounted for as a purchase transaction, and accordingly, the assets and liabilities of the acquired entity were recorded at their estimated fair values at the date of acquisition. The primary items that generated the goodwill were the value of the synergies between COHT and CRIC and the acquired assembled workforce, neither of which qualified as an amortizable intangible asset. The goodwill was assigned to the real estate online services segment and is not deductible for tax purposes.

The fair value of the assets acquired included accounts receivable of $13,177,212. The gross amount due under contracts was $15,617,292, of which $2,440,080 was determined to be uncollectible. CRIC did not acquire any other class of receivable as a result of this acquisition.

Prior to the acquisition of COHT, CRIC had a pre-existing relationship with COHT in the form of an ongoing obligation to maintain and update the CRIC database, which was contributed to COHT through a 10-year license. CRIC had recorded deferred revenue of $2,400,951 at the date of COHT’s inception in 2008. Upon completion of its acquisition of COHT in October 2009, CRIC recorded a $2,100,832 gain on settlement of this pre-existing relationship, which equals the remaining unamortized deferred revenue.

In April 2009, the Group acquired Portal Overseas Limited (“Portal Overseas”), a company incorporated in the British Virgin Islands, for $7,193,030. Portal Overseas had acquired a 20-years lease for an office building in Shanghai and was developing such building for subsequent sub-lease. The Group acquired Portal Overseas to obtain the lease of the office building, which CRIC uses as its corporate office. The purchase price was allocated as follows:

	Allocated Value	Amortization Period
	$
Cash	1,265,772
Other current assets	1,463,529
Liabilities assumed	(4,390,507)
Leasehold improvement	2,077,479	5-20 years
Prepaid rent	4,348,647	20 years
Favorable lease term	2,428,110	20 years

Total	7,193,030

The current portion of prepaid rent was included in prepaid expenses and other current assets.

Property and Equipment, Net	12 Months Ended
Dec. 31, 2011
Property and Equipment, Net
Property and Equipment, Net

6. Property and Equipment, Net

Property and equipment, net consists of the following:

	As of December 31,
	2010	2011
	$	$
Leasehold improvements	12,164,368	15,982,349
Buildings	3,868,203	6,388,288
Furniture, fixtures and equipment	15,226,064	19,844,348
Motor vehicles	5,162,421	6,914,121

Total	36,421,056	49,129,106
Accumulated depreciation	(15,118,269)	(21,152,883)

Property and equipment, net	21,302,787	27,976,223

Depreciation expenses were $3,783,778, $5,047,281 and $6,994,115 for the years ended December 31, 2009, 2010 and 2011, respectively.

Intangible Assets, Net	12 Months Ended
Dec. 31, 2011
Intangible Assets, Net
Intangible Assets, Net

7. Intangible Assets, Net

	As of December 31,
	2010	2011
	$	$
Intangible assets not subject to amortization are comprised of the following:
Trademark	720,473	757,266
Intangible assets subject to amortization are comprised of the following:
Advertising agency agreement	106,790,000	106,790,000
License agreements with SINA	80,660,000	80,660,000
Exclusive rights with Baidu	—	43,847,992
Customer relationship	7,443,088	11,771,028
Database license	8,300,000	8,300,000
Favorable lease term	2,428,110	7,692,972
Computer software licenses	2,422,026	4,941,947
Non-compete agreements	2,074,417	3,370,919
Customer contracts	3,343,892	770,204
Domain name	—	96,518

	213,461,533	268,241,580
Less: Accumulated amortization
Advertising agency agreement	(13,087,010)	(23,556,616)
License agreements with SINA	(10,082,500)	(18,148,500)
Exclusive rights with Baidu	—	(5,926,487)
Customer relationship	(541,014)	(2,256,989)
Database license	(1,220,589)	(2,197,060)
Favorable lease term	(212,459)	(333,867)
Computer software licenses	(1,013,890)	(1,686,246)
Non-compete agreements	(768,887)	(1,250,708)
Customer contracts	(3,343,892)	(373,381)
Domain name	—	(5,630)

Intangible assets subject to amortization, net	183,191,292	212,506,096

Total intangible assets, net	183,911,765	213,263,362

The Group purchased exclusive rights from Baidu, Inc (“Baidu”) which allow it to sell Baidu’s real estate related Brand Link product, which is a form of keyword advertising, and to use and operate Baidu’s exclusive real estate-related web channel for $47,612,100, which will be paid within three years. Such rights will expire in August of 2014.

The fair value of $43,847,992 was calculated by discounting the future cash payments to be made from 2012 to 2014. The difference between the fair value and the principal amount of $3,764,108 is being amortized using the effective interest method and amounted to $891,441 for the year ended December 31, 2011.

Amortization expense was $6,378,659, $21,341,362 and $28,864,727 for the years ended December 31, 2009, 2010 and 2011, respectively. The Group expects to record amortization expense of $38,604,545, $38,259,144, $30,833,178, $21,448,979 and $21,114,499 for the years ending December 31, 2012, 2013, 2014, 2015 and 2016, respectively.

Goodwill	12 Months Ended
Dec. 31, 2011
Goodwill
Goodwill

8. Goodwill

Changes in the carrying amount of goodwill by segment for the years ended December 31, 2010 and 2011 are as follows:

			Real estate
	Primary	Secondary	information
	real estate	real estate	and	Real estate
	agency	brokerage	consulting	online	Other
	services	services	services	services	services	Total
	$	$	$	$	$	$
Balance as of January 1, 2010	2,683,889	73,092	4,350,789	444,885,665	666,257	452,659,692
Goodwill recognized upon acquisition	—	—	—	396,736	—	396,736
Exchange rate translation	81,084	2,208	—	—	—	83,292
Gross Goodwill	2,764,973	75,300	4,350,789	445,282,401	666,257	453,139,720
Accumulated impairment	—	—	—	—	—	—
Balance as of December 31, 2010	2,764,973	75,300	4,350,789	445,282,401	666,257	453,139,720
Goodwill recognized upon acquisition	523,257	—	1,316,215	12,616,623	—	14,456,095
Disposal of subsidiaries	—	—	—	—	(666,257)	(666,257)
Exchange rate translation	141,951	3,845	—	75,302	—	221,098
Gross goodwill	3,430,181	79,145	5,667,004	457,974,326	—	467,150,656
Accumulated impairment	—	—	—	(417,822,304)	—	(417,822,304)
Balance as of December 31, 2011	3,430,181	79,145	5,667,004	40,152,022	—	49,328,352

A substantial portion of goodwill on the Group’s balance sheet relates to the acquisition of the Group’s online unit in 2009. Toward the end of the third quarter of 2011, China’s real estate market showed signs of further slowdown under the government’s continued restrictive policies and further credit tightening. The online unit started to slow down as developers became more pessimistic about increasing sales volume and more cautious with their advertising spending. The Group believed that this would result in slower than previously expected growth for its online business over the next several years. In addition, CRIC experienced a 31% decline in its stock price from June 30, 2011 to September 30, 2011. These circumstances prompted management to evaluate and test the fair value of the Group’s reporting units against their carrying amount. The Group utilized the income approach valuation method (level 3) to compute the fair value of its reporting units. The key assumptions used in the income approach, which requires significant management judgment, include business assumptions, growth rate, terminal value, and discount rate. The Group concluded that the carrying amount of its real estate online services reporting unit was higher than its fair value and consequently recorded a one-time goodwill impairment charge of $417,822,304 during the third quarter of 2011. The Group recorded a goodwill impairment charge of nil, nil and $417,822,304 for the years ended December 31, 2009, 2010 and 2011, respectively.

Repurchase of Shares	12 Months Ended
Dec. 31, 2011
Repurchase of Shares
Repurchase of Shares

9. Repurchase of Shares

In 2008, the Company’s board of directors approved two share repurchase programs. Under those programs, the Company was authorized, but not obligated, to repurchase within one year its own American Depositary Shares (“ADSs”) with an aggregate value of up to $40 million. In 2009, the Company repurchased a total of 277,174 ADSs for $1,874,085, which were retired by December 31, 2009. The excess of $1,873,808 of purchase price over par value was allocated between additional paid-in capital and retained earnings of $1,048,703 and $825,105, respectively.

In 2011, the Company’s board of directors approved a share repurchase program. Under the program, the Company was authorized, but not obligated, to repurchase within one year its own ADSs with an aggregate value of up to $50 million. As of December 31, 2011, the Company has repurchased a total of 2,399,000 ADSs for $20,071,589. The excess of $20,069,191 of purchase price over par value was allocated between additional paid in capital and retained earnings of $8,915,855 and $11,153,336, respectively.

In 2011, CRIC’s board of directors approved a share repurchase program. Under the program, CRIC was authorized, but not obligated, to repurchase within one year its own ADSs with an aggregate value of up to $50 million. As of December 31, 2011, CRIC had repurchased a total of 4,206,600 ADSs for $29,862,792. The purchase price was allocated between additional paid-in capital, retained earnings and non-controlling interest of $120,820, $166,092 and $29,575,880, respectively.

The portion of the excess allocated to additional paid-in capital was limited to the pro rata portion of capital surplus from stock issuance.

Dividends	12 Months Ended
Dec. 31, 2011
Dividends
Dividends

10. Dividends

In 2010, the Company’s board of directors approved the payment of a cash dividend of $0.25 per ordinary share ($0.25 per ADS), for a total of $20,081,057, which was paid in May 2010 to shareholders of record as of the close of business on April 9, 2010.

In 2011, the Company’s board of directors approved the payment of a cash dividend of $0.25 per ordinary share ($0.25 per ADS), for a total of $20,209,842, which was paid in April 2011 to shareholders of record as of the close of business on April 6, 2011.

Other Income	12 Months Ended
Dec. 31, 2011
Other Income
Other Income

11. Other Income

	Years Ended December 31,
	2009	2010	2011
	$	$	$
Gain from sales of marketable securities	3,436,713	—	—
Unrealized gains (loss) on marketable securities	—	679,626	(8,598,962)
Government subsidies	4,759,411	4,080,900	6,180,360
Reimbursement income from depository agent	626,888	542,056	721,813
Gain (loss) from sales of properties held for sale	(121,639)	1,348,003	417,610
Gain from bargain purchase	—	392,524	—
Foreign exchange gain (loss)	78,997	(1,453,940)	(1,051,883)
Loss from disposal of subsidiaries	—	—	(1,054,348)
Amortization of discounts related to liability for exclusive rights	—	—	(891,441)

Total other income (loss)	8,780,370	5,589,169	(4,276,851)

Income Tax	12 Months Ended
Dec. 31, 2011
Income Tax
Income Tax

12. Income Tax

The provision for income taxes is comprised of the following:

	Years Ended December 31,
	2009	2010	2011
	$	$	$
Current Tax
PRC	29,967,894	18,153,060	17,257,121
Other	48,961	2,513,074	58,037

	30,016,855	20,666,134	17,315,158

Deferred Tax
PRC	(10,092,774)	(7,969,900)	(20,039,088)
Other	—	—	—

	(10,092,774)	(7,969,900)	(20,039,088)

Income tax expense (gain)	19,924,081	12,696,234	(2,723,930)

The Company is incorporated in the Cayman Islands, which is tax-exempt.

On January 1, 2008, a new Enterprise Income Tax Law in China took effect. The new law applies a uniform enterprise income tax rate to both foreign invested enterprises and domestic enterprises.

On December 26, 2007, the State Council issued the Notice of the State Council Concerning Implementation of Transitional Rules for Enterprise Income Tax Incentives (“Circular 39”). Based on Circular 39, certain specifically listed categories of enterprises that enjoyed a preferential tax rate of 15% are eligible for a graduated rate increase to 25% over the 5-year period beginning from January 1, 2008. Specifically, the applicable rates under such an arrangement for such enterprises would be 18%, 20%, 22%, 24% and 25% for 2008, 2009, 2010, 2011, 2012 and thereafter, respectively. E-House Shanghai and Shenzhen subsidiary are subject to such a graduated rate schedule.

Shanghai CRIC was approved as a high and new technology enterprise and is therefore subject to a 15% preferential income tax rate for the years from 2008 through 2010. In May 2010, Shanghai CRIC was granted software enterprise status, which exempted it from income taxes for 2009 and provides a 50% reduction in its income tax rate, or a rate of 12.5% from 2010 through 2012. Shanghai CRIC received a $4,286,591 tax refund in the second quarter of 2010 related to its 2009 tax payment, which was recognized as a component of income tax benefit during 2010.

Shanxi E-House Real Estate Investment Consultant Co., Ltd. and Chengdu E-House Western Real Estate Investment Consultant Co., Ltd. were established in the western region of China and were deemed to be engaged in an industry category encouraged by the government. Shanxi E-House Real Estate Investment Consultant Co., Ltd. was therefore subject to a 15% income tax rate for the years from 2008 through 2010. In September 2010, Chengdu E-House Western Real Estate Investment Consultant Co., Ltd was approved to enjoy a preferential income tax rate of 15% for the years from 2009 through 2010. Both entities are subject to income tax at the statutory rate of 25% subsequent to 2010.

In February 2009, Shanghai SINA Leju Information Technology Co., Ltd. (“SHLJ”), COHT’s subsidiary in China, was granted software enterprise status, which qualified the subsidiary to be exempted from income taxes for 2009, followed by a 50% reduction in its income tax rate, or a rate of 12.5%, from 2010 through 2012.

The Group’s subsidiary in Hong Kong is subject to a profit tax at the rate of 16.5% on assessable profit determined under relevant Hong Kong tax regulations.

The Group’s subsidiary in Macau is subject to the complementary tax at a progressive tax rate of 0% to 12% on Macau sourced profits.

The Company’s subsidiaries incorporated in the BVI are not subject to taxation.

The Group does not anticipate any significant increases or decreases to its liability for unrecognized tax benefits within the next 12 months.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of tax liability exceeding RMB100,000 ($15,871) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is 10 years. There is no statute of limitations in the case of tax evasion. The Group’s major operating entity, E-House Shanghai, is therefore subject to examination by the PRC tax authorities from 2007 through 2011 on non-transfer pricing matters, and from 2002 through the end of 2011 on transfer pricing matters.

The principal components of the deferred income tax assets/ liabilities are as follows:

	As of December 31,
	2010	2011
	$	$
Deferred tax assets:
Accrued salary expenses	8,796,784	11,798,451
Bad debt provision	4,566,526	3,128,545
Net operating loss carry forwards	6,950,541	19,845,104
Advertising expenses temporarily non-deductible	633,380	4,345,753
Other	235,775	202,734

Gross deferred tax assets	21,183,006	39,320,587
Valuation allowance	(183,392)	(689,076)

Total deferred tax assets	20,999,614	38,631,511

Analysis as:
Current	17,284,547	22,077,959
Non-current	3,715,067	16,553,552

Deferred tax liabilities:
Amortization of intangible and other assets	40,152,455	40,108,863

Total deferred tax liabilities	40,152,455	40,108,863

Analysis as:
Current	—	—
Non-current	40,152,455	40,108,863

Movement of the valuation allowance is as follows:

	2009	2010	2011
	$	$	$
Balance as of January 1,	3,207,372	157,085	183,392
Additions	28,273	21,110	484,262
Business acquisition	292,638	—	—
Releases	(3,372,782)	—	—
Changes due to foreign exchange	1,584	5,197	21,422

Balance as of December 31,	157,085	183,392	689,076

The Group has recognized a valuation allowance against deferred tax assets on tax loss carry forwards of $28,273, $21,110 and $484,262 for the years ended December 31, 2009, 2010 and 2011, respectively. The Group released a valuation allowance of $3,372,782 in 2009 primarily relating to the secondary real estate brokerage services segment, which started to generate taxable income in 2009 with improved market conditions. There was no valuation allowance released in 2010 or 2011.

Reconciliation between the provision for income tax computed by applying the statutory tax rate to income before income taxes and the actual provision for income taxes is as follows:

	Years Ended December 31,
	2009	2010	2011
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	2.90%	12.10%	(24.26)%
Effect of tax preference	(6.79)%	(9.25)%	0.72%
Effect of different tax rate of subsidiary operation in other jurisdiction	(0.91)%	(0.34)%	(0.83)%
Tax refund	—	(6.95)%	—
Other	(2.90)%	0.03%	(0.05)%

	17.30%	20.59%	0.58%

The aggregate amount and per share effect of the tax holiday are as follows:

	Years Ended December 31,
	2009	2010	2011
	$	$	$
The aggregate dollar effect	1,433,584	9,530,020	3,046,393
Per share effect — basic	0.02	0.12	0.04
Per share effect — diluted	0.02	0.12	0.04

As of December 31, 2011, the Group had net operating loss carry forwards of $79,380,416, which will expire if not used between 2012 and 2016.

Undistributed earnings of the Company’s PRC subsidiaries of approximately $313.2 million at December 31, 2011 are considered to be indefinitely reinvested and, accordingly, no provision for PRC dividend withholding tax has been provided thereon. Upon distribution of those earnings generated after January 1, 2008, in the form of dividends or otherwise, the Group would be subject to the then applicable PRC tax laws and regulations. Distributions of earnings generated before January 1, 2008 are exempt from PRC dividend withholding tax.

Share-Based Compensation	12 Months Ended
Dec. 31, 2011
Share-Based Compensation
Share-Based Compensation

13. Share-Based Compensation

E-House’s Share Incentive Plan (the “E-House Plan”)

During the year ended December 31, 2006, the Company adopted the E-House Plan, which allows the Company to offer a variety of share-based incentive awards to employees, officers, directors and individual consultants who render services to the Company. Under the E-House Plan, the Company authorized 3,636,364 ordinary shares, or 5% of the then total shares outstanding, to grant as options or restricted shares over a three-year period. In October 2010, the Company authorized an increase of 4,013,619 ordinary shares to the award pool. Options have a ten-year life. Share options granted under the E-House Plan can be settled by the employee either by cash or net settled by shares.

Share Options:

During the years ended December 31, 2009, 2010 and 2011, the Company granted options to certain employees, senior management and independent directors for the purchase of nil, nil and 1,994,000 ordinary shares, respectively. The options entitle the option holders to acquire ordinary shares of the Company at an exercise price $5.31 per share, based on the fair market value of the ordinary shares at each of the dates of grant. Under the terms of each option plan, options expire 10 years from the date of grant and generally vest over three years.

The Company has used the binomial model to estimate the fair value of the options granted under the E-House Plan. The assumptions used in the binomial model were:

2011
Average risk-free rate of return	2.54%
Contractual life of option	10 years
Average estimated volatility rate	77.02%
Average dividend yield	4.11%

The weighted-average grant-date fair value of options granted during the year ended December 31, 2011 was $3.31 per share. The Company recorded compensation expense of $4,474,956, $4,157,992 and $2,903,861, for the years ended December 31, 2009, 2010 and 2011, respectively. During the years ended December 31, 2009, 2010 and 2011, 509,562, 301,192 and 81,495, options were exercised having a total intrinsic value of $6,870,042, $5,177,687 and $422,455, respectively.

A summary of option activity under the E-House Plan during the year ended December 31, 2011 is presented below.

			Weighted
		Weighted	average	Aggregate
		Average	remaining	Intrinsic
	Number of	exercise	contractual	value of
	options	Price	term	options
		$		$
Outstanding, as of January 1, 2011	1,442,075	5.38
Granted	1,994,000	5.31
Exercised	(81,495)	5.37
Forfeited	(22,506)	5.37
Outstanding, as of December 31, 2011	3,332,074	5.34	8.25	—
Vested and expected to vest as of December 31, 2011	3,227,538	5.34	8.20	—
Exercisable as of December 31, 2011	1,338,074	5.38	5.97	—

As of December 31, 2011, there was $5,743,581 of total unrecognized compensation expense related to unvested share options granted under the E-House Plan. That cost is expected to be recognized over a weighted-average period of 2.78 years.

Restricted Shares:

The Company granted 931,000, 972,000 and 28,000, restricted shares to certain employees, directors and officers in 2009, 2010 and 2011 respectively. Under the terms of each restricted shares, restricted shares vest over three years. A summary of restricted share activity under the E-House Plan during the year ended December 31, 2011 is presented below:

		Weighted average
	Number of restricted shares	grant-date fair value
		$
Unvested as of January 1, 2011	1,583,035	15.90
Granted	28,000	11.57
Vested	(630,603)	16.21
Forfeited	(61,336)	15.96

Unvested as of December 31, 2011	919,096	15.56

The total fair value of restricted shares vested in 2009, 2010 and 2011 was $200,160, $5,782,457 and $10,219,188, respectively.

As of December 31, 2011, there was $13,405,429 of total unrecognized compensation expense related to restricted shares granted under the E-House Plan. That cost is expected to be recognized over a weighted-average period of 1.52 years.

The Company recorded compensation expense of $321,687, $5,403,940 and $10,668,117, for the years ended December 31, 2009 and 2010 and 2011, respectively, related to restricted shares.

CRIC’s Share Incentive Plan (the “CRIC Plan”)

On September 9, 2008, CRIC adopted the CRIC Plan to provide additional incentives to employees, directors and consultants who render services to CRIC. Under the CRIC Plan, the maximum number of shares that may be issued shall be 15% of the total outstanding shares of CRIC on an as-converted basis assuming all options outstanding were converted into shares as of the effective date of the CRIC Plan, plus an additional number of shares to be added on each of the third, sixth and ninth anniversary of the effective date of the CRIC Plan.

Share Options:

During 2009, CRIC granted 8,692,000 options to purchase its ordinary shares to certain of the Group’s employees at exercise prices from $3.00 to $8.00 per share pursuant to the CRIC Plan. The options expire ten years from the date of grant and vest ratably at each grant date anniversary over a period of one to four years.

During 2011, CRIC granted 8,361,000 options to purchase its ordinary shares to certain of the Group’s employees at an exercise price from $3.75 to $7.02 per share pursuant to the CRIC plan. The options expire ten years from the date of grant and vest ratably at each grant date anniversary over a period of two to three years.

CRIC used the binomial model to estimate the fair value of the options granted under the CRIC Plan using the following assumptions:

	2009	2011
Average risk-free rate of return	3.22%	3.22%
Contractual life of option	10 years	10 years
Average estimated volatility rate	71.79%	70.35%
Average dividend yield	0.00%	0.00%

On July 15, 2009, CRIC modified the number and vesting schedule of 756,000 options previously granted on January 1, 2009. The modification decreased the number of options to 251,500 and reduced the vesting period from four years to one to two years with no incremental compensation expenses incurred.

On July 30, 2009, CRIC granted 300,000 restricted shares to a certain E-House employee to replace the same number of options previously granted under the CRIC Plan. The purchase price of the restricted shares was $3.00 per share for 250,000 shares and $6.00 per share for 50,000 shares, which was the exercise price of the options that were replaced. The vesting and other requirements imposed on these restricted shares were also the same as under the original option grant. The modification did not result in any incremental compensation expense. Cash received from the purchase of the restricted shares that remain unvested is recorded as an amount due to related party as of December 31, 2009, 2010 and 2011.

The weighted-average grant-date fair value of the options granted in 2009 and 2011 were $3.72 and $3.16 per share, respectively. CRIC recorded compensation expense of $4,765,273, $8,584,355 and $11,740,056, for the year ended December 31, 2009, 2010 and 2011, respectively.

Replacement of COHT’s Option with CRIC Options (“Options Replacement Program”)

In connection with its acquisition of COHT, CRIC exchanged 3,609,000 of its options (“Replacement Options”) under the CRIC Plan for the same number of options granted to certain employees of SINA and COHT (“Replaced Options”) under COHT’s 2008 Share Incentive Plan (“the 2008 COHT Plan”) on the date of CRIC’s IPO (“Replacement Date”), with other terms unchanged. The Replacement Date fair value of $6,777,964 corresponding to the Replacement Options held by SINA employees and $8,182,832 of the Replacement Date fair value corresponding to the Replacement Options held by COHT employees and attributable to their service prior to the Replacement Date was capitalized as part of the business acquisition consideration. Replacement Date fair value of $27,720,433, corresponding to Replacement Options held by COHT employees and attributable to their service after the Replacement Date will be recognized over the requisite service period approximating 3.3 years subsequent to the IPO.

CRIC used the binomial model to estimate the fair value of both the Replaced Options and Replacement Options using the following assumptions:

2009
Average risk-free rate of return	2.47%
Contractual life of option	5.2 years
Average estimated volatility rate	63.18%
Average dividend yield	0.00%

The Replacement Date fair value of the Replaced Options and Replacement Options was $10.64 and $11.44 per share, respectively. For the years ended December 31, 2009, 2010 and 2011, CRIC recorded compensation expense of $2,219,581, $8,679,164 and $6,348,283, associated with the Replacement Options, respectively.

A summary of option activity under the CRIC Plan as of December 31, 2011 and changes for the year then ended is presented below:

			Weighted
		Weighted	average	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual	value of
	Options	price	term	options
		$		$
Outstanding as of January 1, 2011	10,436,029	3.24
Granted	8,361,000	4.84
Exercised	(702,201)	0.99
Forfeited	(791,763)	3.56
Outstanding as of December 31, 2011	17,303,065	4.09	7.80	—
Vested and expected to vest as of December 31, 2011	16,844,275	4.08	7.77	—
Exercisable as of December 31, 2011	6,189,716	3.41	6.34	3,951,697

The total intrinsic value of options under CRIC Plan exercised was nil, $5,167,543 and $2,954,839, during the years ended December 31, 2009, 2010 and 2011, respectively.

As of December 31, 2011, there was $36,235,513, of total unrecognized compensation expense related to unvested share options granted under the CRIC Plan. That cost is expected to be recognized over a weighted-average period of 1.92 years.

Restricted Shares:

A summary of restricted shares activity under the CRIC Plan as of December 31, 2011 and changes for the year then ended is presented below:

		Weighted average
	Number of restricted shares	grant-date fair value
		$
Unvested as of January 1, 2011	225,000	2.59
Vested	(75,000)	2.59
Forfeited	—	—
Unvested as of December 31, 2011	150,000	2.59

The Group recorded compensation expense of $148,056, $180,322 and $180,322, for restricted shares granted to the E-House’s employee for the years ended December 31, 2009, 2010 and 2011, respectively.

The total fair value of restricted shares vested was nil, $194,196 and $194,196, during the year ended December 31, 2009, 2010 and 2011, respectively.

As of December 31, 2011, there was $212,583 of total unrecognized compensation expense related to restricted shares granted under the CRIC Plan. That cost is expected to be recognized over a weighted-average period of 1.24 years.

Other equity compensation:

In August 2011, CRIC signed employee equity compensation arrangements with three senior managers of Beijing Advertisement. Under the agreement, the managers received a 3.5% equity interest of Beijing Advertisement. The award vests over a 16 month service period, starting September 2011. The fair value of Beijing Advertisement was calculated using the discounted cash flow method, under the income approach. The 3.5% equity interest in Beijing Advertisement was valued at $731,676. The Group recorded $182,918 as compensation expense for the year ended December 31, 2011 under the agreement.

As of December 31, 2011, there was $548,758 of total unrecognized compensation expense related to this compensation agreement. That cost is expected to be recognized over a period of 1.0 year.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2011
Employee Benefit Plans
Employee Benefit Plans

14. Employee Benefit Plans

The Group’s PRC subsidiaries and VIEs are required by law to contribute a certain percentages of applicable salaries for retirement benefits, medical insurance benefits, housing funds, unemployment and other statutory benefits. The PRC government is directly responsible for the payments of such benefits. The Group contributed $10,327,532, $18,269,190 and $33,021,394, for the years ended December 31, 2009, 2010 and 2011, respectively, for such benefits.

Distribution of Profits	12 Months Ended
Dec. 31, 2011
Distribution of Profits
Distribution of Profits

15. Distribution of Profits

Relevant PRC statutory laws and regulations permit payment of dividends by the Group’s PRC subsidiaries and VIEs only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. Under PRC law, each of the Group’s PRC subsidiaries and VIEs is required to set aside at least 10% of its after-tax profits each year, if any, to fund a statutory reserve until such reserve reaches 50% of its registered capital. Each of the Group’s subsidiaries with foreign investment is also required to further set aside a portion of its after-tax profits to fund the employee welfare fund at the discretion of the board. Although the statutory reserves can be used, among other ways, to increase the registered capital and eliminate future losses in excess of retained earnings of the respective companies, the reserve funds are not distributable as cash dividends, loans or advances except in the event of liquidation of these subsidiaries.

The amount of the reserve fund for the Group as of December 31, 2009, 2010 and 2011 was $16,876,596, $21,938,303 and $26,481,989, respectively.

As a result of these PRC laws and regulations, the Group’s PRC subsidiaries and VIEs are restricted in their ability to transfer a portion of their net assets, including general reserve and registered capital, either in the form of dividends, loans or advances. Such restricted portion amounted to $153,138,430 as of December 31, 2011.

Segment Information	12 Months Ended
Dec. 31, 2011
Segment Information
Segment Information

16. Segment Information

The Group uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker for making decisions, allocating resources and assessing performance. The Group’s chief operating decision maker has been identified as the executive chairman, who reviews consolidated and segment results when making decisions about allocating resources and assessing performance of the Group.

The Group has seven operating segments: 1) primary real estate agency services; 2) secondary real estate brokerage services; 3) real estate information and consulting services; 4) real estate online services; 5) real estate advertising services; 6) promotional events service; and 7) real estate fund management services. The Group began offering real estate online services in 2009 through its newly acquired subsidiary COHT. The real estate advertising service segment commenced in 2008. The promotional events services segment started as a result of the acquisition of a promotional events provider in 2010. In 2010 and 2011, the real estate advertising services, promotional events services, and real estate fund management services did not meet the significance threshold for separate disclosure and have been combined in other services segment. Prior period information has been recast to be consistent with the current segment organization. The Group’s chief operating decision maker reviews net revenue, cost of sales, operating expenses, income from operations and net income and does not review balance sheet information. Corporation expenses such as selling, general and administrative expenses and interest income are not allocated among segments and are recorded as non-allocated items.

The following tables summarize the selected revenue and expense information for each operating segment:

For the years ended December 31,

			Real estate
		Secondary	information
	Primary real	real estate	and	Real estate
	estate agency	brokerage	consulting	online	Other
2009	services	services	services	services	services	Non-allocated	Total
	$	$	$	$	$	$	$
Revenues	183,154,000	28,447,714	61,707,295	13,829,937	12,399,710	—	299,538,656
Cost of revenues	(55,655,737)	(1,877,546)	(1,865,697)	(4,930,280)	(6,014,185)	—	(70,343,445)
Selling, general and administrative expenses	(47,241,533)	(26,123,163)	(22,723,019)	(11,359,944)	(6,338,251)	(11,935,269)	(125,721,179)
Gain from settlement of pre-existing relationship	—	—	2,100,832	—	—	—	2,100,832
Income (loss) from operations	80,256,730	447,005	39,219,411	(2,460,287)	47,274	(11,935,269)	105,574,864
Interest expenses	—	—	—	—	—	(215,854)	(215,854)
Interest income	591,772	29,130	166,521	23,722	29,557	198,087	1,038,789
Other income (loss), net	1,842,672	279,030	2,481,451	5,814	(1,810)	4,173,213	8,780,370

Income (loss) before taxes and equity in affiliates	82,691,174	755,165	41,867,383	(2,430,751)	75,021	(7,779,823)	115,178,169
Income tax (expense) benefit	(15,981,753)	2,204,395	(6,710,032)	957,085	(393,776)	—	(19,924,081)

Income (loss) before equity in affiliates	66,709,421	2,959,560	35,157,351	(1,473,666)	(318,755)	(7,779,823)	95,254,088
Income from equity in affiliates	112,628	—	—	22,015,607	—	—	22,128,235

Net income (loss)	66,822,049	2,959,560	35,157,351	20,541,941	(318,755)	(7,779,823)	117,382,323

			Real estate
		Secondary	information
	Primary real	real estate	and	Real estate
	estate agency	brokerage	consulting	online	Other
2010	services	services	services	services	services	Non-allocated	Total
	$	$	$	$	$	$	$
Revenues	173,081,747	20,892,641	75,110,282	66,804,671	20,635,786	—	356,525,127
Cost of revenues	(62,946,388)	(890,545)	(3,016,516)	(26,361,391)	(11,631,655)	—	(104,846,495)
Selling, general and administrative expenses	(46,975,421)	(29,429,044)	(35,214,081)	(54,741,152)	(8,978,057)	(23,087,167)	(198,424,922)

Income (loss) from operations	63,159,938	(9,426,948)	36,879,685	(14,297,872)	26,074	(23,087,167)	53,253,710
Interest income	1,035,826	35,213	1,156,337	286,154	114,293	180,008	2,807,831
Other income (loss), net	1,845,960	195,509	2,360,398	(22,831)	726,952	483,181	5,589,169

Income (loss) before taxes and equity in affiliates	66,041,724	(9,196,226)	40,396,420	(14,034,549)	867,319	(22,423,978)	61,650,710
Income tax (expense) benefit	(9,987,481)	334,285	(2,911,786)	455,815	(587,067)	—	(12,696,234)

Income (loss) before equity in affiliates	56,054,243	(8,861,941)	37,484,634	(13,578,734)	280,252	(22,423,978)	48,954,476
Loss from equity in affiliates	(2,277)	—	(271,300)	(5,085)	—	—	(278,662)

Net income (loss)	56,051,966	(8,861,941)	37,213,334	(13,583,819)	280,252	(22,423,978)	48,675,814

			Real estate
		Secondary	information
	Primary real	real estate	and	Real estate
	estate agency	brokerage	consulting	online	Other
2011	services	services	services	services	services	Non-allocated	Total
	$	$	$	$	$	$	$
Revenues	158,227,309	18,213,723	61,750,112	136,452,384	26,981,453	—	401,624,981
Cost of revenues	(95,125,886)	(2,355,373)	(6,708,358)	(37,583,296)	(21,271,577)	—	(163,044,490)
Selling, general and administrative expenses	(70,639,184)	(26,654,213)	(48,176,668)	(101,384,497)	(8,237,382)	(31,595,643)	(286,687,587)
Goodwill impairment charge	—	—	—	(417,822,304)	—	—	(417,822,304)

Income (loss) from operations	(7,537,761)	(10,795,863)	6,865,086	(420,337,713)	(2,527,506)	(31,595,643)	(465,929,400)
Interest income	669,926	27,150	881,539	675,759	93,130	279,415	2,626,919
Other income (loss), net	2,942,800	271,918	1,790,394	(1,011,864)	(465,943)	(7,804,156)	(4,276,851)

Income (loss) before taxes and equity in affiliates	(3,925,035)	(10,496,795)	9,537,019	(420,673,818)	(2,900,319)	(39,120,384)	(467,579,332)
Income tax benefit (expense)	5,077,552	1,863,112	(3,696,794)	305,651	(825,591)	—	2,723,930

Income (loss) before equity in affiliates	1,152,517	(8,633,683)	5,840,225	(420,368,167)	(3,725,910)	(39,120,384)	(464,855,402)
Income (loss) from equity in affiliates	16,297	—	(94,385)	(9,609)	(77,413)	—	(165,110)

Net income (loss)	1,168,814	(8,633,683)	5,745,840	(420,377,776)	(3,803,323)	(39,120,384)	(465,020,512)

Geographic

Substantially all of the Group’s revenues from external customers and long-lived assets are located in the PRC.

Major customers

Details of the revenues for customers accounting for 10% or more of total net revenues are as follows:

	Years Ended December 31,
	2009	2010	2011
	$	$	$
Customer A	70,541,996	58,986,246	58,044,764

Details of the accounts receivable from customers accounting for 10% or more of total net accounts receivable are as follows:

	As of December 31,
	2010	2011
	$	$
Customer A	*	37,117,123

*	indicates the accounts receivable was less than 10% as of the stated year end.

Details of the customer deposits from customers accounting for 10% or more of total net customer deposits are as follows:

	As of December 31,
	2010	2011
	$	$
Customer B	14,344,620	11,109,490
Customer C	44,000,000	24,000,000
Customer D	*	20,631,910

*	indicates the customer deposits from customers was less than 10% as of the stated year end.

Related Party Balances and Transactions	12 Months Ended
Dec. 31, 2011
Related Party Balances and Transactions
Related Party Balances and Transactions

17. Related Party Balances and Transactions

Amounts due from related parties are comprised of the following:

	As of December 31,
	2010	2011
	$	$
Customer and supplier	19,447	—
Other	—	1,500,941

Total amounts due from related parties	19,447	1,500,941

Amounts due to related parties are comprised of the following:

	As of December 31,
	2010	2011
	$	$
Management	787,500	525,000
Customer and supplier	—	654,465
Other	4,367,157	595,821

Total amounts due to related parties	5,154,657	1,775,286

(a) Customer and supplier

Transactions with customers and suppliers who are related parties are as follows:

Revenue recognized by the Group:

	Years Ended December 31,
	2009	2010	2011
	$	$	$
Shanghai Yueshun Real Estate Development Co., Ltd.	102,708	7,139	—
CRERAT	—	—	268,380

Selling, general and administrative expenses recorded by the Group:

	Years Ended December 31,
	2009	2010	2011
	$	$	$
CRERAT	—	—	822,249

Balances with customers and suppliers who are related parties are as follows:

Amount due from (to) related parties

	As of December 31,
	2010	2011
	$	$
Shanghai Yueshun Real Estate Development Co., Ltd.	19,447	—
CRERAT	—	(654,465)

Shanghai Yueshun Real Estate Development Co., Ltd., is partially owned by Mr. Xin Zhou, the Group’s executive chairman.

CRERAT is a joint venture formed by the Group with “CRERA” and “CREA”, the Group own 51% equity interest of the entity.

(b) Affiliates

Amounts due from (to) affiliates are comprised as the following:

	As of December 31,
	2010	2011
	$	$
E-House China Real Estate Investment Fund I, L.P. (1)	(4,000,000)	—
Shanghai Yueshun Real Estate Development Co., Ltd.(2)	(6,077)	263,026
Shanghai Jin Yue Real Estate Development Co., Ltd. (3)	(361,080)	(379,519)
Shanghai Shangyou Property Management Co. Ltd. (4)	—	1,021,613

(1)

Entity is partially owned by Xin Zhou and Neil Nanpeng Shen, directors of the Company (note (d) below). The amount receivable represents payment made on behalf of E-House China Real Estate Investment Fund I, L.P. In December 2010, the Group received $4 million on behalf of E-House China Real Estate Investment Fund I, L.P., which was unsecured, interest free and had no fixed repayment term. The amount was repaid in January 2011.

(2)	Xin Zhou is a director of the entity. The amount receivable (payable) is the rental cost paid (rental income received) by the Group on behalf of the entity.

(3)	Xin Zhou is a director of the entity. The amount payable is rental expense paid by the entity on behalf of E-Commercial (Shanghai) Real Estate Advisory Co, Ltd.

(4)	Xin Zhou is legal representative of the entity. As of December 31, 2011, the balance payable was rental prepayment from the entity.

(c) Management

The amount due to management represents consideration paid by management for unvested restricted shares.

(d) Real Estate Investment Fund Management

In January 2008, the Group formed the Fund, which seeks to invest in China’s real estate sector through diversified investment strategies at all levels of the real estate value chain. The Group’s 51% owned subsidiary, E-House Real Estate Asset Management Limited, acts as the Fund’s general partner. The general partner will receive annual management fee and carried interest on a success basis. Major investors of the Fund include institutions and high net worth individuals. Mr. Xin Zhou, the Group’s executive chairman, and Mr. Neil Nanpeng Shen, director of the Company, invested a total of $28 million in the Fund. They are also among the minority shareholders of the general partner. The Group has no investment in the Fund. In March 2011, the Group acquired Firmway from the Fund for $12,000,000. (Note 5)

The Group earned $1 million, $1 million and $0.3 million in management fees from the Fund during the years ended December 31, 2009, 2010 and 2011, respectively.

The Group earned $1.3 million and $1.5 million in management fees from Shengyuan Center (Note 4) during the years ended December 31, 2010 and 2011, respectively.

In April 2010, the Group formed E-House Shengquan Equity Investment Center (“Shengquan Center”), which seeks to invest in China’s real estate sector through diversified investment strategies at all levels of the real estate value chain. The Group’s 51% owned subsidiary, Shanghai Yidexin Equity Investment Center, acts as Shengquan Center’s general partner. The general partner receives annual management fee and carried interest on a success basis. Mr. Xin Zhou, the Group’s executive chairman, holds a 2.37% equity interest in the Shengquan Center. The Group earned $0.4 million and $0.6 million in management fees from Shengquan Center during the years ended December 31, 2010 and 2011.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Commitments and Contingencies

18. Commitments and Contingencies

(a) Operating lease commitments

The Group has operating lease agreements principally for its office properties in the PRC. Such leases have remaining terms ranging from six to 240 months and are renewable upon negotiation. Rental expenses were $10,765,209, $15,475,718 and $21,757,001, for the years ended December 31, 2009, 2010 and 2011, respectively.

Future minimum lease payments under non-cancelable operating lease agreements at December 31, 2011 were as follows:

Year ending December 31	$
2012	17,836,153
2013	14,186,034
2014	7,491,337
2015	1,639,889
2016	418,779
Thereafter	8,106,509

Total	49,678,701

(b) Contingencies

The Group is subject to claims and legal proceedings that arise in the ordinary course of its business. Each of these matters is subject to various uncertainties, and it is possible that some of these matters may be decided unfavorably to the Group. The Group does not believe that any of these matters will have a material adverse effect on its business, assets or operations.

The Group has a clawback obligation to the Fund for which the Group acts as the general partner. Carried interest is subject to clawback to the extent that the limited partners have not received a certain level of aggregate distributions or the carried interest exceeds a certain level based on cumulative results. The Group did not recognize any carried interest income for the years ended December 31, 2010 and 2011; nor did the Group have any clawback obligations for those periods.

Subsequent Events	12 Months Ended
Dec. 31, 2011
Subsequent Events
Subsequent Events

19. Subsequent Events

On October 28, 2011, the Company announced its submission a non-binding proposal to the board of directors of CRIC to acquire all the outstanding shares of CRIC that it did not already owned. On December 28, 2011, the Company and CRIC signed definitive merger agreement. On April 19, 2012, shareholders of CRIC approved the merger and the merger was completed on April 20, 2012. As a result, CRIC is a wholly-owned subsidiary of the Company and CRIC’s ADSs ceased to be listed on the Nasdaq Global Select Market. Consideration included cash of $113,124,632 and 38,785,588 E-House shares valued at $252,106,322 based on the closing price of E-House's shares on April 20, 2012. The Company is still in the process of evaluating the option replacement arrangement, which may result in additional acquisition consideration. As the Company retains the controlling financial interest in CRIC after the step acquisition, this transaction will be accounted for as an equity transaction.

On November 28, 2011, the Company signed a non-binding term sheet with IFM Investments Limited (“Century 21 China Real Estate”) (NYSE: CTC) and its founders, which proposed a transaction (the “Proposed Transaction”) that would result in Century 21 China Real Estate issuing approximately 960 million new Class A ordinary shares to the Company and the founders of Century 21 China Real Estate at $0.0267 per share ($0.40 per ADS) and the Company becoming Century 21 China Real Estate’s largest shareholder. The Company, Century 21 China Real Estate and its founders have since been in good faith negotiation of detailed terms of the Proposed Transaction. In the meantime, the Company was made aware that one of Century 21 China Real Estate’s institutional shareholders took certain legal action in a Cayman court to prevent the Proposed Transaction from proceeding and that Century 21 China Real Estate and its founders were in negotiation with this shareholder to resolve the matter. The Company is currently awaiting satisfactory resolution of this matter before proceeding further with the Proposed Transaction.

On March 9, 2012, the Company’s board of directors approved the Company’s payment of a cash dividend of $0.15 per ordinary share ($0.15 per ADS), which will be payable on or about April 25, 2012 to shareholders of record as of the close of business on April 5, 2012. Dividends to be paid to the Company’s ADS holders through the depositary bank will be subject to the terms of the deposit agreement, including the fees and expenses payable thereunder.

Summary of Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Summary of Principal Accounting Policies
Basis of presentation
(a) Basis of presentation The consolidated financial statements are prepared and presented in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Basis of consolidation

(b) Basis of consolidation

The consolidated financial statements include the financial statements of E-House, its majority owned subsidiaries and its VIEs, Shanghai Tian Zhuo Advertising Co., Ltd. (“Tian Zhuo”), Beijing Leju and Shanghai Yi Xin E-Commerce Co., Ltd. All inter-company transactions and balances have been eliminated in consolidation.

The Group evaluates each of its interests in private companies to determine whether or not the investee is a VIE and, if so, whether the Group is the primary beneficiary of such VIE. If deemed the primary beneficiary, the Group consolidates the VIE.

PRC regulations currently prohibit or restrict foreign ownership of companies that provide Internet content and advertising services. To comply with these regulations, the Group provides advertising activities relating to real estate projects through the investments held by Tian Zhuo, a PRC entity controlled by Xin Zhou, the Group’s executive chairman and chief executive officer. On April 1, 2008, Tian Zhuo entered into various agreements with CRIC (Shanghai) Information Technology Co., Ltd (“Shanghai CRIC”), including a Consultancy Service Agreement, Shareholder Voting Rights Proxy Agreement and Exclusive Equity Transfer Call Agreement. Under these agreements, Shanghai CRIC provides Tian Zhuo with consulting and related services and information services and is entitled to receive service fees in an amount up to all of the profit before tax of Tian Zhuo. In addition, the shareholder of Tian Zhuo irrevocably granted Shanghai CRIC the power to exercise all voting rights to which it was entitled. Finally, Shanghai CRIC has the option to acquire all or part of the equity interests in Tian Zhuo, to the extent as permitted by the then-effective PRC laws and regulations, for nominal consideration.

Through the contractual arrangements described above, Shanghai CRIC is deemed the primary beneficiary of Tian Zhuo. Accordingly, the results of Tian Zhuo and its subsidiaries have been included in the accompanying consolidated financial statements.

The Group provided a $15,216,656 interest free loan to Xin Zhou to fund (i) Tian Zhuo’s capital requirements of $146,314, (ii) acquisitions of $5,120,989, and (iii) prepayments and deposits for a three-year period for real estate advertising placements to certain Shanghai newspapers. Tian Zhuo repaid $2,621,870, nil and nil during the years ended December 31, 2009, 2010 and 2011, respectively.

The following financial statement amounts and balances of Tian Zhuo were included in the accompanying consolidated financial statements:

	As of December 31,
	2010	2011
	$	$
Cash and cash equivalents	12,133,157	2,860,592
Accounts receivable, net of allowance for doubtful accounts	3,649,591	2,171,155
Prepaid expenses and other current assets	1,511,617	2,859,503
Total current assets	17,294,365	7,891,250
Total non-current assets	6,562,186	12,584,611
Total assets	23,856,551	20,475,861

Accounts payable	319,812	107,848
Accrued payroll and welfare expenses	611,029	277,949
Income tax payable	1,156,467	1,044,750
Amounts due to related parties	—	3,766
Other tax payable	412,247	155,588
Other current liabilities	960,528	179,656
Total current liabilities	3,460,083	1,769,557
Deferred tax liabilities, non-current	202,955	21,474
Total liabilities	3,663,038	1,791,031

	Years Ended December 31,
	2009	2010	2011
	$	$	$
Total revenues	12,049,761	8,990,427	4,783,125
Net loss	1,758,565	1,367,126	3,520,995

To comply with PRC laws and regulations, COHT provides substantially all its Internet content and advertising services in China via its VIE Beijing Leju. Beijing Leju is an advertising agency that sells the advertisements for COHT’s real-estate and home furnishing channels. Beijing Leju is wholly-owned by certain PRC employees of the Group and was funded by COHT through interest-free loans to such employee shareholders. These employee shareholders are contractually required to transfer their ownership interest in Beijing Leju to COHT when permitted by PRC laws and regulations at any time for the amount of loans outstanding. The employee shareholders of Beijing Leju irrevocably granted COHT the power to exercise all voting rights to which it was entitled COHT has also entered into exclusive technical service agreements with Beijing Leju under which COHT provides technical and other services to Beijing Leju in exchange for substantially all of Beijing Leju’s net income. In addition, the employee shareholders have pledged their shares in Beijing Leju as collateral for the non-payment of loans and technical and other service fees. As of December 31, 2011, the total amount of interest-free loans extended to the Group’s employee shareholders was $1,587,070 and the accumulated loss of Beijing Leju was $69,674, which has been included in the consolidated financial statements.

The following financial statement amounts and balances of Beijing Leju were included in the accompanying consolidated financial statements:

	As of December 31,
	2010	2011
	$	$
Cash and cash equivalents	41,914,203	26,109,401
Accounts receivable, net of allowance for doubtful accounts	35,028,633	62,707,241
Prepaid expenses and other current assets	10,192,141	15,246,498
Total current assets	87,134,977	104,063,140
Total noncurrent assets	5,402,561	64,857,697
Total assets	92,537,538	168,920,837

Accounts payable	2,457,880	1,735,922
Accrued payroll and welfare expenses	5,387,306	14,252,468
Income tax payable	2,667,793	6,790,215
Other tax payable	2,553,470	5,413,877
Amounts due to related parties	—	650,699
Liability for exclusive rights, current	—	13,830,821
Other current liabilities	5,767,960	10,193,183
Total current liabilities	18,834,409	52,867,185
Deferred tax liabilities, non-current	221,976	1,408,783
Liability for exclusive rights, non-current	—	21,408,384
Total liabilities	19,056,385	75,684,352

	Years Ended December 31,
	2009	2010	2011
	$	$	$
Total revenues	13,813,076	66,876,338	115,762,811
Net income (loss)	147,922	975,076	(1,192,672)

In April 2011, E-House and CRIC jointly established Evercrest Holdings Limited in the British Virgin Islands. E-House and CRIC hold 49% and 51% of the equity interest in the joint venture, respectively. Evercrest Holdings Limited, through its indirect wholly-owned subsidiary in Hong Kong, further established a wholly-owned subsidiary in China, Shanghai Yi Yue Information Technology Co. Ltd. (“Shanghai Yi Yue”). Shanghai Yi Yue operates a real estate e-commerce business through its contractual arrangements with Shanghai Yi Xin E-Commerce Co., Ltd. (“Shanghai Yi Xin”) and its shareholders. Shanghai Yi Xin is wholly-owned by certain PRC employees of the Group and was funded by Shanghai Yi Yue through interest-free loans to such employee shareholders. These employee shareholders are contractually required to transfer their ownership interest in Shanghai Yi Xin to Shanghai Yi Yue when permitted by PRC laws and regulations at any time for the amount of loans outstanding. The employee shareholders of Shanghai Yi Xin irrevocably granted Shanghai Yi Yue the power to exercise all voting rights to which it was entitled Shanghai Yi Yue has also entered into exclusive technical service agreements with Shanghai Yi Xin under which Shanghai Yi Yue provides technical and other services to Shanghai Yi Xin in exchange for substantially all of Shanghai Yi Xin’s net income. In addition, the employee shareholders have pledged their shares in Shanghai Yi Xin as collateral for the non-payment of loans and technical and other service fees. As of December 31, 2011, the total amount of interest-free loans extended to the Group’s employee shareholders was $2,380,605 and the accumulated loss of Shanghai Yi Xin was $1,081, which has been included in the consolidated financial statements. Shanghai Yi Xin had not commenced its operation as of December 31, 2011.

There are no consolidated VIE’s assets that are collateral for the VIE’s obligations or are restricted solely to settle the VIE’s obligations.

The Company believes that E-House’s contractual arrangements with Tian Zhuo, Beijing Leju and Shanghai Yi Xin are in compliance with PRC law and are legally enforceable. The shareholders of the consolidated VIEs are also shareholders or senior managements of the Company and therefore the Company believes that they have no current interest in seeking to act contrary to the contractual arrangements. However, the consolidated VIEs and their shareholders may fail to take certain actions required for the Group’s business or to follow the Group’s instructions despite their contractual obligations to do so. Furthermore, if the VIEs or their shareholders do not act in the best interests of the Company under the contractual arrangements and any dispute relating to these contractual arrangements remains unresolved, the Company will have to enforce its rights under these contractual arrangements through the operations of PRC law and courts and therefore will be subject to uncertainties in the PRC legal system. All of these contractual arrangements are governed by PRC law and provide for the resolution of disputes through arbitration in the PRC. Accordingly, these contracts would be interpreted in accordance with PRC law and any disputes would be resolved in accordance with PRC legal procedures. As a result, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements, which may make it difficult to exert effective control over the Company’s consolidated VIEs, and its ability to conduct the Group’s business may be adversely affected.

Use of estimates

(c) Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from such estimates. Significant accounting estimates reflected in the Group’s financial statements include useful lives and valuation of long-lived assets, valuation of goodwill, allowance for doubtful accounts, assumptions related to share-based compensation arrangements, assumptions related to the consolidation of entities in which the Group holds variable interests and the valuation allowance on deferred tax assets.

Fair value of financial instruments

(d) Fair value of financial instruments

The Group records certain of its financial assets and liabilities at fair value on a recurring basis. Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. There are three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model- derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

The carrying amount of cash, restricted cash, accounts receivable, advance from customers, current portion of customer deposits, other receivables, accounts payable, other payables, current portion of liabilities for exclusive rights and amounts due from/to related parties approximates fair value due to their short-term nature.

The fair value of the customer deposits, non-current portion, was $1,681,695 and $23,509,578 as of December 31, 2010 and 2011, respectively, based on discounted cash flows. The fair value of the non-current portion of liabilities for exclusive rights was nil and $21,408,384 as of December 31, 2010 and 2011, respectively, based on discounted cash flows.

Business combinations

(e) Business combinations

Business combinations are recorded using the purchase method of accounting and, accordingly, the acquired assets and liabilities are recorded at their fair market value at the date of acquisition. Any excess of acquisition cost over the fair value of the acquired assets and liabilities, including identifiable intangible assets, is recorded as goodwill.

Cash and cash equivalents

(f) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less.

Restricted cash

(g) Restricted cash

The Group provides brokerage service for secondary properties. Upon consent of the property buyers and sellers, the sales proceeds can be paid through the Group’s accounts, which are put into the custody of the designated bank and can only be used as consideration to the property sellers when the transactions are completed. The Group records the proceeds relating to these transactions as restricted cash and other current liabilities. These restricted cash accounts totaled $5,389,304 and $1,706,426 as of December 31, 2010 and 2011, respectively. In connection with certain primary real estate agency agreements, the Group is required by the developers to maintain certain bank deposits under both parties’ custody through the contract periods or until the presale permits are obtained for the underlying projects. These restricted cash accounts were $1,596,105 and $875,375 as of December 31, 2010 and 2011, respectively.

Marketable securities

(h) Marketable securities

Marketable securities include securities that are classified as trading securities. Trading securities represent equity securities that are bought and held principally for the purpose of selling them in the near term, and they are reported at fair value, with both unrealized and realized gains and losses reported in investment income or loss. The fair value of marketable securities is based upon the quoted price in an active market for identical instruments (Level 1).

Customer deposits

(i) Customer deposits

The Group provides sales agency services for primary real estate development projects, some of which require the Group to pay an upfront and refundable deposit as demonstration of the Group’s financial strength and commitment to provide high quality service. These deposits are refunded to the Group at the end of the contractual sales period or at a date specified in the agency contracts. Certain of the Group’s contracts provide that if the group breaches the contract, any corresponding penalties may be deducted from the deposit. Customer deposits are recorded as either current or non-current assets based on the Group’s estimate of the date of refund.

Customer deposits as of December 31, 2011 included $11,109,490 that was secured by the right to purchase 49 units of property in a development project at a prescribed price. Customer deposits as of December 31, 2010 included $14,344,620 that was secured by the right to purchase 81 units of property in a development project at a prescribed price.

Accounts receivable

(j) Accounts receivable

Accounts receivable, net of allowance for doubtful accounts of $18,296,842 and $14,164,988 at December 31, 2010 and 2011, respectively, consists of following:

	As of December 31,
	2010	2011
	$	$
Unbilled accounts receivable	138,013,483	182,878,383
Billed accounts receivable	36,101,078	61,202,482
Total	174,114,561	244,080,865

Unbilled accounts receivable represents amounts recognized in revenue prior to issuing official tax receipts to customers. The Group regularly reviews the collectability of unbilled accounts receivable in the same method as billed accounts receivable.

Properties held for sale

(k) Properties held for sale

Properties held for sale are stated at the lower of cost or net realizable value. Cost comprises the cost of purchase and, where applicable, direct costs associated with the purchase. The Group evaluates its properties held for sale for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. The impairment for properties held for sale was $712,647, nil and nil for the years ended December 31 2009, 2010 and 2011, respectively.

Investment in affiliates

(l) Investment in affiliates

Affiliated companies are entities over which the Group has significant influence, but which it does not control. The Group generally considers an ownership interest of 20% or higher to represent significant influence. Investments in affiliates are accounted for by the equity method of accounting. Under this method, the Group’s share of the post-acquisition profits or losses of affiliated companies is recognized in the income statement and its shares of post-acquisition movements in other comprehensive income are recognized in other comprehensive income. Unrealized gains on transactions between the Group and its affiliated companies are eliminated to the extent of the Group’s interest in the affiliated companies; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group’s share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the affiliated company.

The Group is required to perform an impairment assessment of its investments whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. An impairment loss is recorded when there has been a loss in value of the investment that is other than temporary. The Group has not recorded any impairment losses in any of the periods reported. As of December 31, 2011, the Group determined that no such events were present.

Property and equipment, net

(m) Property and equipment, net

Property and equipment is recorded at cost less accumulated depreciation. Depreciation is computed on a straight-line basis over the following estimated useful lives:

Leasehold improvements	Over the shorter of the lease term or their estimated useful lives
Buildings	30 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years

Gains and losses from the disposal of property and equipment are included in income from operations.

Intangible assets, net

(n) Intangible assets, net

Acquired intangible assets mainly consist of license agreements with SINA, a real estate advertising agency agreement with SINA, CRIC database license agreement, exclusive rights with Baidu, Inc. (“Baidu”), favorable lease terms, customer relationships, non-compete agreements and trademarks from business combinations and are recorded at fair value on the acquisition date. All intangible assets, with the exception of customer relationships, are amortized ratably over the contract period. Intangible assets resulting out of acquired customer relationships are amortized based on the timing of the revenue expected to be derived from the respective customer.

Impairment of long-lived assets

(o) Impairment of long-lived assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss equal to the excess of the carrying amount over the fair value of the assets.

Impairment of goodwill and indefinite lived intangible assets

(p) Impairment of goodwill and indefinite lived intangible assets

The Group performs an annual goodwill impairment test comprised of two steps. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill and indefinite lived intangible assets. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill and indefinite lived intangible assets to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

Management performs a goodwill impairment test for each of its reporting units as of December 31 of each year or when there is a triggering event causing management to believe it is more likely than not that the carrying amount of goodwill may be impaired.

Intangible assets with an indefinite life are tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The impairment test consists of a comparison of the fair value of the intangible asset to its carrying amount. If the carrying amount exceeds the fair value, an impairment loss is recognized equal in amount to that excess.

Income taxes

(q) Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities, and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years when the reported amounts of the asset or liability are expected to be recovered or settled, respectively. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the classification of the related assets and liabilities for financial reporting purposes.

The Group only recognizes tax benefits related to uncertain tax positions when such positions are more likely than not of being sustained upon examination. For such positions, the amount of tax benefit that the Group recognizes is the largest amount of tax benefit that is more than fifty percent likely of being sustained upon the ultimate settlement of such uncertain position. The Group records interest and penalties as a component of income tax expense.

Share-based compensation

(r) Share-based compensation

Share-based compensation cost is measured on the grant date, based on the fair value of the award, and recognized as an expense over the requisite service period. Management has made an estimate of expected forfeitures and recognizes compensation cost only for those equity awards expected to vest.

Revenue recognition

(s) Revenue recognition

The Group recognizes revenue when there is persuasive evidence of an arrangement, service has been rendered, the sales price is fixed or determinable and collectability is reasonably assured. Revenues are recorded, net of sales related taxes.

The Group provides marketing and sales agency services to primary real estate developers. The Group recognizes the commission revenue when a successful sale of property has occurred and upon completing the services required to execute a successful sale without further contingency. A successful sale is defined in each agency contract and is usually achieved after the property buyer has executed the purchase contract, made the required down payment, and the purchase contract has been registered with the relevant government authorities. The Group may also be entitled to earn additional revenue on the agency services if certain sales and other performance targets are achieved, such as average sale price over a pre-determined period. These additional agency service revenues are recognized when the Group has accomplished the required targets.

The Group provides brokerage service for secondary real estate sale and rental transactions. For secondary real estate brokerage service, the Group recognizes revenue upon execution of a transaction agreement between the buyer/lessee and the seller/lessor for which the Group acts as the broker.

The Group provides real estate consulting services, which includes periodic consulting services and project-based consulting services.

Project-based consulting services involve providing real estate consulting services to customers in relation to land acquisition and property development. In certain instances, payment is contingent upon the delivery of a final product, such as closing a land acquisition transaction or providing a market study report. The Group recognizes revenue under such arrangements upon delivery of the final product, assuming customer acceptance has occurred and the fee is no longer contingent. Periodic consulting services involve providing consulting services which are tailored to meet the needs of real estate developer clients at various stages of the project development and sales process for a specified period, such as monthly market studies. The contractual period for such arrangements is usually between one and 12 months with revenue being recognized ratably over such period.

The Group sells subscriptions to its proprietary CRIC system for which revenues are recognized ratably over the subscription period, which is usually six to 12 months. The Group also provides data integration services periodically, such as periodic market updates and analysis that suit the specific needs and requirements of individual clients in addition to access to the CRIC system. The contractual period for such arrangements is usually between three and 12 months with revenue being recognized ratably over such period.

The Group generates online real estate revenues principally from online advertising, sponsorship arrangements and, to a lesser extent, hosting arrangements. Online advertising arrangements allow advertisers to place advertisements on particular areas of the Group’s websites, in particular formats and over particular periods of time. Advertising revenues from online advertising arrangements are recognized ratably over the contract period of display when collectability is reasonably assured. Sponsorship arrangements allow advertisers to sponsor a particular area on the Group’s websites in exchange for a fixed payment over the contract period. Advertising revenues from sponsorship arrangements are recognized ratably over the contract period. Revenues for advertising services are recognized net of agency rebates. The Group also generates advertising revenues from outsourcing certain regional sites for a fixed period of time to local hosting partners, who are responsible for both website operation and related advertising sales. Advertising revenues from hosted websites are recognized ratably over the term of the contract. The Group also generates revenue from keyword advertising. Keyword advertising revenues are recognized ratably over the contract period when collectability is reasonably assured.

The Group generates revenues from real estate advertising design services. The Group recognizes the revenue derived from real estate advertising design services ratably over the specified contract period ranging from three to 12 months. The Group also provides advertising sales services by acquiring advertising space and subsequently reselling such space. Revenues under such arrangements are recognized when the related advertisement is placed. The Group recognizes advertising sales revenues on a gross basis because it acts as principal and is the primary obligator in the arrangement.

The Group also provides promotional events services, and recognizes revenue when such services are rendered, assuming all other revenue recognition criterion have been met.

The Group also generates revenues from real estate fund management fees, performance fees and allocations. Real estate fund management fees are based upon investment advisory and related agreements and are recognized as earned over the specified contract period. Performance fees and allocations represent the preferential allocations of profits (“carried interest”) that are a component of the Group’s general partnership interests in the real estate funds. The Group is entitled to an additional return from the investment fund in the event investors in the fund achieve cumulative investment returns in excess of a specified amount. The Group records the additional return from these carried interests as revenue at the end of the contract year.

Effective January 1, 2011, the Group adopted the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2009-13, “Multiple-Deliverable Revenue Arrangements”, prospectively for all new and materially modified arrangements. ASU 2009-13 requires the Group to allocate revenue to arrangement deliverables using the relative selling price method.

The Group has multiple element arrangements that may include provision of primary real estate services, online advertising, promotional events services, consulting services and/or information subscription for the CRIC system. The Group has determined that each of the deliverables listed above is considered a separate unit of account as each has value to the customer on a standalone basis and has been sold separately on a standalone basis, there is no general right of return on delivered items and the delivery or performance of the undelivered item(s) is considered probable and substantially in the control of the Group.

The Group allocates arrangement consideration in multiple-deliverable revenue arrangements at the inception of an arrangement to all deliverables based on the relative selling price in accordance with the selling price hierarchy, which includes: (i) vendor-specific objective evidence (“VSOE”) if available; (ii) third-party evidence (“TPE”) if VSOE is not available; and (iii) best estimate of selling price (“BESP”) if neither VSOE nor TPE is available.

VSOE. The Group determines VSOE based on its historical pricing and discounting practices for the specific service when sold separately. In determining VSOE, the Group requires that a substantial majority of the selling prices for these services fall within a reasonably narrow pricing range. The Group has historically priced its commission rate for the primary real estate services, periodic consulting services, subscription for the CRIC system and online advertising within a narrow range. As a result, the Group has used VSOE to allocate the selling price for these services when elements of a multiple element arrangement. The Group has not historically priced project-based consulting service and promotional event services within a narrow range, therefore, the Group considers TPE and BESP as discussed below.

TPE. When VSOE cannot be established for deliverables in multiple element arrangements, the Group applies judgment with respect to whether it can establish a selling price based on TPE. TPE is determined based on competitor prices for similar deliverables when sold separately. Generally, the Group’s marketing strategy differs from that of its peers and its offerings contain a significant level of differentiation such that the comparable pricing of services with similar functionality cannot be obtained. Furthermore, the Group is unable to reliably determine what similar competitor services’ selling prices are on a stand-alone basis. As a result, the Group has not been able to establish selling price based on TPE.

BESP. When it is unable to establish selling price using VSOE or TPE, the Group uses BESP in its allocation of arrangement consideration. The objective of BESP is to determine the price at which the Group would transact a sale if the service were sold on a stand-alone basis. The Group determines BESP for deliverables by considering multiple factors including, but not limited to, prices it charged for similar offerings, market conditions, specification of the services rendered and pricing practices. The Group has used BESP to allocate the selling price of project-based consulting service and promotional event services under these multiple element arrangement. The process for determining BESP involves management judgment. The Group’s process considers multiple factors that may vary depending upon the unique facts and circumstances related to each deliverable. Key factors that the Group considers in developing its BESP include prices charged for similar offerings, service scope and historical pricing practices. If the facts and circumstances underlying the factors the Group considers change, or should subsequent facts and circumstances lead the Group to consider additional factors, the Group’s BESP could change in future periods. The Group regularly reviews the evidence of selling price for its services and maintains internal controls over the establishment and updates of these estimates. There were no material changes in estimated selling price for its services during the year ended December 31, 2011, nor does the Group expect a material changes in BESP in the foreseeable future.

Under the previous accounting literature, when an arrangement included project-based consulting services and subscriptions for the CRIC system, the entire arrangement was considered a single unit of account as the Group did not have VSOE for project-based consulting services. Revenue was recognized based on the revenue recognition model for the final deliverable in the arrangement, which was typically the subscription for the CRIC system, which required ratable recognition over the subscription period. The Group had objective and reliable evidence of the fair value of the CRIC subscription service. As such, upon delivery of the consulting product, the Group deferred the fair value of the remaining CRIC subscription and recognized the residual amount, or the difference between the remaining fair value of the CRIC subscription and the total arrangement fee, as revenue, assuming all other revenue recognition criteria had been met. The residual amount recognized was limited to the cumulative amount due under the terms of the arrangement. Under ASU 2009-13, the Group is required to use BESP when neither VSOE nor TPE is available. As a result, the Group is able to recognize the relative fair value of the elements as they are delivered, assuming other revenue recognition criteria are met.

If the Group had applied the provisions of ASU 2009-13 for the year ended December 31, 2010, there would have been no material effect on revenue during that period. Additionally, the adoption of ASU 2009-13 did not have a material effect on revenue for the year ended December 31, 2011 when compared to the revenue that would have been recognized under the guidance in effect prior to adoption of ASU 2009-13, given the BESP of project-based consulting and VSOE of the subscription for the CRIC system have historically approximated their respective contract prices and the project-based consulting services have generally been delivered at the beginning of the subscription period. The effect of adopting this guidance in future periods will depend on the nature of the Group’s customer arrangements in those periods, including the nature of services included in those arrangements, the magnitude of revenue associated with certain deliverables in those arrangements, and the timing of delivery of the related services in those arrangements, among other considerations. While the effect in future periods is dependent on these factors and future go-to-market strategies, the Group does not currently expect the adoption of ASU 2009-13 to have a material effect on the timing and pattern of revenue recognition in future periods. The Group does not expect this new guidance to affect future pricing practices or go-to-market strategies.

Deferred revenues are recognized when payments are received in advance of revenue recognition.

Cost of revenue

(t) Cost of revenue

Cost of revenue for the primary real estate agency services segment includes costs directly related to providing services, which include costs incurred for marketing and sale of primary real estate projects for which the Group acts as the agent. Cost of revenue for the secondary real estate brokerage services segment includes sales commission and rental expenses incurred for properties leased for sublet. Cost of revenue of real estate information and consulting services segment primarily consists of sales commission and costs incurred for developing, maintaining and updating the CRIC database system, which includes cost of data purchased or licensed from third-party sources, technical personnel related costs and associated equipment depreciation. Cost of revenue for the real estate online services segment consists of costs associated with the production of websites, which includes fees paid to third parties for Internet connection, content and services, editorial personnel related costs, amortization of intangible assets, depreciation associated with website production equipment and fees paid to SINA for advertising inventory on non-real estate channels. Cost of revenue for real estate advertising services also consists of fees paid to third parties for the services directly related to advertising design and the cost incurred to acquire advertising space for resale. Cost of revenue for promotional event services includes salaries of sales and support staff and fees paid to third parties for the services directly related to promotional event services.

Advertising expenses

(u) Advertising expenses

Advertising expenses are charged to the statements of operations in the period incurred. The Group incurred advertising expenses amounting to $3,068,746, $18,785,709 and $31,146,070 for the years ended December 31, 2009, 2010 and 2011, respectively.

Foreign currency translation

(v) Foreign currency translation

The functional currency of the Company is the United States dollar (“U.S. dollar”) and is used as the reporting currency of the Group. Monetary assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollar at the rates of exchange ruling at the balance sheet date. Equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustment and are shown as a separate component of other comprehensive income in the consolidated statements of changes in equity and comprehensive income.

The financial records of certain of the Company’s subsidiaries are maintained in local currencies other than the U.S. dollar, such as Renminbi (“RMB”) and Hong Kong dollar (“HKD”), which are their functional currencies. Transactions in other currencies are recorded at the rates of exchange prevailing when the transactions occur.

The Group recorded an exchange gain of $78,997 and an exchange loss of $1,453,940 and $1,051,883 for the years ended December 31, 2009, 2010 and 2011, respectively, as a component of other income (loss), net.

Government subsidies

(w) Government subsidies

Government subsidies include cash subsidies received by the Company’s subsidiaries in the PRC from local governments. These subsidies are generally provided as incentives for conducting business in certain local districts. Cash subsidies of $4,759,411, $4,080,900 and $6,180,360 were included in other income for the years ended December 31, 2009, 2010 and 2011, respectively. Cash subsidies are recognized when received and when all the conditions for their receipt have been satisfied. There is no assurance that the Group will receive similar or any subsidiaries in the future.

Concentration of credit risk

(x) Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable and customer deposits. The Group places its cash and cash equivalents with reputable financial institutions.

The Group regularly reviews the creditworthiness of its customers, but generally does not require collateral or other security from its customers. The Group establishes an allowance for doubtful accounts and customer deposits primarily based upon factors surrounding the credit risk of specific customers.

Movement of the allowance for doubtful accounts for accounts receivable and customer deposits is as follows:

	2009	2010	2011
	$	$	$
Balance as of January 1	3,397,899	13,799,920	18,836,275
Provisions for doubtful accounts	13,739,796	5,623,888	9,513,951
Business acquisition	2,440,358	—	—
Write offs	(5,787,424)	(1,084,209)	(14,380,877)
Changes due to foreign exchange	9,291	496,676	841,973
Balance as of December 31	13,799,920	18,836,275	14,811,322

The allowance for other receivables was immaterial for all periods presented.

Earnings per share

(y) Earnings per share

Basic earnings per share are computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

The following table sets forth the computation of basic and diluted income per share for the periods indicated:

	Years Ended December 31,
	2009	2010	2011
Net income (loss) attributable to E-House ordinary shareholders — basic	$100,278,300	$36,154,393	$(270,357,081)
Increase (decrease) of income from CRIC*	$750,308	$(278,491)	—

Net income (loss) attributable to E-House ordinary shareholders — diluted	$101,028,608	$35,875,902	$(270,357,081)

Weighted average ordinary shares outstanding	79,643,079	80,287,171	79,769,823
Share options	813,131	1,015,451	—

Weighted average number of ordinary shares outstanding — diluted	80,456,210	81,302,622	79,769,823

Basic earnings (loss) per share	$1.26	$0.45	$(3.39)

Diluted earnings (loss) per share	$1.25	$0.44	$(3.39)

*

In calculating diluted earnings (loss) per share, the amount of CRIC’s net income included in net income (loss) attributable to E-House’s ordinary shareholders is calculated by multiplying CRIC’s diluted EPS by the weighted average number of CRIC shares held by E-House’s during the period, which may result in net income (loss) attributable to E-House ordinary shareholders, for purposes of computing diluted earnings (loss) per share, being different from that actually recorded in the consolidated statements of operations. This difference is presented as increase (decrease) of income (loss) from CRIC.

Diluted earnings (loss) per share do not include the following instruments as their inclusion would have been anti-dilutive:

	Years Ended December 31,
	2009	2010	2011
Share options	—	—	463,409

Non-controlling interest

(z) Non-controlling interest

As of December 31, 2009, the majority of the Group’s non-controlling interest is attributable to CRIC, which mainly operates the Company’s real estate information and consulting and real estate online services segments. As of December 31, 2010 and 2011, E-House retained a 52.83% and 54.12% equity interest in CRIC, respectively. Non-controlling interest in CRIC included in the Company’s consolidated balance sheets was $469,328,225 and $268,136,200 as of December 31, 2010 and 2011, respectively. For the years ended December 31, 2009, 2010 and 2011, $15,825,296,and $12,271,520 of Group’s consolidated net income, and $190,696,283 of the Group’s consolidated net loss was attributable to CRIC, respectively.

The following schedule shows the effects of changes in E-House’s ownership interest in CRIC on equity attributable to E-House:

	2009	2010	2011
	$	$	$
Net income (loss) attributable to E-House	100,278,300	36,154,393	(270,357,081)
Transfers (to) from the non-controlling interest:
Increase in E-House’s additional paid-in capital for sale of 71,400,000 CRIC common shares	352,415,498	—	—
Decrease in E-House’s additional paid-in capital for purchase of 3,033,333, 1,384,420 and 4,206,600 CRIC common shares for the years ended December 31, 2009, 2010 and 2011 respectively	(17,446,572)	(3,614,582)	(120,820)
Decrease in E-House’s additional paid-in capital for the exercise of CRIC’s options and the vesting of CRIC’s restricted shares	—	(1,995,625)	(2,353,082)

Net transfers (to) from non-controlling interest	334,968,926	(5,610,207)	(2,473,902)

Change from net income attributable to E-House and transfers (to) from non-controlling interest	435,247,226	30,544,186	(272,830,983)

Comprehensive income

(aa) Comprehensive income

Comprehensive income includes all changes in equity except those resulting from investments by owners and distributions to owners. For the years presented, total comprehensive income included net income and foreign currency translation adjustments.

Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2011
Organization and Principal Activities
Schedule of major subsidiaries and the consolidated VIEs

	Date of	Place of	Percentage of
	incorporation	incorporation	Ownership
Shanghai Real Estate Sales (Group) Co., Ltd.	15-Aug-00	PRC	100%
Shanghai City Rehouse Real Estate Agency Ltd.	17-May-02	PRC	85%
E-House Real Estate Asset Management Co., Ltd.	22-Aug-06	Cayman	51%
China Real Estate Information Corporation	21-Aug-08	Cayman	54%
Shanghai Tian Zhuo Advertising Co., Ltd.	27-Feb-08	PRC	VIE
Beijing Yisheng Leju Information Services Co., Ltd.	13-Feb-08	PRC	VIE
Shanghai Yi Xin E-Commerce Co., Ltd.	05-Dec-11	PRC	VIE

Summary of Principal Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Variable interest entities
Schedule of accounts receivable

	As of December 31,
	2010	2011
	$	$
Unbilled accounts receivable	138,013,483	182,878,383
Billed accounts receivable	36,101,078	61,202,482
Total	174,114,561	244,080,865

Schedule of estimated useful lives of property and equipment

Leasehold improvements	Over the shorter of the lease term or their estimated useful lives
Buildings	30 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years

Schedule of movement of the allowance for doubtful accounts for accounts receivable, unbilled accounts receivable and customer deposits

	2009	2010	2011
	$	$	$
Balance as of January 1	3,397,899	13,799,920	18,836,275
Provisions for doubtful accounts	13,739,796	5,623,888	9,513,951
Business acquisition	2,440,358	—	—
Write offs	(5,787,424)	(1,084,209)	(14,380,877)
Changes due to foreign exchange	9,291	496,676	841,973
Balance as of December 31	13,799,920	18,836,275	14,811,322

Schedule of computation of basic and diluted income per share

	Years Ended December 31,
	2009	2010	2011
Net income (loss) attributable to E-House ordinary shareholders — basic	$100,278,300	$36,154,393	$(270,357,081)
Increase (decrease) of income from CRIC*	$750,308	$(278,491)	—

Net income (loss) attributable to E-House ordinary shareholders — diluted	$101,028,608	$35,875,902	$(270,357,081)

Weighted average ordinary shares outstanding	79,643,079	80,287,171	79,769,823
Share options	813,131	1,015,451	—

Weighted average number of ordinary shares outstanding — diluted	80,456,210	81,302,622	79,769,823

Basic earnings (loss) per share	$1.26	$0.45	$(3.39)

Diluted earnings (loss) per share	$1.25	$0.44	$(3.39)

*

In calculating diluted earnings (loss) per share, the amount of CRIC’s net income included in net income (loss) attributable to E-House’s ordinary shareholders is calculated by multiplying CRIC’s diluted EPS by the weighted average number of CRIC shares held by E-House’s during the period, which may result in net income (loss) attributable to E-House ordinary shareholders, for purposes of computing diluted earnings (loss) per share, being different from that actually recorded in the consolidated statements of operations. This difference is presented as increase (decrease) of income (loss) from CRIC.

Diluted earnings (loss) per share do not include the following instruments as their inclusion would have been anti-dilutive:

	Years Ended December 31,
	2009	2010	2011
Share options	—	—	463,409

Schedule of effects of changes in E-House's ownership interest in CRIC on equity attributable to E-House

	2009	2010	2011
	$	$	$
Net income (loss) attributable to E-House	100,278,300	36,154,393	(270,357,081)
Transfers (to) from the non-controlling interest:
Increase in E-House’s additional paid-in capital for sale of 71,400,000 CRIC common shares	352,415,498	—	—
Decrease in E-House’s additional paid-in capital for purchase of 3,033,333, 1,384,420 and 4,206,600 CRIC common shares for the years ended December 31, 2009, 2010 and 2011 respectively	(17,446,572)	(3,614,582)	(120,820)
Decrease in E-House’s additional paid-in capital for the exercise of CRIC’s options and the vesting of CRIC’s restricted shares	—	(1,995,625)	(2,353,082)

Net transfers (to) from non-controlling interest	334,968,926	(5,610,207)	(2,473,902)

Change from net income attributable to E-House and transfers (to) from non-controlling interest	435,247,226	30,544,186	(272,830,983)

Tian Zhuo
Variable interest entities
Schedule of financial statement balances included in the consolidated financial statements

	As of December 31,
	2010	2011
	$	$
Cash and cash equivalents	12,133,157	2,860,592
Accounts receivable, net of allowance for doubtful accounts	3,649,591	2,171,155
Prepaid expenses and other current assets	1,511,617	2,859,503
Total current assets	17,294,365	7,891,250
Total non-current assets	6,562,186	12,584,611
Total assets	23,856,551	20,475,861

Accounts payable	319,812	107,848
Accrued payroll and welfare expenses	611,029	277,949
Income tax payable	1,156,467	1,044,750
Amounts due to related parties	—	3,766
Other tax payable	412,247	155,588
Other current liabilities	960,528	179,656
Total current liabilities	3,460,083	1,769,557
Deferred tax liabilities, non-current	202,955	21,474
Total liabilities	3,663,038	1,791,031

Schedule of financial statement amounts included in the consolidated financial statements

	Years Ended December 31,
	2009	2010	2011
	$	$	$
Total revenues	12,049,761	8,990,427	4,783,125
Net loss	1,758,565	1,367,126	3,520,995

Beijing Leju
Variable interest entities
Schedule of financial statement balances included in the consolidated financial statements

	As of December 31,
	2010	2011
	$	$
Cash and cash equivalents	41,914,203	26,109,401
Accounts receivable, net of allowance for doubtful accounts	35,028,633	62,707,241
Prepaid expenses and other current assets	10,192,141	15,246,498
Total current assets	87,134,977	104,063,140
Total noncurrent assets	5,402,561	64,857,697
Total assets	92,537,538	168,920,837

Accounts payable	2,457,880	1,735,922
Accrued payroll and welfare expenses	5,387,306	14,252,468
Income tax payable	2,667,793	6,790,215
Other tax payable	2,553,470	5,413,877
Amounts due to related parties	—	650,699
Liability for exclusive rights, current	—	13,830,821
Other current liabilities	5,767,960	10,193,183
Total current liabilities	18,834,409	52,867,185
Deferred tax liabilities, non-current	221,976	1,408,783
Liability for exclusive rights, non-current	—	21,408,384
Total liabilities	19,056,385	75,684,352

Schedule of financial statement amounts included in the consolidated financial statements

	Years Ended December 31,
	2009	2010	2011
	$	$	$
Total revenues	13,813,076	66,876,338	115,762,811
Net income (loss)	147,922	975,076	(1,192,672)

Acquisitions of Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2011
Firmway
Purchase price was allocated as follows:
Schedule of purchase price allocation

	Allocated	Amortization
	Value	Period
	$
Cash	1,731,778
Amount due from related parties	1,189,679
Prepaid rent	3,815,608	20 years
Liabilities assumed	(1,927)
Favorable lease term	5,264,862	20 years
Goodwill	1,316,215
Deferred tax liabilities	(1,316,215)

Total	12,000,000

Beijing Jiahua
Purchase price was allocated as follows:
Schedule of purchase price allocation

	Allocated	Amortization
	Value	Period
	$
Total tangible assets acquired	78,775
Liabilities assumed	(468)
Customer relationship	3,307,686	7.3 years
Non-compete agreements	953,596	2.6 years
Goodwill	9,541,048
Deferred tax liabilities	(1,065,320)

Total	12,815,317

Beijing Shangtuo
Purchase price was allocated as follows:
Schedule of purchase price allocation

	Allocated	Amortization
	Value	Period
	$
Total tangible assets acquired	78,827
Liabilities assumed	(928)
Customer relationship	983,494	7.3 years
Non-compete agreements	413,854	2.6 years
Goodwill	3,075,575
Deferred tax liabilities	(349,337)

Total	4,201,485

COHT
Purchase price was allocated as follows:
Schedule of consideration transferred

Amount
$

Fair value of CRIC’s shares issued*	572,000,004
Replacement of COHT share options	14,960,796

Consideration	586,960,800
Fair value of the Group’s investment in COHT held before the business combination**	27,078,000

Total value to be allocated in purchase accounting	614,038,800

*	The fair value of the 47,666,667 ordinary shares issued by the CRIC was based on the IPO offering price of CRIC’s ADS.

**

As a result of the Group obtaining control over COHT, the Group’s previously held equity interest was re-measured to fair value of $27,078,000, with the excess of fair value over the carrying amount recognized as a gain of $21,453,221.

Schedule of purchase price allocation

	Allocated Value	Amortization Period
	$
Total tangible assets acquired	26,703,269
Liabilities assumed	(17,432,772)
Intangible assets acquired:
— License agreements with SINA	80,660,000	10 years
— Real estate advertising agency agreement with SINA	106,790,000	10 years
— CRIC database license agreement	8,300,000	9 years
— Customer relationship	5,580,000	10 years
— Contract backlog	110,000	1 year
Goodwill	444,885,665
Deferred tax liabilities	(41,557,362)

Total	614,038,800

Portal Overseas
Purchase price was allocated as follows:
Schedule of purchase price allocation

	Allocated Value	Amortization Period
	$
Cash	1,265,772
Other current assets	1,463,529
Liabilities assumed	(4,390,507)
Leasehold improvement	2,077,479	5-20 years
Prepaid rent	4,348,647	20 years
Favorable lease term	2,428,110	20 years

Total	7,193,030

Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2011
Property and Equipment, Net
Schedule of property and equipment, net

	As of December 31,
	2010	2011
	$	$
Leasehold improvements	12,164,368	15,982,349
Buildings	3,868,203	6,388,288
Furniture, fixtures and equipment	15,226,064	19,844,348
Motor vehicles	5,162,421	6,914,121

Total	36,421,056	49,129,106
Accumulated depreciation	(15,118,269)	(21,152,883)

Property and equipment, net	21,302,787	27,976,223

Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2011
Intangible Assets, Net
Schedule of intangible assets, net

	As of December 31,
	2010	2011
	$	$
Intangible assets not subject to amortization are comprised of the following:
Trademark	720,473	757,266
Intangible assets subject to amortization are comprised of the following:
Advertising agency agreement	106,790,000	106,790,000
License agreements with SINA	80,660,000	80,660,000
Exclusive rights with Baidu	—	43,847,992
Customer relationship	7,443,088	11,771,028
Database license	8,300,000	8,300,000
Favorable lease term	2,428,110	7,692,972
Computer software licenses	2,422,026	4,941,947
Non-compete agreements	2,074,417	3,370,919
Customer contracts	3,343,892	770,204
Domain name	—	96,518

	213,461,533	268,241,580
Less: Accumulated amortization
Advertising agency agreement	(13,087,010)	(23,556,616)
License agreements with SINA	(10,082,500)	(18,148,500)
Exclusive rights with Baidu	—	(5,926,487)
Customer relationship	(541,014)	(2,256,989)
Database license	(1,220,589)	(2,197,060)
Favorable lease term	(212,459)	(333,867)
Computer software licenses	(1,013,890)	(1,686,246)
Non-compete agreements	(768,887)	(1,250,708)
Customer contracts	(3,343,892)	(373,381)
Domain name	—	(5,630)

Intangible assets subject to amortization, net	183,191,292	212,506,096

Total intangible assets, net	183,911,765	213,263,362

Goodwill (Tables)	12 Months Ended
Dec. 31, 2011
Goodwill
Schedule of changes in the carrying amount of goodwill by segment

			Real estate
	Primary	Secondary	information
	real estate	real estate	and	Real estate
	agency	brokerage	consulting	online	Other
	services	services	services	services	services	Total
	$	$	$	$	$	$
Balance as of January 1, 2010	2,683,889	73,092	4,350,789	444,885,665	666,257	452,659,692
Goodwill recognized upon acquisition	—	—	—	396,736	—	396,736
Exchange rate translation	81,084	2,208	—	—	—	83,292
Gross Goodwill	2,764,973	75,300	4,350,789	445,282,401	666,257	453,139,720
Accumulated impairment	—	—	—	—	—	—
Balance as of December 31, 2010	2,764,973	75,300	4,350,789	445,282,401	666,257	453,139,720
Goodwill recognized upon acquisition	523,257	—	1,316,215	12,616,623	—	14,456,095
Disposal of subsidiaries	—	—	—	—	(666,257)	(666,257)
Exchange rate translation	141,951	3,845	—	75,302	—	221,098
Gross goodwill	3,430,181	79,145	5,667,004	457,974,326	—	467,150,656
Accumulated impairment	—	—	—	(417,822,304)	—	(417,822,304)
Balance as of December 31, 2011	3,430,181	79,145	5,667,004	40,152,022	—	49,328,352

Other Income (Tables)	12 Months Ended
Dec. 31, 2011
Other Income
Schedule of other income

	Years Ended December 31,
	2009	2010	2011
	$	$	$
Gain from sales of marketable securities	3,436,713	—	—
Unrealized gains (loss) on marketable securities	—	679,626	(8,598,962)
Government subsidies	4,759,411	4,080,900	6,180,360
Reimbursement income from depository agent	626,888	542,056	721,813
Gain (loss) from sales of properties held for sale	(121,639)	1,348,003	417,610
Gain from bargain purchase	—	392,524	—
Foreign exchange gain (loss)	78,997	(1,453,940)	(1,051,883)
Loss from disposal of subsidiaries	—	—	(1,054,348)
Amortization of discounts related to liability for exclusive rights	—	—	(891,441)

Total other income (loss)	8,780,370	5,589,169	(4,276,851)

Income Tax (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax
Schedule of provision for income taxes

	Years Ended December 31,
	2009	2010	2011
	$	$	$
Current Tax
PRC	29,967,894	18,153,060	17,257,121
Other	48,961	2,513,074	58,037

	30,016,855	20,666,134	17,315,158

Deferred Tax
PRC	(10,092,774)	(7,969,900)	(20,039,088)
Other	—	—	—

	(10,092,774)	(7,969,900)	(20,039,088)

Income tax expense (gain)	19,924,081	12,696,234	(2,723,930)

Schedule of principal components of the deferred income tax assets/ liabilities

	As of December 31,
	2010	2011
	$	$
Deferred tax assets:
Accrued salary expenses	8,796,784	11,798,451
Bad debt provision	4,566,526	3,128,545
Net operating loss carry forwards	6,950,541	19,845,104
Advertising expenses temporarily non-deductible	633,380	4,345,753
Other	235,775	202,734

Gross deferred tax assets	21,183,006	39,320,587
Valuation allowance	(183,392)	(689,076)

Total deferred tax assets	20,999,614	38,631,511

Analysis as:
Current	17,284,547	22,077,959
Non-current	3,715,067	16,553,552

Deferred tax liabilities:
Amortization of intangible and other assets	40,152,455	40,108,863

Total deferred tax liabilities	40,152,455	40,108,863

Analysis as:
Current	—	—
Non-current	40,152,455	40,108,863

Schedule of movement of the valuation allowance

	2009	2010	2011
	$	$	$
Balance as of January 1,	3,207,372	157,085	183,392
Additions	28,273	21,110	484,262
Business acquisition	292,638	—	—
Releases	(3,372,782)	—	—
Changes due to foreign exchange	1,584	5,197	21,422

Balance as of December 31,	157,085	183,392	689,076

Schedule of reconciliation between the provision for income tax computed by applying the statutory tax rate to income before income taxes and the actual provision for income taxes

	Years Ended December 31,
	2009	2010	2011
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	2.90%	12.10%	(24.26)%
Effect of tax preference	(6.79)%	(9.25)%	0.72%
Effect of different tax rate of subsidiary operation in other jurisdiction	(0.91)%	(0.34)%	(0.83)%
Tax refund	—	(6.95)%	—
Other	(2.90)%	0.03%	(0.05)%

	17.30%	20.59%	0.58%

Summary of aggregate amount and per share effect of the tax holiday

	Years Ended December 31,
	2009	2010	2011
	$	$	$
The aggregate dollar effect	1,433,584	9,530,020	3,046,393
Per share effect — basic	0.02	0.12	0.04
Per share effect — diluted	0.02	0.12	0.04

Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
E-House Plan
Share-Based Compensation
Schedule of assumptions used to estimate the fair value of share options granted
2011
Average risk-free rate of return	2.54%
Contractual life of option	10 years
Average estimated volatility rate	77.02%
Average dividend yield	4.11%

Summary of share option activity

			Weighted
		Weighted	average	Aggregate
		Average	remaining	Intrinsic
	Number of	exercise	contractual	value of
	options	Price	term	options
		$		$
Outstanding, as of January 1, 2011	1,442,075	5.38
Granted	1,994,000	5.31
Exercised	(81,495)	5.37
Forfeited	(22,506)	5.37
Outstanding, as of December 31, 2011	3,332,074	5.34	8.25	—
Vested and expected to vest as of December 31, 2011	3,227,538	5.34	8.20	—
Exercisable as of December 31, 2011	1,338,074	5.38	5.97	—

Summary of restricted share activity

		Weighted average
	Number of restricted shares	grant-date fair value
		$
Unvested as of January 1, 2011	1,583,035	15.90
Granted	28,000	11.57
Vested	(630,603)	16.21
Forfeited	(61,336)	15.96

Unvested as of December 31, 2011	919,096	15.56

CRIC Plan
Share-Based Compensation
Schedule of assumptions used to estimate the fair value of share options granted

	2009	2011
Average risk-free rate of return	3.22%	3.22%
Contractual life of option	10 years	10 years
Average estimated volatility rate	71.79%	70.35%
Average dividend yield	0.00%	0.00%

Summary of share option activity

			Weighted
		Weighted	average	Aggregate
		average	remaining	intrinsic
	Number of	exercise	contractual	value of
	Options	price	term	options
		$		$
Outstanding as of January 1, 2011	10,436,029	3.24
Granted	8,361,000	4.84
Exercised	(702,201)	0.99
Forfeited	(791,763)	3.56
Outstanding as of December 31, 2011	17,303,065	4.09	7.80	—
Vested and expected to vest as of December 31, 2011	16,844,275	4.08	7.77	—
Exercisable as of December 31, 2011	6,189,716	3.41	6.34	3,951,697

Summary of restricted share activity
		Weighted average
	Number of restricted shares	grant-date fair value
		$
Unvested as of January 1, 2011	225,000	2.59
Vested	(75,000)	2.59
Forfeited	—	—
Unvested as of December 31, 2011	150,000	2.59

Options Replacement Program
Share-Based Compensation
Schedule of assumptions used to estimate the fair value of share options granted
2009
Average risk-free rate of return	2.47%
Contractual life of option	5.2 years
Average estimated volatility rate	63.18%
Average dividend yield	0.00%

Segment Information (Tables)	12 Months Ended
Dec. 31, 2011
Segment Information
Summary of selected revenue and expense information for each operating segment

			Real estate
		Secondary	information
	Primary real	real estate	and	Real estate
	estate agency	brokerage	consulting	online	Other
2009	services	services	services	services	services	Non-allocated	Total
	$	$	$	$	$	$	$
Revenues	183,154,000	28,447,714	61,707,295	13,829,937	12,399,710	—	299,538,656
Cost of revenues	(55,655,737)	(1,877,546)	(1,865,697)	(4,930,280)	(6,014,185)	—	(70,343,445)
Selling, general and administrative expenses	(47,241,533)	(26,123,163)	(22,723,019)	(11,359,944)	(6,338,251)	(11,935,269)	(125,721,179)
Gain from settlement of pre-existing relationship	—	—	2,100,832	—	—	—	2,100,832
Income (loss) from operations	80,256,730	447,005	39,219,411	(2,460,287)	47,274	(11,935,269)	105,574,864
Interest expenses	—	—	—	—	—	(215,854)	(215,854)
Interest income	591,772	29,130	166,521	23,722	29,557	198,087	1,038,789
Other income (loss), net	1,842,672	279,030	2,481,451	5,814	(1,810)	4,173,213	8,780,370

Income (loss) before taxes and equity in affiliates	82,691,174	755,165	41,867,383	(2,430,751)	75,021	(7,779,823)	115,178,169
Income tax (expense) benefit	(15,981,753)	2,204,395	(6,710,032)	957,085	(393,776)	—	(19,924,081)

Income (loss) before equity in affiliates	66,709,421	2,959,560	35,157,351	(1,473,666)	(318,755)	(7,779,823)	95,254,088
Income from equity in affiliates	112,628	—	—	22,015,607	—	—	22,128,235

Net income (loss)	66,822,049	2,959,560	35,157,351	20,541,941	(318,755)	(7,779,823)	117,382,323

			Real estate
		Secondary	information
	Primary real	real estate	and	Real estate
	estate agency	brokerage	consulting	online	Other
2010	services	services	services	services	services	Non-allocated	Total
	$	$	$	$	$	$	$
Revenues	173,081,747	20,892,641	75,110,282	66,804,671	20,635,786	—	356,525,127
Cost of revenues	(62,946,388)	(890,545)	(3,016,516)	(26,361,391)	(11,631,655)	—	(104,846,495)
Selling, general and administrative expenses	(46,975,421)	(29,429,044)	(35,214,081)	(54,741,152)	(8,978,057)	(23,087,167)	(198,424,922)

Income (loss) from operations	63,159,938	(9,426,948)	36,879,685	(14,297,872)	26,074	(23,087,167)	53,253,710
Interest income	1,035,826	35,213	1,156,337	286,154	114,293	180,008	2,807,831
Other income (loss), net	1,845,960	195,509	2,360,398	(22,831)	726,952	483,181	5,589,169

Income (loss) before taxes and equity in affiliates	66,041,724	(9,196,226)	40,396,420	(14,034,549)	867,319	(22,423,978)	61,650,710
Income tax (expense) benefit	(9,987,481)	334,285	(2,911,786)	455,815	(587,067)	—	(12,696,234)

Income (loss) before equity in affiliates	56,054,243	(8,861,941)	37,484,634	(13,578,734)	280,252	(22,423,978)	48,954,476
Loss from equity in affiliates	(2,277)	—	(271,300)	(5,085)	—	—	(278,662)

Net income (loss)	56,051,966	(8,861,941)	37,213,334	(13,583,819)	280,252	(22,423,978)	48,675,814

			Real estate
		Secondary	information
	Primary real	real estate	and	Real estate
	estate agency	brokerage	consulting	online	Other
2011	services	services	services	services	services	Non-allocated	Total
	$	$	$	$	$	$	$
Revenues	158,227,309	18,213,723	61,750,112	136,452,384	26,981,453	—	401,624,981
Cost of revenues	(95,125,886)	(2,355,373)	(6,708,358)	(37,583,296)	(21,271,577)	—	(163,044,490)
Selling, general and administrative expenses	(70,639,184)	(26,654,213)	(48,176,668)	(101,384,497)	(8,237,382)	(31,595,643)	(286,687,587)
Goodwill impairment charge	—	—	—	(417,822,304)	—	—	(417,822,304)

Income (loss) from operations	(7,537,761)	(10,795,863)	6,865,086	(420,337,713)	(2,527,506)	(31,595,643)	(465,929,400)
Interest income	669,926	27,150	881,539	675,759	93,130	279,415	2,626,919
Other income (loss), net	2,942,800	271,918	1,790,394	(1,011,864)	(465,943)	(7,804,156)	(4,276,851)

Income (loss) before taxes and equity in affiliates	(3,925,035)	(10,496,795)	9,537,019	(420,673,818)	(2,900,319)	(39,120,384)	(467,579,332)
Income tax benefit (expense)	5,077,552	1,863,112	(3,696,794)	305,651	(825,591)	—	2,723,930

Income (loss) before equity in affiliates	1,152,517	(8,633,683)	5,840,225	(420,368,167)	(3,725,910)	(39,120,384)	(464,855,402)
Income (loss) from equity in affiliates	16,297	—	(94,385)	(9,609)	(77,413)	—	(165,110)

Net income (loss)	1,168,814	(8,633,683)	5,745,840	(420,377,776)	(3,803,323)	(39,120,384)	(465,020,512)

Revenues
Major customers
Schedule of major customers

	Years Ended December 31,
	2009	2010	2011
	$	$	$
Customer A	70,541,996	58,986,246	58,044,764

Accounts receivable
Major customers
Schedule of major customers

	As of December 31,
	2010	2011
	$	$
Customer A	*	37,117,123

Customer deposits
Major customers
Schedule of major customers

	As of December 31,
	2010	2011
	$	$
Customer B	14,344,620	11,109,490
Customer C	44,000,000	24,000,000
Customer D	*	20,631,910

*	indicates the customer deposits from customers was less than 10% as of the stated year end.

Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2011
Related Party Balances and Transactions
Schedule of amounts due from related parties

	As of December 31,
	2010	2011
	$	$
Customer and supplier	19,447	—
Other	—	1,500,941

Total amounts due from related parties	19,447	1,500,941

Schedule of amounts due to related parties

	As of December 31,
	2010	2011
	$	$
Management	787,500	525,000
Customer and supplier	—	654,465
Other	4,367,157	595,821

Total amounts due to related parties	5,154,657	1,775,286

Schedule of revenue from customers who are related parties

	Years Ended December 31,
	2009	2010	2011
	$	$	$
Shanghai Yueshun Real Estate Development Co., Ltd.	102,708	7,139	—
CRERAT	—	—	268,380

Schedule of selling, general and administrative expenses recorded by the group

	Years Ended December 31,
	2009	2010	2011
	$	$	$
CRERAT	—	—	822,249

Schedule of accounts receivable from related parties
    Amount due from (to) related parties
	As of December 31,
	2010	2011
	$	$
Shanghai Yueshun Real Estate Development Co., Ltd.	19,447	—
CRERAT	—	(654,465)

Schedule of amounts due from (to) affiliates

	As of December 31,
	2010	2011
	$	$
E-House China Real Estate Investment Fund I, L.P. (1)	(4,000,000)	—
Shanghai Yueshun Real Estate Development Co., Ltd.(2)	(6,077)	263,026
Shanghai Jin Yue Real Estate Development Co., Ltd. (3)	(361,080)	(379,519)
Shanghai Shangyou Property Management Co. Ltd. (4)	—	1,021,613

(1)

Entity is partially owned by Xin Zhou and Neil Nanpeng Shen, directors of the Company (note (d) below). The amount receivable represents payment made on behalf of E-House China Real Estate Investment Fund I, L.P. In December 2010, the Group received $4 million on behalf of E-House China Real Estate Investment Fund I, L.P., which was unsecured, interest free and had no fixed repayment term. The amount was repaid in January 2011.

(2)	Xin Zhou is a director of the entity. The amount receivable (payable) is the rental cost paid (rental income received) by the Group on behalf of the entity.

(3)	Xin Zhou is a director of the entity. The amount payable is rental expense paid by the entity on behalf of E-Commercial (Shanghai) Real Estate Advisory Co, Ltd.

(4)	Xin Zhou is legal representative of the entity. As of December 31, 2011, the balance payable was rental prepayment from the entity.

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Schedule of future minimum lease payments under non-cancelable operating lease agreements

Year ending December 31	$
2012	17,836,153
2013	14,186,034
2014	7,491,337
2015	1,639,889
2016	418,779
Thereafter	8,106,509

Total	49,678,701

Organization and Principal Activities (Details)	12 Months Ended				1 Months Ended
	Dec. 31, 2011 Shanghai Real Estate Sales (Group) Co., Ltd..	Dec. 31, 2011 Shanghai City Rehouse Real Estate Agency Ltd.	Dec. 31, 2011 E-House Real Estate Asset Management Co., Ltd.	Dec. 31, 2011 China Real Estate Information Corporation	Oct. 31, 2009 COHT China Real Estate Information Corporation
Organization and Principal Activities
SINA's equity interest acquired (as a percent)					66.00%
Percentage of Ownership	100.00%	85.00%	51.00%	54.12%

Summary of Principal Accounting Policies (Details) (USD $)	12 Months Ended						12 Months Ended							12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Apr. 30, 2011 Evercrest Holdings Limited	Apr. 30, 2011 CRIC Evercrest Holdings Limited	Dec. 31, 2011 Tian Zhuo	Dec. 31, 2010 Tian Zhuo	Dec. 31, 2009 Tian Zhuo	Dec. 31, 2011 Beijing Leju	Dec. 31, 2010 Beijing Leju	Dec. 31, 2009 Beijing Leju	Dec. 31, 2011 Shanghai Yi Xin	Dec. 31, 2011 Xin Zhou Y
Variable interest entities
Interest free loans									$ 15,216,656	$ 1,587,070			$ 2,380,605
Amount funded for capital requirements									146,314
Additional amount funded for acquisitions									5,120,989
Prepayment period (in years)														3
Amount of interest free loans repaid by Tian Zhuo									2,621,870
Financial statement balances included in the consolidated financial statements
Cash and cash equivalents	392,005,353	543,817,633	548,061,884	225,663,324			2,860,592	12,133,157		26,109,401	41,914,203
Accounts receivable, net of allowance for doubtful accounts	244,080,865	174,114,561					2,171,155	3,649,591		62,707,241	35,028,633
Prepaid expenses and other current assets	21,817,629	22,052,561					2,859,503	1,511,617		15,246,498	10,192,141
Total current assets	749,502,169	875,912,916					7,891,250	17,294,365		104,063,140	87,134,977
Total non-current assets							12,584,611	6,562,186		64,857,697	5,402,561
TOTAL ASSETS	1,143,698,243	1,558,266,525					20,475,861	23,856,551		168,920,837	92,537,538
Accounts payable	5,686,183	8,148,688					107,848	319,812		1,735,922	2,457,880
Accrued payroll and welfare expenses	50,580,838	37,853,279					277,949	611,029		14,252,468	5,387,306
Income tax payable	45,762,488	42,276,115					1,044,750	1,156,467		6,790,215	2,667,793
Amounts due to related parties	1,775,286	5,154,657					3,766			650,699
Other tax payable	19,251,800	14,765,431					155,588	412,247		5,413,877	2,553,470
Liability for exclusive rights, current	13,830,821									13,830,821
Other current liabilities	25,517,200	16,309,101					179,656	960,528		10,193,183	5,767,960
Total current liabilities	176,097,081	140,099,029					1,769,557	3,460,083		52,867,185	18,834,409
Deferred tax liabilities, non-current	40,108,863	40,152,455					21,474	202,955		1,408,783	221,976
Liability for exclusive rights, non-current	21,408,384									21,408,384
Total liabilities	239,330,241	181,626,953					1,791,031	3,663,038		75,684,352	19,056,385
Financial statement amounts included in the consolidated financial statements
Total revenues	401,624,981	356,525,127	299,538,656				4,783,125	8,990,427	12,049,761	115,762,811	66,876,338	13,813,076
Net income (loss)	(465,020,512)	48,675,814	117,382,323				(3,520,995)	(1,367,126)	(1,758,565)	(1,192,672)	975,076	147,922
Accumulated loss	$ (101,063,764)	$ 200,822,587								$ (69,674)			$ (1,081)
Equity interest (as a percent)					49.00%	51.00%

Summary of Principal Accounting Policies (Details 2) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Fair value of financial instruments
Customer deposits, non-current portion	$ 26,585,537	$ 1,826,599
Liability for exclusive rights, non-current	21,408,384
Fair value
Fair value of financial instruments
Customer deposits, non-current portion	23,509,578	1,681,695
Liability for exclusive rights, non-current	$ 21,408,384

Summary of Principal Accounting Policies (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2011 M	Dec. 31, 2010
Cash and cash equivalents
Maximum term of original maturity to classify instruments as cash and cash equivalents (in months)	3
Restricted cash
Restricted cash accounts	$ 2,581,801	$ 6,985,409
Secondary real estate brokerage services
Restricted cash
Restricted cash accounts	1,706,426	5,389,304
Primary real estate agency services
Restricted cash
Restricted cash accounts	$ 875,375	$ 1,596,105

Summary of Principal Accounting Policies (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2011 property	Dec. 31, 2010 property	Dec. 31, 2009
Customer deposits
Customer deposits secured by right to purchase units of property in a development project at a prescribed price	$ 11,109,490	$ 14,344,620
Number of units of property having purchase right at a prescribed price	49	81
Accounts receivable
Allowance for doubtful accounts	14,164,988	18,296,842
Unbilled accounts receivable	182,878,383	138,013,483
Billed accounts receivable	61,202,482	36,101,078
Total	244,080,865	174,114,561
Properties held for sale
Impairment of properties held for sale			$ 712,647
Minimum
Investment in affiliates
Ownership interest to represent significant influence (as a percent)	20.00%

Summary of Principal Accounting Policies (Details 5)	12 Months Ended
Dec. 31, 2011 Y
Buildings
Property and equipment, net
Estimated useful life (in years)	30
Furniture, fixtures and equipment
Property and equipment, net
Estimated useful life (in years)	5
Motor vehicles
Property and equipment, net
Estimated useful life (in years)	5

Summary of Principal Accounting Policies (Details 6)	12 Months Ended
Dec. 31, 2011 M
Real estate consulting services | Minimum
Revenue recognition
Contract period	1
Real estate consulting services | Maximum
Revenue recognition
Contract period	12
Data integration services | Minimum | CRIC
Revenue recognition
Contract period	3
Data integration services | Maximum | CRIC
Revenue recognition
Contract period	12
Subscriptions | Minimum
Revenue recognition
Contract period	6
Subscriptions | Maximum
Revenue recognition
Contract period	12
Real estate advertising design services | Minimum
Revenue recognition
Contract period	3
Real estate advertising design services | Maximum
Revenue recognition
Contract period	12

Summary of Principal Accounting Policies (Details 7) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Advertising expenses
Advertising expenses	$ 31,146,070	$ 18,785,709	$ 3,068,746
Foreign currency translation
Exchange gain (loss)	(1,051,883)	(1,453,940)	78,997
Government subsidies
Cash subsidies	6,180,360	4,080,900	4,759,411
Allowance for doubtful accounts for accounts receivable, unbilled accounts receivable and customer deposits
Movement of the allowance for doubtful accounts for accounts receivable and customer deposits
Balance at the beginning of the period	18,836,275	13,799,920	3,397,899
Provisions for doubtful accounts	9,513,951	5,623,888	13,739,796
Business acquisition			2,440,358
Write offs	(14,380,877)	(1,084,209)	(5,787,424)
Changes due to foreign exchange	841,973	496,676	9,291
Balance at the end of the period	$ 14,811,322	$ 18,836,275	$ 13,799,920

Summary of Principal Accounting Policies (Details 8) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Earnings per share
Net income (loss) attributable to E-House ordinary shareholders basic	$ (270,357,081)	$ 36,154,393	$ 100,278,300
Increase (decrease) of income from CRIC*		(278,491)	750,308
Net income (loss) attributable to E-House ordinary shareholders diluted	(270,357,081)	35,875,902	101,028,608
Weighted average ordinary shares outstanding	79,769,823	80,287,171	79,643,079
Share options		1,015,451	813,131
Weighted average number of ordinary shares outstanding diluted	79,769,823	81,302,622	80,456,210
Basic earnings (loss) per share	$ (3.39)	$ 0.45	$ 1.26
Diluted earnings (loss) per share	$ (3.39)	$ 0.44	$ 1.25
Diluted earnings (loss) per share that does not include instruments whose inclusion would be anti-dilutive
Share options excluded from computation of diluted earnings (loss) per share as their inclusion would have been anti-dilutive (in shares)	463,409
Non-controlling interest
Non-controlling interest in CRIC included in the Company's consolidated balance sheets	271,006,234	475,539,725
Net income (loss) allocated to CRIC	(194,663,431)	12,521,421	17,104,023
Effects of changes in E-House's ownership interest in CRIC on equity attributable to E-House
Net income (loss) attributable to E-House	(270,357,081)	36,154,393	100,278,300
CRIC
Earnings per share
Net income (loss) attributable to E-House ordinary shareholders basic	(270,357,081)	36,154,393	100,278,300
Non-controlling interest
Ownership interest retained by E-House (as a percent)	54.12%	52.83%
Non-controlling interest in CRIC included in the Company's consolidated balance sheets	268,136,200	469,328,225
Net income (loss) allocated to CRIC	(190,696,283)	12,271,520	15,825,296
Effects of changes in E-House's ownership interest in CRIC on equity attributable to E-House
Net income (loss) attributable to E-House	(270,357,081)	36,154,393	100,278,300
Transfers (to) from the non-controlling interest:
Increase in E-House's additional paid-in capital for sale of 71,400,000 CRIC common shares			352,415,498
Sale of common shares to effect changes in E-house's ownership interest			71,400,000
Decrease in E-House's additional paid-in capital for purchase of 3,033,333 , 1,384,420 and 4,206,600 CRIC common shares for the years ended December 31, 2009, 2010 and 2011 respectively	(120,820)	(3,614,582)	(17,446,572)
Purchase of common shares to effect changes in E-house's ownership interest	4,206,600	1,384,420	3,033,333
Decrease in E-House's additional paid-in capital for the exercise of CRIC's options and the vesting of CRIC's restricted shares	(2,353,082)	(1,995,625)
Net transfers (to) from non-controlling interest	(2,473,902)	(5,610,207)	334,968,926
Change from net income attributable to E-House and transfers (to) from non-controlling interest	$ (272,830,983)	$ 30,544,186	$ 435,247,226

Properties Held for Sale (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 property	Dec. 31, 2010 property	Dec. 31, 2009 property
Properties Held for Sale
Number of properties obtained in settlement of accounts receivable	5	13	28
Properties held for sale obtained in settlement of accounts receivable	$ 1,479,405	$ 2,091,056	$ 3,471,273
Gain (loss) from sale of properties held for sale	417,610	1,348,003	(121,639)
Carrying amount of properties held for sale	$ 1,287,157	$ 4,457,709
Residential properties
Properties Held for Sale
Number of properties held for sale	3	3
Commercial properties
Properties Held for Sale
Number of properties held for sale	2	18

Investment in Affiliates (Details)	12 Months Ended				1 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 CRIC	Jan. 31, 2010 Shanghai Yidezeng Equity Investment Center	Oct. 31, 2009 COHT CRIC	Jan. 31, 2010 Shengyuan Center	Dec. 31, 2011 Shengyuan Center USD ($)	Dec. 31, 2010 Shengyuan Center USD ($)	Jan. 31, 2010 Shengyuan Center Xin Zhou	Aug. 31, 2010 CRERAT USD ($) Y	Dec. 31, 2011 Star Capital USD ($)	Dec. 31, 2011 Star Capital CNY
Investment in affiliates
Cash contribution made	$ 21,567,027	$ 9,878,053	$ 329,468					$ 5,200,000	$ 4,800,000		$ 4,669,376	$ 15,700,000	100,000,000
Ownership interest held (as a percent)						100.00%	13.00%			8.00%	51.00%	3.76%	3.76%
Equity interest held by third parties (as a percent)											49.00%
Purchase price allocation
Ownership interest (as a percent)				54.12%	51.00%
Ownership interest in subsidiaries (as a percent)						100.00%
Percentage of vote of limited partners vote required to remove general partner without cause							50.00%
Maximum guaranteed profits to CRERA and CREA											$ 18,119,520
Term of joint venture (in years)											8

Acquisitions of Subsidiaries (Details) (Firmway, USD $)	1 Months Ended
Mar. 31, 2011 Y
Purchase price was allocated as follows:
Term of lease (in years)	20
Allocated Value
Cash	$ 1,731,778
Amount due from related parties	1,189,679
Prepaid rent	3,815,608
Liabilities assumed	(1,927)
Goodwill	1,316,215
Deferred tax liabilities	(1,316,215)
Total	12,000,000
Amortization Period of prepaid rent (in years)	20
Favorable lease term
Allocated Value
Intangible assets acquired:	$ 5,264,862
Amortization Period (in years)	20

Acquisitions of Subsidiaries (Details 2) (Beijing Jiahua, USD $)	1 Months Ended
Aug. 31, 2011
Allocated Value
Liabilities assumed	$ (468)
Goodwill	9,541,048
Deferred tax liabilities	(1,065,320)
Total	12,815,317
Cash consideration	9,416,363
Total tangible assets acquired	78,775
Beijing Advertisement
Allocated Value
Percentage of subsidiary equity interest as consideration	16.00%
Fair value of equity interest	3,398,954
Customer relationship
Allocated Value
Intangible assets acquired:	3,307,686
Amortization Period (in years)	7.3
Non-compete agreements
Allocated Value
Intangible assets acquired:	$ 953,596
Amortization Period (in years)	2.6

Acquisitions of Subsidiaries (Details 3) (Beijing Shangtuo, USD $)	1 Months Ended
Aug. 31, 2011
Allocated Value
Liabilities assumed	$ (928)
Goodwill	3,075,575
Deferred tax liabilities	(349,337)
Total	4,201,485
Cash consideration	3,139,312
Total tangible assets acquired	78,827
Beijing Advertisement
Allocated Value
Percentage of subsidiary equity interest as consideration	5.00%
Fair value of equity interest	1,062,173
Customer relationship
Allocated Value
Intangible assets acquired:	983,494
Amortization Period (in years)	7.3
Non-compete agreements
Allocated Value
Intangible assets acquired:	$ 413,854
Amortization Period (in years)	2.6

Acquisitions of Subsidiaries (Details 4) (USD $)	12 Months Ended	1 Months Ended		1 Months Ended
	Dec. 31, 2009	Feb. 29, 2008 CRIC Y	Oct. 31, 2009 CRIC	Oct. 31, 2009 COHT	Oct. 31, 2009 COHT CRIC	Oct. 31, 2009 COHT Customer relationship Y	Oct. 31, 2009 COHT License agreements with SINA Y	Oct. 31, 2009 COHT Real estate advertising agency agreement with SINA Y	Oct. 31, 2009 COHT CRIC database license agreement Y	Oct. 31, 2009 COHT Contract backlog Y
Allocated Value
Liabilities assumed				$ (17,432,772)
Goodwill				444,885,665
Deferred tax liabilities				(41,557,362)
Intangible assets acquired:						5,580,000	80,660,000	106,790,000	8,300,000	110,000
Total				614,038,800
Amortization Period (in years)						10	10	10	9	1
Fair value of equity interest					572,000,004
Total tangible assets acquired				26,703,269
Acquisition of SINA's equity interest (as a percent)					66.00%
Ownership interest before acquisition (as a percent)					34.00%
Ownership interest in subsidiaries (as a percent)					100.00%
Number of shares issued by CRIC					47,666,667
Replacement of COHT share options	14,960,796			14,960,796
Consideration				586,960,800
Fair value of the Group's investment in COHT held before the business combination				27,078,000
Remeasurement gain recognized as excess of fair value over the carrying amount				21,453,221
Fair value of accounts receivable				13,177,212
Gross amount due under contracts				15,617,292
Receivables amount determined to be uncollectible				2,440,080
Details of the pre-existing relationship between COHT and CRIC
Term of license agreement (in years)		10
Deferred revenue			2,400,951
Gain on settlement of pre-existing relationship			$ 2,100,832

Acquisitions of Subsidiaries (Details 5) (Portal Overseas, USD $)	1 Months Ended
Apr. 30, 2009 Y
Purchase price was allocated as follows:
Term of lease (in years)	20
Allocated Value
Cash	$ 1,265,772
Prepaid rent	4,348,647
Liabilities assumed	(4,390,507)
Other current assets	1,463,529
Total	7,193,030
Amortization Period of prepaid rent (in years)	20
Favorable lease term
Allocated Value
Intangible assets acquired:	2,428,110
Amortization Period (in years)	20
Leasehold improvements
Allocated Value
Leasehold improvements	$ 2,077,479
Amortization Period, Minimum (in years)	5
Amortization Period, Maximum	20

Property and Equipment, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property and Equipment, Net
Property and equipment, gross	$ 49,129,106	$ 36,421,056
Accumulated depreciation	(21,152,883)	(15,118,269)
Property and equipment, net	27,976,223	21,302,787
Depreciation expenses	6,994,115	5,047,281	3,783,778
Leasehold improvements
Property and Equipment, Net
Property and equipment, gross	15,982,349	12,164,368
Buildings
Property and Equipment, Net
Property and equipment, gross	6,388,288	3,868,203
Furniture, fixtures and equipment
Property and Equipment, Net
Property and equipment, gross	19,844,348	15,226,064
Motor vehicles
Property and Equipment, Net
Property and equipment, gross	$ 6,914,121	$ 5,162,421

Intangible Assets, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Intangible Assets, Net
Intangible assets subject to amortization, gross	$ 268,241,580	$ 213,461,533
Intangible assets subject to amortization, net	212,506,096	183,191,292
Total intangible assets, net	213,263,362	183,911,765
Amortization amount	891,441
Amortization expense	28,864,727	21,341,362	6,378,659
Amortization expense expected to be recorded
2012	38,604,545
2013	38,259,144
2014	30,833,178
2015	21,448,979
2016	21,114,499
Advertising agency agreement
Intangible Assets, Net
Intangible assets subject to amortization, gross	106,790,000	106,790,000
Less: Accumulated amortization	(23,556,616)	(13,087,010)
License agreements with SINA
Intangible Assets, Net
Intangible assets subject to amortization, gross	80,660,000	80,660,000
Less: Accumulated amortization	(18,148,500)	(10,082,500)
Exclusive rights with Baidu
Intangible Assets, Net
Intangible assets subject to amortization, gross	43,847,992
Less: Accumulated amortization	(5,926,487)
Purchase price of intangible assets	47,612,100
Period over which payments would be made for the acquired finite intangible assets (in years)	3
Fair value of intangible assets	43,847,992
Difference between fair value and principal amount	3,764,108
Amortization amount	891,441
Customer relationship
Intangible Assets, Net
Intangible assets subject to amortization, gross	11,771,028	7,443,088
Less: Accumulated amortization	(2,256,989)	(541,014)
Database license
Intangible Assets, Net
Intangible assets subject to amortization, gross	8,300,000	8,300,000
Less: Accumulated amortization	(2,197,060)	(1,220,589)
Favorable lease term
Intangible Assets, Net
Intangible assets subject to amortization, gross	7,692,972	2,428,110
Less: Accumulated amortization	(333,867)	(212,459)
Computer software licenses
Intangible Assets, Net
Intangible assets subject to amortization, gross	4,941,947	2,422,026
Less: Accumulated amortization	(1,686,246)	(1,013,890)
Non-compete agreements
Intangible Assets, Net
Intangible assets subject to amortization, gross	3,370,919	2,074,417
Less: Accumulated amortization	(1,250,708)	(768,887)
Customer contracts
Intangible Assets, Net
Intangible assets subject to amortization, gross	770,204	3,343,892
Less: Accumulated amortization	(373,381)	(3,343,892)
Domain name
Intangible Assets, Net
Intangible assets subject to amortization, gross	96,518
Less: Accumulated amortization	(5,630)
Trademark
Intangible Assets, Net
Intangible assets not subject to amortization	$ 757,266	$ 720,473

Goodwill (Details) (USD $)	3 Months Ended	12 Months Ended		3 Months Ended	12 Months Ended							12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2011 CRIC	Dec. 31, 2011 Primary real estate agency services	Dec. 31, 2010 Primary real estate agency services	Dec. 31, 2011 Secondary real estate brokerage services	Dec. 31, 2010 Secondary real estate brokerage services	Dec. 31, 2011 Real estate information and consulting services	Dec. 31, 2010 Real estate information and consulting services	Dec. 31, 2009 Real estate information and consulting services	Dec. 31, 2011 Real estate online services	Dec. 31, 2010 Real estate online services	Dec. 31, 2011 Other services	Dec. 31, 2010 Other services	Dec. 31, 2009 Other services
Goodwill
Balance at the beginning of the period		$ 453,139,720	$ 452,659,692		$ 2,764,973	$ 2,683,889	$ 75,300	$ 73,092	$ 4,350,789		$ 4,350,789	$ 445,282,401	$ 444,885,665	$ 666,257		$ 666,257
Goodwill recognized upon acquisition		14,456,095	396,736		523,257				1,316,215			12,616,623	396,736
Disposal of subsidiaries		(666,257)												(666,257)
Exchange rate translation		221,098	83,292		141,951	81,084	3,845	2,208				75,302
Gross Goodwill		467,150,656	453,139,720		3,430,181	2,764,973	79,145	75,300	5,667,004	4,350,789		457,974,326	445,282,401		666,257
Accumulated impairment		(417,822,304)										(417,822,304)
Balance at the end of the period		49,328,352	453,139,720		3,430,181	2,764,973	79,145	75,300	5,667,004		4,350,789	40,152,022	445,282,401			666,257
Impairment of goodwill
Decline in stock price experienced by CRIC (as a percent)				31.00%
Goodwill impairment charge	$ 417,822,304	$ 417,822,304										$ 417,822,304

Repurchase of Shares (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2009	Dec. 31, 2008 program
Number of share repurchase programs approved			2
Repurchase of shares	$ 20,071,589	$ 1,874,085
Excess of purchase price over par value	20,069,191	1,873,808
ADS
Period within which the entity is authorized to repurchase shares (in years)	1		1
Aggregate value of shares authorized to be repurchased	50,000,000		40,000,000
Repurchase of shares	2,399,000	277,174
Repurchase of shares	2,398	277
ADS | CRIC
Period within which the entity is authorized to repurchase shares (in years)	1
Aggregate value of shares authorized to be repurchased	50,000,000
Repurchase of shares	4,206,600
Repurchase of shares	29,862,792
Additional Paid-in Capital
Repurchase of shares	8,915,855	1,048,703
Additional Paid-in Capital | CRIC
Excess of purchase price over par value	120,820
Retained earnings
Repurchase of shares	11,153,336	825,105
Retained earnings | CRIC
Excess of purchase price over par value	166,092
Non-controlling Interest | CRIC
Excess of purchase price over par value	$ 29,575,880

Dividends (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 USDPerAds	Dec. 31, 2011	Dec. 31, 2010 USDPerAds	Dec. 31, 2010
Dividends
Cash dividend approved by the board of directors (in dollars per share)	0.25	0.25	0.25	0.25
Cash dividend		$ 20,209,842		$ 20,081,057

Other Income (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other Income
Gain from sales of marketable securities			$ 3,436,713
Unrealized gains (loss) on marketable securities	(8,598,962)	679,626
Government subsidies	6,180,360	4,080,900	4,759,411
Reimbursement income from depository agent	721,813	542,056	626,888
Gain (loss) from sale of properties held for sale	417,610	1,348,003	(121,639)
Gain from bargain purchase		392,524
Foreign exchange gain (loss)	(1,051,883)	(1,453,940)	78,997
Loss from disposal of subsidiaries	(1,054,348)
Amortization of discounts related to liability for exclusive rights	(891,441)
Total other income (loss)	$ (4,276,851)	$ 5,589,169	$ 8,780,370

Income Tax (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Tax
Current Tax	$ 17,315,158	$ 20,666,134	$ 30,016,855
Deferred Tax
Deferred taxes	(20,039,088)	(7,969,900)	(10,092,774)
Income tax expense (gain)	(2,723,930)	12,696,234	19,924,081
PRC
Current Tax
Current Tax	17,257,121	18,153,060	29,967,894
Deferred Tax
Deferred taxes	(20,039,088)	(7,969,900)	(10,092,774)
Other
Current Tax
Current Tax	$ 58,037	$ 2,513,074	$ 48,961

Income Tax (Details 2) (USD $)	12 Months Ended					1 Months Ended		12 Months Ended	3 Months Ended	1 Months Ended	36 Months Ended			24 Months Ended	1 Months Ended	36 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2011 Shanxi E-House Real Estate Investment Consultant Co., Ltd.	Dec. 31, 2011 Chengdu Western Real Estate Investment Consultant Co., Ltd.	Jan. 31, 2008 China	Dec. 31, 2007 China	Dec. 31, 2007 China	Jun. 30, 2010 China Shanghai CRIC	May 31, 2010 China Shanghai CRIC High and new technology enterprise	Dec. 31, 2012 China Shanghai CRIC High and new technology enterprise	Dec. 31, 2010 China Shanghai CRIC High and new technology enterprise	Dec. 31, 2010 China Shanxi E-House Real Estate Investment Consultant Co., Ltd.	Dec. 31, 2010 China Chengdu Western Real Estate Investment Consultant Co., Ltd.	Feb. 28, 2009 China Shanghai SINA Leju Information Technology Co., Ltd. Software enterprise	Dec. 31, 2012 China Shanghai SINA Leju Information Technology Co., Ltd. Software enterprise	Dec. 31, 2011 Hong Kong	Dec. 31, 2011 Macau Minimum	Dec. 31, 2011 Macau Maximum
Income Tax
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Preferential income tax rate (as a percent)							15.00%				12.50%	15.00%	15.00%	15.00%		12.50%	16.50%
Income tax rate under graduated rate schedule for 2008 (as a percent)								18.00%
Income tax rate under graduated rate schedule for 2009 (as a percent)								20.00%
Income tax rate under graduated rate schedule for 2010 (as a percent)								22.00%
Income tax rate under graduated rate schedule for 2011 (as a percent)								24.00%
Income tax rate under graduated rate schedule for 2012 and thereafter (as a percent)								25.00%
Percentage of tax reduction from 2010 through 2012										50.00%					50.00%
Tax refund received									$ 4,286,591
Progressive tax rate (as a percent)																		0.00%	12.00%

Income Tax (Details 3)	12 Months Ended
	Dec. 31, 2011 USD ($) Y	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)
Income Tax
Period of statute of limitation years if the underpayment of taxes is due to computational errors	3	3
Period of statute of limitation extended under special circumstances (in years)	5	5
Minimum amount of underpayment of tax liability considered for special circumstances	$ 15,871	100,000
Period of statute of limitation in case of transfer pricing related adjustment (in years)	10	10
Deferred tax assets:
Accrued salary expenses	11,798,451		8,796,784
Bad debt provision	3,128,545		4,566,526
Net operating loss carry forwards	19,845,104		6,950,541
Advertising expenses temporarily non-deductible	4,345,753		633,380
Other	202,734		235,775
Gross deferred tax assets	39,320,587		21,183,006
Valuation allowance	(689,076)		(183,392)	(157,085)
Total deferred tax assets	38,631,511		20,999,614
Analysis as:
Current	22,077,959		17,284,547
Non-current	16,553,552		3,715,067
Deferred tax liabilities:
Amortization of intangible and other assets	40,108,863		40,152,455
Total deferred tax liabilities	40,108,863		40,152,455
Analysis as:
Non-current	40,108,863		40,152,455
Movement of the valuation allowance
Balance at the beginning of the period	183,392		157,085	3,207,372
Additions	484,262		21,110	28,273
Business acquisition				292,638
Releases				(3,372,782)
Changes due to foreign exchange	21,422		5,197	1,584
Balance at the end of the period	$ 689,076		$ 183,392	$ 157,085

Income Tax (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation between the provision for income tax computed by applying the statutory tax rate to income before income taxes and the actual provision for income taxes
PRC income tax rate (as a percent)	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes (as a percent)	(24.26%)	12.10%	2.90%
Effect of tax preference (as a percent)	0.72%	(9.25%)	(6.79%)
Effect of different tax rate of subsidiary operation in other jurisdiction (as a percent)	(0.83%)	(0.34%)	(0.91%)
Tax refund (as a percent)		(6.95%)
Other (as a percent)	(0.05%)	0.03%	(2.90%)
Effective income tax rate (as a percent)	0.58%	20.59%	17.30%
Aggregate amount and per share effect of the tax holiday
The aggregate dollar effect	$ 3,046,393	$ 9,530,020	$ 1,433,584
Per share effect basic	$ 0.04	$ 0.12	$ 0.02
Per share effect diluted	$ 0.04	$ 0.12	$ 0.02
Net operating loss carry forwards subject to expiration	79,380,416
Undistributed earnings of PRC subsidiaries	$ 313,200,000

Share-Based Compensation (Details) (USD $)	1 Months Ended	12 Months Ended							1 Months Ended		12 Months Ended					1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended
	Oct. 31, 2010 E-House Plan	Dec. 31, 2006 E-House Plan	Dec. 31, 2011 E-House Plan Share Options: Y	Dec. 31, 2010 E-House Plan Share Options:	Dec. 31, 2009 E-House Plan Share Options:	Dec. 31, 2011 E-House Plan Restricted Shares:	Dec. 31, 2010 E-House Plan Restricted Shares:	Dec. 31, 2009 E-House Plan Restricted Shares:	Sep. 30, 2008 CRIC Plan Maximum	Jul. 31, 2009 CRIC Plan Share Options:	Dec. 31, 2011 CRIC Plan Share Options: Y	Dec. 31, 2010 CRIC Plan Share Options:	Dec. 31, 2009 CRIC Plan Share Options: Y	Dec. 31, 2011 CRIC Plan Share Options: Group's employees	Dec. 31, 2009 CRIC Plan Share Options: Group's employees	Jul. 31, 2009 CRIC Plan Share Options: Minimum Y	Dec. 31, 2011 CRIC Plan Share Options: Minimum	Dec. 31, 2009 CRIC Plan Share Options: Minimum	Jul. 31, 2009 CRIC Plan Share Options: Maximum Y	Dec. 31, 2011 CRIC Plan Share Options: Maximum	Dec. 31, 2009 CRIC Plan Share Options: Maximum	Jul. 31, 2009 CRIC Plan Restricted Shares:	Dec. 31, 2011 CRIC Plan Restricted Shares:	Dec. 31, 2010 CRIC Plan Restricted Shares:	Dec. 31, 2009 CRIC Plan Restricted Shares:	Dec. 31, 2009 Options Replacement Program Y	Oct. 31, 2009 Options Replacement Program Replacement Options	Dec. 31, 2011 Options Replacement Program Replacement Options	Dec. 31, 2010 Options Replacement Program Replacement Options	Dec. 31, 2009 Options Replacement Program Replacement Options	Oct. 31, 2009 Options Replacement Program Replaced Options
Share-Based Compensation
Number of shares authorized		3,636,364
Number of shares that may be issued as a percentage of total outstanding shares		5.00%							15.00%
Award vesting period (in years)		3 years				3 years											2 years	1 year		3 years	4 years
Additional number of shares authorized	4,013,619
Expiration period (in years)			P10Y										P10Y
Options granted for purchase of shares			1,994,000											8,361,000	8,692,000
Granted (in shares)						28,000	972,000	931,000
Exercise price of shares granted (in dollars per share)			$ 5.31								$ 4.84
Exercise price of shares granted, low end of the range (in dollars per share)											$ 3.75		$ 3
Exercise price of shares granted, high end of the range (in dollars per share)											$ 7.02		$ 8
Number of replacement options exchanged with replaced options granted to certain employees of SINA and COHT (in shares)																											3,609,000
Fair value of options held by SINA employees attributable to services prior to the replacement date																											$ 6,777,964
Fair value of options held by COHT employees attributable to services prior to the replacement date																											8,182,832
Fair value of options held by COHT employees attributable to services after the replacement date																											27,720,433
Requisite service period over which amount is expected to be recognized (in years)																											P3.3Y
Assumptions used in the binomial model
Average risk-free rate of return (as a percent)			2.54%								3.22%		3.22%													2.47%
Contractual life of option (in years)			10								10		10													5.2
Average estimated volatility rate (as a percent)			77.02%								70.35%		71.79%													63.18%
Average dividend yield (as a percent)			4.11%								0.00%		0.00%													0.00%
Additional disclosure
Total number of options previously granted subject to modification (in shares)										756,000
Decrease in number of options due to plan modification (in shares)										251,500
Vesting period of options subsequent to modification date (in years)																1			2
Number of restricted shares granted to a certain E-House employee to replace options																						300,000
Purchase price of restricted shares for 250,000 shares																						$ 3
Purchase price of restricted shares for 50,000 shares																						$ 6
Number of restricted shares having purchase price of $3.00																						250,000
Number of restricted shares having purchase price of $6.00																						50,000
Vested (in shares)						(630,603)																	(75,000)
Weighted-average grant-date fair value of options granted (in dollars per share)											$ 3.16		$ 3.72
Weighted-average grant-date fair value of options granted (in dollars per share)			$ 3.31
Compensation expense			2,903,861	4,157,992	4,474,956	10,668,117	5,403,940	321,687			11,740,056	8,584,355	4,765,273										180,322	180,322	148,056			6,348,283	8,679,164	2,219,581
Replacement Date fair value of options (in dollars per share)																											$ 11.44				$ 10.64
Total intrinsic value of options exercised			$ 422,455	$ 5,177,687	$ 6,870,042						$ 2,954,839	$ 5,167,543

Share-Based Compensation (Details2) (Share Options:, USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
E-House Plan
Number of options
Outstanding at the beginning of the period (in shares)	1,442,075
Granted (in shares)	1,994,000
Exercised (in shares)	(81,495)	(301,192)	(509,562)
Forfeited (in shares)	(22,506)
Outstanding at the end of the period (in shares)	3,332,074	1,442,075
Vested and expected to vest at the end of the period (in shares)	3,227,538
Exercisable at the end of the period (in shares)	1,338,074
Weighted Average exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 5.38
Granted (in dollars per share)	$ 5.31
Exercised (in dollars per share)	$ 5.37
Forfeited (in dollars per share)	$ 5.37
Outstanding at the end of the period (in dollars per share)	$ 5.34	$ 5.38
Vested and expected to vest at the end of the period (in dollars per share)	$ 5.34
Exercisable at the end of the period (in dollars per share)	$ 5.38
Weighted average remaining contractual term
Outstanding at the end of the period (in years)	8.25
Vested and expected to vest at the end of the period (in years)	8.2
Exercisable at the end of the period (in years)	5.97
Additional disclosure
Total unrecognized compensation expense	$ 5,743,581
Weighted average period over which cost is expected to be recognized (in years)	2.78
CRIC Plan
Number of options
Outstanding at the beginning of the period (in shares)	10,436,029
Granted (in shares)	8,361,000
Exercised (in shares)	(702,201)
Forfeited (in shares)	(791,763)
Outstanding at the end of the period (in shares)	17,303,065
Vested and expected to vest at the end of the period (in shares)	16,844,275
Exercisable at the end of the period (in shares)	6,189,716
Weighted Average exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 3.24
Granted (in dollars per share)	$ 4.84
Exercised (in dollars per share)	$ 0.99
Forfeited (in dollars per share)	$ 3.56
Outstanding at the end of the period (in dollars per share)	$ 4.09
Vested and expected to vest at the end of the period (in dollars per share)	$ 4.08
Exercisable at the end of the period (in dollars per share)	$ 3.41
Weighted average remaining contractual term
Outstanding at the end of the period (in years)	7.8
Vested and expected to vest at the end of the period (in years)	7.77
Exercisable at the end of the period (in years)	6.34
Aggregate Intrinsic value of options
Exercisable at the end of the period	3,951,697
Additional disclosure
Total unrecognized compensation expense	$ 36,235,513
Weighted average period over which cost is expected to be recognized (in years)	1.92

Share-Based Compensation (Details3) (USD $)	12 Months Ended							1 Months Ended	12 Months Ended
	Dec. 31, 2006 E-House Plan	Dec. 31, 2011 E-House Plan Restricted Shares: Y	Dec. 31, 2010 E-House Plan Restricted Shares:	Dec. 31, 2009 E-House Plan Restricted Shares:	Dec. 31, 2011 CRIC Plan Restricted Shares: Y	Dec. 31, 2010 CRIC Plan Restricted Shares:	Dec. 31, 2009 CRIC Plan Restricted Shares:	Aug. 31, 2011 Equity compensation arrangement with senior managers of Beijing Advertisement manager	Dec. 31, 2011 Equity compensation arrangement with senior managers of Beijing Advertisement Y
Summary of restricted share activity
Award vesting period (in years)	3 years	3 years
Unvested at the beginning of the period (in shares)		1,583,035			225,000
Vested (in shares)		(630,603)			(75,000)
Forfeited (in shares)		(61,336)
Unvested at the end of the period (in shares)		919,096	1,583,035		150,000	225,000
Weighted average grant-date fair value
Unvested at the beginning of the period (in dollars per share)		$ 15.9			$ 2.59
Granted (in dollars per share)		$ 11.57
Vested (in dollars per share)		$ 16.21			$ 2.59
Forfeited (in dollars per share)		$ 15.96
Unvested at the end of the period (in dollars per share)		$ 15.56	$ 15.9		$ 2.59	$ 2.59
Additional disclosure
Total fair value of restricted shares vested		$ 10,219,188	$ 5,782,457	$ 200,160	$ 194,196	$ 194,196
Total unrecognized compensation expense		13,405,429			212,583				548,758
Weighted average period over which cost is expected to be recognized (in years)		1.52			1.24				1
Compensation expense		10,668,117	5,403,940	321,687	180,322	180,322	148,056		182,918
Number of senior managers in equity compensation arrangement								3
Equity interest granted (as a percent)								3.50%
Service period (in months)								16 months
Fair value of equity interest granted								$ 731,676

Employee Benefit Plans (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Employee Benefit Plans
Contribution to employee benefit plans	$ 33,021,394	$ 18,269,190	$ 10,327,532

Distribution of Profits (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Distribution of Profits
Minimum percentage of after-tax profits of PRC subsidiaries and VIEs set aside to fund a statutory reserve	10.00%
Statutory reserve as a percentage of registered capital up to which after-tax profit of PRC subsidiaries and VIEs shall be transferred to statutory reserve	50.00%
Statutory reserve fund	$ 26,481,989	$ 21,938,303	$ 16,876,596
Restricted portion of net assets, including general reserve and registered capital of PRC subsidiaries and VIEs	$ 153,138,430

Segment Information (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2011 segment	Dec. 31, 2010	Dec. 31, 2009
Segment Information
Operating Segments Number		7
Segment Information
Revenues		$ 401,624,981	$ 356,525,127	$ 299,538,656
Cost of revenues		(163,044,490)	(104,846,495)	(70,343,445)
Selling, general and administrative expenses		(286,687,587)	(198,424,922)	(125,721,179)
Gain from settlement of pre-existing relationship				2,100,832
Goodwill impairment charge	(417,822,304)	(417,822,304)
Income (loss) from operations		(465,929,400)	53,253,710	105,574,864
Interest expense				(215,854)
Interest income		2,626,919	2,807,831	1,038,789
Other income (loss), net		(4,276,851)	5,589,169	8,780,370
Income (loss) before taxes and equity in affiliates		(467,579,332)	61,650,710	115,178,169
Income tax (expense) benefit		2,723,930	(12,696,234)	(19,924,081)
Income (loss) before equity in affiliates		(464,855,402)	48,954,476	95,254,088
Income (loss) from equity in affiliates		(165,110)	(278,662)	22,128,235
Net income (loss)		(465,020,512)	48,675,814	117,382,323
Primary real estate agency services
Segment Information
Revenues		158,227,309	173,081,747	183,154,000
Cost of revenues		(95,125,886)	(62,946,388)	(55,655,737)
Selling, general and administrative expenses		(70,639,184)	(46,975,421)	(47,241,533)
Income (loss) from operations		(7,537,761)	63,159,938	80,256,730
Interest income		669,926	1,035,826	591,772
Other income (loss), net		2,942,800	1,845,960	1,842,672
Income (loss) before taxes and equity in affiliates		(3,925,035)	66,041,724	82,691,174
Income tax (expense) benefit		5,077,552	(9,987,481)	(15,981,753)
Income (loss) before equity in affiliates		1,152,517	56,054,243	66,709,421
Income (loss) from equity in affiliates		16,297	(2,277)	112,628
Net income (loss)		1,168,814	56,051,966	66,822,049
Secondary real estate brokerage services
Segment Information
Revenues		18,213,723	20,892,641	28,447,714
Cost of revenues		(2,355,373)	(890,545)	(1,877,546)
Selling, general and administrative expenses		(26,654,213)	(29,429,044)	(26,123,163)
Income (loss) from operations		(10,795,863)	(9,426,948)	447,005
Interest income		27,150	35,213	29,130
Other income (loss), net		271,918	195,509	279,030
Income (loss) before taxes and equity in affiliates		(10,496,795)	(9,196,226)	755,165
Income tax (expense) benefit		1,863,112	334,285	2,204,395
Income (loss) before equity in affiliates		(8,633,683)	(8,861,941)	2,959,560
Net income (loss)		(8,633,683)	(8,861,941)	2,959,560
Real estate information and consulting services
Segment Information
Revenues		61,750,112	75,110,282	61,707,295
Cost of revenues		(6,708,358)	(3,016,516)	(1,865,697)
Selling, general and administrative expenses		(48,176,668)	(35,214,081)	(22,723,019)
Gain from settlement of pre-existing relationship				2,100,832
Income (loss) from operations		6,865,086	36,879,685	39,219,411
Interest income		881,539	1,156,337	166,521
Other income (loss), net		1,790,394	2,360,398	2,481,451
Income (loss) before taxes and equity in affiliates		9,537,019	40,396,420	41,867,383
Income tax (expense) benefit		(3,696,794)	(2,911,786)	(6,710,032)
Income (loss) before equity in affiliates		5,840,225	37,484,634	35,157,351
Income (loss) from equity in affiliates		(94,385)	(271,300)
Net income (loss)		5,745,840	37,213,334	35,157,351
Real estate online services
Segment Information
Revenues		136,452,384	66,804,671	13,829,937
Cost of revenues		(37,583,296)	(26,361,391)	(4,930,280)
Selling, general and administrative expenses		(101,384,497)	(54,741,152)	(11,359,944)
Goodwill impairment charge		(417,822,304)
Income (loss) from operations		(420,337,713)	(14,297,872)	(2,460,287)
Interest income		675,759	286,154	23,722
Other income (loss), net		(1,011,864)	(22,831)	5,814
Income (loss) before taxes and equity in affiliates		(420,673,818)	(14,034,549)	(2,430,751)
Income tax (expense) benefit		305,651	455,815	957,085
Income (loss) before equity in affiliates		(420,368,167)	(13,578,734)	(1,473,666)
Income (loss) from equity in affiliates		(9,609)	(5,085)	22,015,607
Net income (loss)		(420,377,776)	(13,583,819)	20,541,941
Other services
Segment Information
Revenues		26,981,453	20,635,786	12,399,710
Cost of revenues		(21,271,577)	(11,631,655)	(6,014,185)
Selling, general and administrative expenses		(8,237,382)	(8,978,057)	(6,338,251)
Income (loss) from operations		(2,527,506)	26,074	47,274
Interest income		93,130	114,293	29,557
Other income (loss), net		(465,943)	726,952	(1,810)
Income (loss) before taxes and equity in affiliates		(2,900,319)	867,319	75,021
Income tax (expense) benefit		(825,591)	(587,067)	(393,776)
Income (loss) before equity in affiliates		(3,725,910)	280,252	(318,755)
Income (loss) from equity in affiliates		(77,413)
Net income (loss)		(3,803,323)	280,252	(318,755)
Non-allocated
Segment Information
Selling, general and administrative expenses		(31,595,643)	(23,087,167)	(11,935,269)
Income (loss) from operations		(31,595,643)	(23,087,167)	(11,935,269)
Interest expense				(215,854)
Interest income		279,415	180,008	198,087
Other income (loss), net		(7,804,156)	483,181	4,173,213
Income (loss) before taxes and equity in affiliates		(39,120,384)	(22,423,978)	(7,779,823)
Income (loss) before equity in affiliates		(39,120,384)	(22,423,978)	(7,779,823)
Net income (loss)		$ (39,120,384)	$ (22,423,978)	$ (7,779,823)

Segment Information (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Major customers
Revenues from major customer	$ 401,624,981	$ 356,525,127	$ 299,538,656
Accounts receivable from major customer	244,080,865	174,114,561
Revenues | Minimum
Major customers
Threshold for disclosure of risk (as a percent)	10.00%
Revenues | Customer accounting risk | Customer A
Major customers
Revenues from major customer	58,044,764	58,986,246	70,541,996
Accounts receivable | Minimum
Major customers
Threshold for disclosure of risk (as a percent)	10.00%
Accounts receivable | Credit risk | Customer A
Major customers
Accounts receivable from major customer	37,117,123
Accounts receivable | Credit risk | Customer A | Maximum
Major customers
Concentration (as a percent)	10.00%
Customer deposits | Minimum
Major customers
Threshold for disclosure of risk (as a percent)	10.00%
Customer deposits | Customer deposits | Customer B
Major customers
Customer deposits from major customer	11,109,490	14,344,620
Customer deposits | Customer deposits | Customer C
Major customers
Customer deposits from major customer	24,000,000	44,000,000
Customer deposits | Customer deposits | Customer D
Major customers
Customer deposits from major customer	$ 20,631,910
Customer deposits | Customer deposits | Customer D | Maximum
Major customers
Concentration (as a percent)	10.00%

Related Party Balances and Transactions (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2011 Firmway	Dec. 31, 2011 Management	Dec. 31, 2010 Management	Dec. 31, 2011 Customer and supplier	Dec. 31, 2010 Customer and supplier	Dec. 31, 2011 Other	Dec. 31, 2010 Other	Dec. 31, 2010 Shanghai Yueshun Real Estate Development Co., Ltd	Dec. 31, 2009 Shanghai Yueshun Real Estate Development Co., Ltd	Dec. 31, 2011 Shanghai Yueshun Real Estate Development Co., Ltd	Dec. 31, 2011 CRERAT	Dec. 31, 2011 E-House China Real Estate Investment Fund I, L.P.	Dec. 31, 2010 E-House China Real Estate Investment Fund I, L.P.	Dec. 31, 2009 E-House China Real Estate Investment Fund I, L.P.	Dec. 31, 2011 Shanghai Jin Yue Real Estate Development Co., Ltd	Dec. 31, 2010 Shanghai Jin Yue Real Estate Development Co., Ltd	Dec. 31, 2011 Shanghai Shangyou Property Management Co. Ltd.	Jan. 31, 2008 E-House Real Estate Asset Management Co., Ltd.	Dec. 31, 2011 Shengyuan Center	Dec. 31, 2010 Shengyuan Center	Apr. 30, 2010 Shanghai Yidexin Equity Investment Center	Dec. 31, 2011 Shengquan Center	Dec. 31, 2010 Shengquan Center	Dec. 31, 2011 Shengquan Center Xin Zhou
Amounts due from related parties
Total amounts due from related parties	$ 1,500,941	$ 19,447					$ 19,447	$ 1,500,941
Amounts due to related parties (including amounts due to related parties of the consolidated VIEs without recourse to E-House of nil and $654,465 as of December 31, 2010 and 2011, respectively)	1,775,286	5,154,657		525,000	787,500	654,465		595,821	4,367,157
Customer and supplier
Revenue										7,139	102,708		268,380
Selling, general and administrative expenses recorded by the group													822,249
Balances with customers, suppliers and affiliates who are related parties
Amount due from related parties										19,447		263,026							1,021,613
Amount due to related parties										(6,077)			(654,465)		(4,000,000)		(379,519)	(361,080)
Percentage of ownership interest in subsidiary																				51.00%			51.00%
Amount invested by Mr. Xin Zhou, the Group's executive chairman, and Mr. Neil Nanpeng Shen, director of the company														28,000,000
Equity interest (as a percent)													51.00%													2.37%
Purchase price			12,000,000
Management fees														$ 300,000	$ 1,000,000	$ 1,000,000					$ 1,500,000	$ 1,300,000		$ 600,000	$ 400,000

Commitments and Contingencies (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating lease commitments
Rental expenses	$ 21,757,001	$ 15,475,718	$ 10,765,209
Future minimum lease payments under non-cancelable operating lease agreements
2012	17,836,153
2013	14,186,034
2014	7,491,337
2015	1,639,889
2016	418,779
Thereafter	8,106,509
Total	$ 49,678,701
Minimum
Operating lease commitments
Remaining lease terms (in months)	6
Maximum
Operating lease commitments
Remaining lease terms (in months)	240

Subsequent Events (Details) (USD $)	12 Months Ended				1 Months Ended				1 Months Ended
	Dec. 31, 2011 USDPerAds	Dec. 31, 2011	Dec. 31, 2010 USDPerAds	Dec. 31, 2010	Mar. 31, 2012 Dividend declared USDPerAds	Mar. 31, 2012 Dividend declared	Nov. 28, 2011 Century 21 China Real Estate USDPerAds	Nov. 28, 2011 Century 21 China Real Estate	Apr. 30, 2012 CRIC	Apr. 20, 2012 CRIC
Subsequent events
Consideration in cash										$ 113,124,632
Consideration in shares									38,785,588
Value of consideration in shares										$ 252,106,322
Number of shares proposed to be issued							960,000,000	960,000,000
Price per share of shares proposed to be issued							0.4	0.0267
Cash dividend per share	0.25	0.25	0.25	0.25	0.15	0.15